Quarterly Portfolios of Investments
HARBOR ETF TRUST
July 31, 2026

Harbor Active Commodity ETF (Consolidated)
Harbor Active Small Cap ETF
Harbor Active Small Cap Growth ETF
Harbor AI Inflection Strategy ETF
Harbor Alpha Layering ETF (Consolidated)
Harbor AlphaEdge™ Large Cap Value ETF
Harbor AlphaEdge™ Small Cap Earners ETF (currently, Harbor Small Cap Earners ETF)
Harbor Ares Systematic High Yield ETF
Harbor Ares Systematic Multi-Sector Income ETF
Harbor Commodity All-Weather Strategy ETF (Consolidated)
Harbor Disciplined Bond ETF
Harbor Dividend Growth Leaders ETF
Harbor Emerging Markets Equity ETF
Harbor Emerging Markets Select ETF
Harbor Health Care ETF
Harbor Human Capital Factor US Large Cap ETF
Harbor Human Capital Factor US Small Cap ETF
Harbor International Compounders ETF
Harbor International Equity ETF
Harbor Long-Short Equity ETF
Harbor Long-Term Growers ETF
Harbor Mid Cap Core ETF
Harbor Mid Cap Value ETF
Harbor Multi-Asset Explorer ETF (Consolidated) (currently, Harbor Multi-Asset Total Return ETF)
Harbor Osmosis Emerging Markets Resource Efficient ETF
Harbor Osmosis International Resource Efficient ETF
Harbor PanAgora Dynamic Large Cap Core ETF
Harbor SMID Cap Core ETF
Harbor SMID Cap Value ETF
Harbor Transformative Technologies ETF

Table of Contents

Harbor Active Commodity ETF (CONSOLIDATED)	1
Harbor Active Small Cap ETF	3
Harbor Active Small Cap Growth ETF	5
Harbor AI Inflection Strategy ETF	8
Harbor Alpha Layering ETF (CONSOLIDATED)	9
Harbor AlphaEdge™ Large Cap Value ETF	10
Harbor AlphaEdge™ Small Cap Earners ETF (currently, Harbor Small Cap Earners ETF)	12
Harbor Ares Systematic High Yield ETF	19
Harbor Ares Systematic Multi-Sector Income ETF	24
Harbor Commodity All-Weather Strategy ETF (CONSOLIDATED)	30
Harbor Disciplined Bond ETF	31
Harbor Dividend Growth Leaders ETF	38
Harbor Emerging Markets Equity ETF	40
Harbor Emerging Markets Select ETF	42
Harbor Health Care ETF	44
Harbor Human Capital Factor US Large Cap ETF	45
Harbor Human Capital Factor US Small Cap ETF	48
Harbor International Compounders ETF	52
Harbor International Equity ETF	53
Harbor Long-Short Equity ETF	55
Harbor Long-Term Growers ETF	58
Harbor Mid Cap Core ETF	60
Harbor Mid Cap Value ETF	62
Harbor Multi-Asset Explorer ETF (Consolidated) (currently, Harbor Multi-Asset Total Return ETF)	64
Harbor Osmosis Emerging Markets Resource Efficient ETF	65
Harbor Osmosis International Resource Efficient ETF	68
Harbor PanAgora Dynamic Large Cap Core ETF	70
Harbor SMID Cap Core ETF	73
Harbor SMID Cap Value ETF	75
Harbor Transformative Technologies ETF	77
Notes to Portfolios of Investments	78

Harbor Active Commodity ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Principal Amount, Value, and Cost in Thousands

Short-Term Investments—83.0%
Principal Amount		Value
U.S. TREASURY BILLS—83.0%
	U.S. Treasury Bills
$1,007	3.520%—09/17/2026†	$1,002
803	3.536%—08/11/2026†	802
1,025	3.596%—10/13/2026†	1,018
1,013	3.674%—11/12/2026†	1,002
1,028	3.710%—12/17/2026†	1,014
132	3.769%—01/21/2027†	130
TOTAL SHORT-TERM INVESTMENTS (Cost $4,967)		4,968
TOTAL INVESTMENTS—83.0% (Cost $4,967)		4,968
CASH AND OTHER ASSETS, LESS LIABILITIES—17.0%		1,015
TOTAL NET ASSETS—100%		$5,983

FUTURES CONTRACTS
LONG FUTURES CONTRACTS
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Brent Crude Futures	8	09/26	$677	$54
Cocoa Futures	5	12/26	277	(28)
Coffee C Futures	2	12/26	236	2
Copper Futures	1	12/26	164	2
Corn Futures	6	12/26	139	1
Cotton No. 2 Futures	4	12/26	163	4
Gas Oil Low Sulphur Futures	6	11/26	655	94
Gold 100 OZ Futures	3	12/26	1,232	(99)
KC Hard Red Wheat Futures	3	12/26	108	8
Lean Hogs Futures	3	10/26	102	4
LME Aluminum Futures	1	09/26	80	(6)
LME Aluminum Futures	1	11/26	79	1
LME Nickel Futures	1	09/26	103	(5)
LME Nickel Futures	1	11/26	104	3
LME Zinc Futures	1	09/26	92	2
LME Zinc Futures	1	11/26	91	1
NY Harbor ULSD Futures	3	10/26	479	48
RBOB Gasoline Futures	5	10/26	562	38
Soybean Futures	2	11/26	119	4
Soybean Meal Futures	3	12/26	96	4
Soybean Oil Futures	3	12/26	120	—
Sugar No. 11 Futures	11	09/26	181	1
Wheat Futures	3	12/26	99	3
WTI Crude Oil Futures	3	10/26	236	17
Total Long Futures Contracts				$153

⬤

Harbor Active Commodity ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued
SHORT FUTURES CONTRACTS
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LME Aluminum Futures	1	09/26	$80	$(1)
LME Nickel Futures	1	09/26	103	(3)
LME Zinc Futures	1	09/26	91	(1)
Total Short Futures Contracts				$(5)
Total Futures Contracts				$ 148
FAIR VALUE MEASUREMENTS
As of July 31, 2026, the investments in futures contracts (as disclosed in the preceding Futures Contracts schedule) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†
Coupon represents yield to maturity
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Active Small Cap ETF
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—95.5%
Shares		Value
AEROSPACE & DEFENSE—4.0%
1,602	Arxis, Inc. Class A*	$87
1,951	Loar Holdings, Inc. *	133
11,562	StandardAero, Inc. *	339
		559
AUTOMOBILE COMPONENTS—1.0%
1,352	LCI Industries	138
BANKS—8.2%
7,380	Northpointe Bancshares, Inc.	129
9,432	United Bankshares, Inc.	457
3,477	Wintrust Financial Corp.	555
		1,141
BEVERAGES—0.9%
657	Boston Beer Co., Inc. Class A*	120
BUILDING PRODUCTS—5.0%
2,787	Fortune Brands Innovations, Inc.	137
12,088	Hayward Holdings, Inc. *	183
74,620	Janus International Group, Inc. *	383
		703
CAPITAL MARKETS—11.7%
9,431	Artisan Partners Asset Management, Inc. Class A	370
1,348	FactSet Research Systems, Inc.	355
2,561	Moelis & Co. Class A	172
3,219	Morningstar, Inc.	620
12,443	Wealthfront Corp. *	118
		1,635
CONSTRUCTION & ENGINEERING—4.1%
23,540	WillScot Holdings Corp.	572
CONSUMER FINANCE—0.7%
3,869	Figure Technology Solutions, Inc. Class A*	96
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.4%
4,259	Maplebear, Inc. *	190
CONTAINERS & PACKAGING—2.3%
2,432	AptarGroup, Inc.	326
DISTRIBUTORS—5.0%
3,753	Pool Corp.	697
ENERGY EQUIPMENT & SERVICES—2.0%
15,331	Liberty Energy, Inc.	287
FINANCIAL SERVICES—4.5%
14,435	Remitly Global, Inc. *	329
5,777	Shift4 Payments, Inc. Class A*	306
		635
GROUND TRANSPORTATION—1.0%
8,643	Lyft, Inc. Class A*	137
HEALTH CARE PROVIDERS & SERVICES—2.0%
3,480	U.S. Physical Therapy, Inc.	275
HEALTH CARE TECHNOLOGY—1.3%
9,053	Doximity, Inc. Class A*	189

COMMON STOCKS—Continued
Shares		Value
HOTEL & RESORT REITS—3.0%
34,116	RLJ Lodging Trust	$418
HOTELS, RESTAURANTS & LEISURE—0.9%
1,050	Monarch Casino & Resort, Inc.	129
INSURANCE—1.7%
6,380	Accelerant Holdings Class A (Cayman Islands)*	76
468	Kinsale Capital Group, Inc.	167
		243
MACHINERY—12.0%
11,267	Douglas Dynamics, Inc.	497
39,119	Hillman Solutions Corp. *	308
2,167	Middleby Corp. *	289
2,167	Midera Food Processing, Inc. *	104
301	RBC Bearings, Inc. *	166
3,386	Toro Co.	311
		1,675
METALS & MINING—2.2%
764	Reliance, Inc.	310
MULTI-UTILITIES—1.4%
2,779	CMS Energy Corp.	200
OIL, GAS & CONSUMABLE FUELS—2.6%
988	DT Midstream, Inc.	137
5,738	Range Resources Corp.	230
		367
PROFESSIONAL SERVICES—8.7%
6,177	Andersen Group, Inc. Class A*	293
3,381	Paylocity Holding Corp. *	466
5,893	SS&C Technologies Holdings, Inc.	454
		1,213
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.4%
11,456	CoStar Group, Inc. *	329
RETAIL REITS—1.7%
5,660	Phillips Edison & Co., Inc.	241
SOFTWARE—2.5%
18,060	Freshworks, Inc. Class A*	205
2,432	Q2 Holdings, Inc. *	148
		353
TRADING COMPANIES & DISTRIBUTORS—1.3%
3,296	Core & Main, Inc. Class A*	145
2,082	EquipmentShare.com, Inc. Class A*	39
		184
TOTAL COMMON STOCKS (Cost $13,943)		13,362
TOTAL INVESTMENTS—95.5% (Cost $13,943)		13,362
CASH AND OTHER ASSETS, LESS LIABILITIES—4.5%		623
TOTAL NET ASSETS—100%		$13,985

⬤

Harbor Active Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Active Small Cap Growth ETF
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—97.6%
Shares		Value
AEROSPACE & DEFENSE—4.0%
529	AeroVironment, Inc. *	$79
3,391	Arxis, Inc. Class A*	184
2,112	Beta Technologies, Inc. Class A*	40
1,322	BWX Technologies, Inc.	223
1,937	FTAI Aviation Ltd.	399
2,330	Karman Holdings, Inc. *	112
1,626	York Space Systems, Inc. *	24
		1,061
BANKS—1.6%
4,354	Texas Capital Bancshares, Inc.	430
BEVERAGES—0.7%
2,619	Vita Coco Co., Inc. *	173
BIOTECHNOLOGY—15.9%
1,758	AnaptysBio, Inc. *	94
12,274	BridgeBio Oncology Therapeutics, Inc. (Cayman Islands)*	99
2,200	Bridgebio Pharma, Inc. *	176
3,563	Celcuity, Inc. *	308
970	Cytokinetics, Inc. *	75
8,094	Dyne Therapeutics, Inc. *	204
3,157	First Tracks Biotherapeutics, Inc. *	139
3,346	GRAIL, Inc. *	229
8,493	Immunome, Inc. *	193
4,793	Immunovant, Inc. *	185
3,204	Kiniksa Pharmaceuticals International PLC *	238
4,489	MoonLake Immunotherapeutics *	83
1,870	Oruka Therapeutics, Inc. *	181
1,101	Protagonist Therapeutics, Inc. *	150
2,024	Rhythm Pharmaceuticals, Inc. *	201
3,915	Scholar Rock Holding Corp. *	185
1,979	Spyre Therapeutics, Inc. *	195
10,207	Stoke Therapeutics, Inc. *	295
11,085	Syndax Pharmaceuticals, Inc. *	211
2,719	Tango Therapeutics, Inc. *	74
30,625	Taysha Gene Therapies, Inc. *	180
1,851	Twist Bioscience Corp. *	169
2,302	Viking Therapeutics, Inc. *	73
2,550	Xenon Pharmaceuticals, Inc. (Canada)*	160
7,612	Zymeworks, Inc. *	167
		4,264
BROADLINE RETAIL—0.5%
2,510	Global-e Online Ltd. (Israel)*	99
470	Ollie’s Bargain Outlet Holdings, Inc. *	34
		133
BUILDING PRODUCTS—0.5%
613	Modine Manufacturing Co. *	123
CAPITAL MARKETS—0.8%
3,124	Marex Group Ltd. (Bermuda)	203
COMMERCIAL SERVICES & SUPPLIES—2.4%
6,376	Casella Waste Systems, Inc. Class A*	572
2,949	Onterris, Inc. *	62
		634
COMMUNICATIONS EQUIPMENT—0.3%
702	Silicom Ltd. (Israel)*	28

COMMON STOCKS—Continued
Shares		Value
COMMUNICATIONS EQUIPMENT—Continued
1,542	Viavi Solutions, Inc. *	$57
		85
CONSTRUCTION & ENGINEERING—0.7%
8,054	WillScot Holdings Corp.	196
CONSUMER FINANCE—1.5%
619	Dave, Inc. *	231
7,261	Figure Technology Solutions, Inc. Class A*	181
		412
CONSUMER STAPLES DISTRIBUTION & RETAIL—0.9%
2,153	Chefs' Warehouse, Inc. *	248
DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
6,204	Cogent Communications Holdings, Inc.	84
ELECTRICAL EQUIPMENT—1.8%
1,932	Forgent Power Solutions, Inc. Class A*	64
1,012	Generac Holdings, Inc. *	200
2,549	Nextpower, Inc. Class A*	229
		493
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.5%
14,344	908 Devices, Inc. *	115
354	Advanced Energy Industries, Inc.	102
16,150	Arlo Technologies, Inc. *	238
5,369	Evolv Technologies Holdings, Inc. *	30
14,038	LightPath Technologies, Inc. Class A*	145
835	nLight, Inc. *	57
311	TTM Technologies, Inc. *	36
10,431	Unusual Machines, Inc. (Puerto Rico)*	221
		944
FINANCIAL SERVICES—2.3%
10,248	Chime Financial, Inc. Class A*	236
3,124	Shift4 Payments, Inc. Class A*	166
6,332	Toast, Inc. Class A*	204
		606
FOOD PRODUCTS—0.7%
877	Freshpet, Inc. *	52
6,819	Mama’s Creations, Inc. *	126
		178
GROUND TRANSPORTATION—0.8%
6,955	Neutron Holdings, Inc. *	205
HEALTH CARE EQUIPMENT & SUPPLIES—5.1%
7,262	Beta Bionics, Inc. *	93
1,496	iRadimed Corp.	136
1,057	IRhythm Holdings, Inc. *	124
18,262	OrthoPediatrics Corp. *	369
22,616	Owlet, Inc. *	116
29,518	SI-BONE, Inc. *	524
		1,362
HEALTH CARE PROVIDERS & SERVICES—3.2%
8,305	Alignment Healthcare, Inc. *	123
2,377	CorVel Corp. *	143
3,688	HealthEquity, Inc. *	371
3,784	Lumexa Imaging Holdings, Inc. *	39

⬤

Harbor Active Small Cap Growth ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
2,245	RadNet, Inc. *	$143
7,263	Strata Critical Medical, Inc. *	37
		856
HOTELS, RESTAURANTS & LEISURE—2.6%
748	Cava Group, Inc. *	49
2,291	First Watch Restaurant Group, Inc. *	29
24,026	Genius Sports Ltd. (United Kingdom)*	167
2,551	Kura Sushi USA, Inc. Class A*	118
5,148	Life Time Group Holdings, Inc. *	232
1,939	Lindblad Expeditions Holdings, Inc. *	57
8,273	Sweetgreen, Inc. Class A*	53
		705
HOUSEHOLD DURABLES—1.7%
2,418	Green Brick Partners, Inc. *	171
1,807	SharkNinja, Inc. *	292
		463
INSURANCE—0.6%
453	Kinsale Capital Group, Inc.	162
INTERACTIVE MEDIA & SERVICES—0.1%
6,291	Trivago NV ADR (Germany)*,1	33
IT SERVICES—1.4%
1,800	DigitalOcean Holdings, Inc. *	211
1,013	Okta, Inc. *	144
575	Quantinuum, Inc. Class A*	30
		385
LEISURE PRODUCTS—0.5%
7,876	Callaway Golf Co. *	145
LIFE SCIENCES TOOLS & SERVICES—2.4%
5,855	CryoPort, Inc. *	88
3,913	Repligen Corp. *	552
		640
MACHINERY—5.7%
4,680	Capstone Energy+, Inc. *	36
2,587	CECO Environmental Corp. *	171
20,062	Gates Industrial Corp. Ltd. *	561
1,581	JBT Marel Corp.	219
5,148	Kornit Digital Ltd. (Israel)*	79
833	RBC Bearings, Inc. *	459
		1,525
MEDIA—2.1%
28,572	Magnite, Inc. *	551
METALS & MINING—1.8%
2,685	Almonty Industries, Inc. (Canada)*	30
1,289	Materion Corp.	272
4,044	MP Materials Corp. *	167
2,331	U.S. Antimony Corp. *	12
		481
OIL, GAS & CONSUMABLE FUELS—0.2%
220	Centrus Energy Corp. Class A*	39

COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—2.6%
4,621	Edgewise Therapeutics, Inc. *	$178
3,257	EyePoint, Inc. *	40
1,103	Ligand Pharmaceuticals, Inc. *	317
21,079	Xeris Biopharma Holdings, Inc. *	170
		705
PROFESSIONAL SERVICES—0.5%
3,695	ExlService Holdings, Inc. *	125
1,363	Spire Global, Inc. *	16
		141
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.1%
2,244	Compass, Inc. Class A*	26
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.9%
5,246	Allegro MicroSystems, Inc. (Japan)*	218
124,605	indie Semiconductor, Inc. Class A (China)*	402
1,222	Lattice Semiconductor Corp. *	152
1,066	Onto Innovation, Inc. *	276
1,625	Rambus, Inc. *	148
9,281	Rigetti Computing, Inc. *	139
3,211	Silicon Motion Technology Corp. ADR (Taiwan)[1]	814
4,749	Veeco Instruments, Inc. *	237
		2,386
SOFTWARE—17.6%
2,286	Agilysys, Inc. *	240
14,828	Alkami Technology, Inc. *	269
2,816	Arteris, Inc. *	84
21,831	Cellebrite DI Ltd. (Israel)*	322
6,820	Core Scientific, Inc. *	141
6,911	Descartes Systems Group, Inc. (Canada)*	520
50,249	Digital Turbine, Inc. *	405
3,521	Guidewire Software, Inc. *	535
5,273	JFrog Ltd. (Israel)*	421
14,215	Netskope, Inc. Class A*	179
6,778	Nutanix, Inc. Class A*	400
69,289	Porch Group, Inc. *	1,001
8,739	Zeta Global Holdings Corp. Class A*	189
		4,706
SPECIALTY RETAIL—0.5%
130	Boot Barn Holdings, Inc. *	19
4,003	Warby Parker, Inc. Class A*	107
		126
TRADING COMPANIES & DISTRIBUTORS—0.8%
15,667	QXO, Inc. *	208
TOTAL COMMON STOCKS (Cost $25,461)		26,117
TOTAL INVESTMENTS—97.6% (Cost $25,461)		26,117
CASH AND OTHER ASSETS, LESS LIABILITIES—2.4%		647
TOTAL NET ASSETS—100%		$26,764

⬤

Harbor Active Small Cap Growth ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor AI Inflection Strategy ETF
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.1%
Shares		Value
AIR FREIGHT & LOGISTICS—1.7%
693	CH Robinson Worldwide, Inc.	$102
BUILDING PRODUCTS—2.4%
977	Johnson Controls International PLC	143
CONSTRUCTION & ENGINEERING—8.5%
208	EMCOR Group, Inc.	166
1,411	Everus Construction Group, Inc. *	177
583	MasTec, Inc. *	153
		496
ELECTRICAL EQUIPMENT—10.9%
1,654	Atkore, Inc.	121
396	Eaton Corp. PLC	164
142	GE Vernova, Inc.	141
871	Vertiv Holdings Co. Class A	210
		636
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—14.0%
988	Amphenol Corp. Class A	159
1,173	Corning, Inc.	162
1,756	Flex Ltd. *	200
679	Sanmina Corp. *	126
672	TD SYNNEX Corp.	172
		819
GAS UTILITIES—2.0%
674	Atmos Energy Corp.	117
IT SERVICES—2.9%
851	Twilio, Inc. Class A*	168
LIFE SCIENCES TOOLS & SERVICES—6.5%
746	Agilent Technologies, Inc.	103
590	Charles River Laboratories International, Inc. *	137
581	IQVIA Holdings, Inc. *	137
		377
MACHINERY—3.8%
1,433	Flowserve Corp.	109
518	SPX Technologies, Inc. *	114
		223

COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—2.4%
6,451	Antero Midstream Corp.	$142
PROFESSIONAL SERVICES—1.9%
221	CACI International, Inc. Class A*	110
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.7%
738	CBRE Group, Inc. Class A*	108
1,668	CoStar Group, Inc. *	48
		156
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—35.0%
2,817	Amkor Technology, Inc.	140
558	Applied Materials, Inc.	283
132	ASML Holding NV New York Registry Shares (Netherlands)	215
1,468	Entegris, Inc.	175
1,763	FormFactor, Inc. *	187
760	Lam Research Corp.	223
138	Monolithic Power Systems, Inc.	197
567	NXP Semiconductors NV (Netherlands)	130
549	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	222
742	Teradyne, Inc.	273
		2,045
SOFTWARE—2.0%
306	Synopsys, Inc. *	119
SPECIALIZED REITS—2.4%
744	Digital Realty Trust, Inc.	140
TOTAL COMMON STOCKS (Cost $4,791)		5,793
TOTAL INVESTMENTS—99.1% (Cost $4,791)		5,793
CASH AND OTHER ASSETS, LESS LIABILITIES—0.9%		52
TOTAL NET ASSETS—100%		$5,845

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Alpha Layering ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

EXCHANGE-TRADED FUNDS—39.0%
Shares		Value
(Cost $2,942)
EQUITY FUNDS—39.0%
4,171	iShares Core S&P 500 ETF	$3,130
TOTAL INVESTMENTS—39.0% (Cost $2,942)		3,130
CASH AND OTHER ASSETS, LESS LIABILITIES—61.0%		4,901
TOTAL NET ASSETS—100%		$8,031

FUTURES CONTRACTS
LONG FUTURES CONTRACTS
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE U.S. MSCI Emerging Markets Index Futures	13	09/26	$1,067	$(41)
Micro E-mini NASDAQ-100 Futures	14	09/26	795	(15)
Micro E-mini Russell 2000 Futures	55	09/26	808	15
Micro WTI Crude Oil Futures	82	08/26	694	46
Total Long Futures Contracts				$5

SHORT FUTURES CONTRACTS
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Australian Dollar Currency Futures	10	09/26	$703	$(7)
CME British Pound Currency Futures	11	09/26	927	(12)
CME Canadian Dollar Currency Futures	13	09/26	929	(7)
CME E-Micro Australian Dollar Currency Futures	14	09/26	98	—
CME E-Micro British Pound Currency Futures	16	09/26	135	(2)
CME E-Micro Canadian Dollar Currency Futures	37	09/26	264	2
CME E-Micro Euro Foreign Exchange Currency Futures	11	09/26	159	(1)
CME Euro Foreign Exchange Currency Futures	6	09/26	866	(3)
CME Japanese Yen Currency Futures	14	09/26	1,105	(12)
COMEX E-Micro Gold Futures	38	12/26	1,561	12
U.S. Treasury Long Bond Futures	14	09/26	1,516	35
U.S. Treasury Note Futures 10 Year	23	09/26	2,484	24
U.S. Treasury Note Futures 2 Year	46	09/26	9,458	24
U.S. Treasury Note Futures 5 Year	35	09/26	3,709	25
Total Short Futures Contracts				$78
Total Futures Contracts				$83
FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments and Futures Contracts schedule) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor AlphaEdge™ Large Cap Value ETF
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.3%
Shares		Value
AEROSPACE & DEFENSE—2.8%
336	General Dynamics Corp.	$129
AIR FREIGHT & LOGISTICS—0.5%
139	Expeditors International of Washington, Inc.	23
AUTOMOBILE COMPONENTS—1.3%
1,354	Gentex Corp.	32
232	Lear Corp.	30
		62
BANKS—7.7%
3,037	Bank of America Corp.	188
1,058	Citigroup, Inc.	140
76	JPMorgan Chase & Co.	27
		355
BEVERAGES—1.0%
262	Coca-Cola Co.	23
240	Monster Beverage Corp. *	23
		46
BIOTECHNOLOGY—5.1%
89	AbbVie, Inc.	22
1,028	Exelixis, Inc. *	55
189	Incyte Corp. *	23
32	Regeneron Pharmaceuticals, Inc.	24
215	United Therapeutics Corp. *	111
		235
BROADLINE RETAIL—3.4%
584	Amazon.com, Inc. *	159
BUILDING PRODUCTS—0.5%
172	Johnson Controls International PLC	25
CAPITAL MARKETS—8.5%
978	Bank of New York Mellon Corp.	153
1,365	SEI Investments Co.	140
910	T. Rowe Price Group, Inc.	102
		395
CHEMICALS—0.5%
46	Linde PLC	22
COMMUNICATIONS EQUIPMENT—0.8%
326	Cisco Systems, Inc.	38
CONSUMER FINANCE—2.9%
1,738	Synchrony Financial	132
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.5%
24	Costco Wholesale Corp.	23
166	Target Corp.	24
209	Walmart, Inc.	23
		70
DIVERSIFIED TELECOMMUNICATION SERVICES—1.8%
997	AT&T, Inc.	23
1,252	Verizon Communications, Inc.	59
		82
ELECTRIC UTILITIES—0.5%
183	Duke Energy Corp.	23

COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.5%
112	TE Connectivity PLC (Switzerland)	$23
ENERGY EQUIPMENT & SERVICES—0.6%
866	Halliburton Co.	28
FINANCIAL SERVICES—4.1%
40	Mastercard, Inc. Class A	23
920	MGIC Investment Corp.	28
381	Visa, Inc. Class A	139
		190
FOOD PRODUCTS—0.5%
286	Archer-Daniels-Midland Co.	23
GROUND TRANSPORTATION—1.9%
463	CSX Corp.	23
219	Union Pacific Corp.	64
		87
HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
283	Medtronic PLC	24
HEALTH CARE PROVIDERS & SERVICES—0.5%
43	Chemed Corp.	23
HOTELS, RESTAURANTS & LEISURE—0.6%
533	Yum China Holdings, Inc. (China)	26
HOUSEHOLD DURABLES—0.5%
179	PulteGroup, Inc.	23
HOUSEHOLD PRODUCTS—0.5%
163	Procter & Gamble Co.	24
INSURANCE—5.2%
97	Allstate Corp.	26
67	Chubb Ltd.	24
172	Hartford Insurance Group, Inc.	24
1,244	Principal Financial Group, Inc.	141
73	Travelers Cos., Inc.	27
		242
INTERACTIVE MEDIA & SERVICES—3.2%
418	Alphabet, Inc. Class A	149
IT SERVICES—0.6%
476	Cognizant Technology Solutions Corp. Class A	26
LIFE SCIENCES TOOLS & SERVICES—0.5%
69	West Pharmaceutical Services, Inc.	24
MACHINERY—3.5%
2,105	Mueller Industries, Inc.	140
59	Snap-on, Inc.	24
		164
METALS & MINING—2.4%
423	Nucor Corp.	109
OIL, GAS & CONSUMABLE FUELS—3.3%
234	Chevron Corp.	46
175	EOG Resources, Inc.	26
200	ExxonMobil Holdings Corp.	31
74	Marathon Petroleum Corp.	23

⬤

Harbor AlphaEdge™ Large Cap Value ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
88	Valero Energy Corp.	$28
		154
PHARMACEUTICALS—7.5%
1,284	Bristol-Myers Squibb Co.	84
851	Johnson & Johnson	218
179	Merck & Co., Inc.	23
403	Royalty Pharma PLC Class A	24
		349
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.1%
285	Cirrus Logic, Inc. *	37
143	Micron Technology, Inc.	117
418	NVIDIA Corp.	84
		238
SOFTWARE—3.5%
459	Adobe, Inc. *	115
100	Microsoft Corp.	46
		161
SPECIALTY RETAIL—3.7%
334	Ross Stores, Inc.	84
558	TJX Cos., Inc.	88
		172
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—8.1%
973	Apple, Inc.	300

COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—Continued
110	Dell Technologies, Inc. Class C	$45
181	NetApp, Inc.	32
		377
TOBACCO—2.6%
1,778	Altria Group, Inc.	121
TRADING COMPANIES & DISTRIBUTORS—1.1%
76	Applied Industrial Technologies, Inc.	26
17	WW Grainger, Inc.	24
		50
TOTAL COMMON STOCKS (Cost $4,193)		4,603

MASTER LIMITED PARTNERSHIPS—0.5%

(Cost $23)
OIL, GAS & CONSUMABLE FUELS—0.5%
646	Enterprise Products Partners LP	24
TOTAL INVESTMENTS—99.8% (Cost $4,216)		4,627
CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		8
TOTAL NET ASSETS—100%		$4,635

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor AlphaEdge™ Small Cap Earners ETF (currently, Harbor Small Cap Earners ETF)
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—100.0%
Shares		Value
AEROSPACE & DEFENSE—0.5%
112	AAR Corp. *	$16
91	Moog, Inc. Class A	36
43	Park Aerospace Corp.	1
7	VSE Corp.	1
		54
AUTOMOBILE COMPONENTS—1.7%
1,035	Adient PLC *	22
3,277	Dauch Corp. *	19
157	Dorman Products, Inc. *	21
1,482	Garrett Motion, Inc. (Switzerland)	46
4,335	Goodyear Tire & Rubber Co. *	30
4,688	Holley, Inc. *	13
635	Motorcar Parts of America, Inc. *	8
484	Phinia, Inc.	36
327	Standard Motor Products, Inc.	12
		207
BANKS—12.9%
332	Amalgamated Financial Corp.	16
444	Ameris Bancorp	39
736	Atlantic Union Bankshares Corp.	31
433	Axos Financial, Inc. *	44
305	Bancorp, Inc. *	20
78	Bank First Corp.	12
233	Bank7 Corp.	12
575	BankUnited, Inc.	27
169	BayCom Corp.	5
342	Beacon Financial Corp.	11
85	Burke & Herbert Financial Services Corp.	6
662	Byline Bancorp, Inc.	26
284	California BanCorp	6
311	Camden National Corp.	18
266	Capital Bancorp, Inc.	10
319	Carter Bankshares, Inc.	11
674	Cathay General Bancorp	43
151	ChoiceOne Financial Services, Inc.	5
142	City Holding Co.	21
370	CNB Financial Corp.	13
197	Coastal Financial Corp. *	8
433	Colony Bankcorp, Inc.	9
343	Community West Bancshares	9
509	ConnectOne Bancorp, Inc.	17
344	Dime Commercial Bancshares, Inc.	14
465	Eastern Bankshares, Inc.	11
1,390	First BanCorp (Puerto Rico)	40
341	First Bank	6
1,050	First Financial Bancorp	36
716	First Financial Bankshares, Inc.	25
811	First Interstate BancSystem, Inc. Class A	31
167	First Western Financial, Inc. *	5
1,579	Fulton Financial Corp.	38
250	FVCBankcorp, Inc.	5
233	Greene County Bancorp, Inc.	8
652	Hancock Whitney Corp.	50
395	HBT Financial, Inc.	14
181	Home Bancorp, Inc.	13
1,352	Home BancShares, Inc.	42
550	International Bancshares Corp.	42
127	John Marshall Bancorp, Inc.	3
164	Lakeland Financial Corp.	10
256	Live Oak Bancshares, Inc.	11

COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
395	Metrocity Bankshares, Inc.	$14
125	Metropolitan Bank Holding Corp.	12
408	Midland States Bancorp, Inc.	14
533	National Bank Holdings Corp. Class A	23
104	National Bankshares, Inc.	4
539	NBT Bancorp, Inc.	28
121	Nicolet Bankshares, Inc.	21
101	Norwood Financial Corp.	3
306	Oak Valley Bancorp	10
652	OceanFirst Financial Corp.	13
2,312	Old National Bancorp	62
207	Orange County Bancorp, Inc.	8
116	Park National Corp.	24
302	PCB Bancorp	8
465	Peoples Bancorp, Inc.	19
156	Peoples Financial Services Corp.	11
170	Preferred Bank	18
146	QCR Holdings, Inc.	15
340	RBB Bancorp	9
71	Red River Bancshares, Inc.	7
248	ServisFirst Bancshares, Inc.	22
244	SmartFinancial, Inc.	13
636	Southside Bancshares, Inc.	21
264	Stock Yards Bancorp, Inc.	22
617	Towne Bank	23
90	Triumph Financial, Inc. *	7
280	TrustCo Bank Corp.	16
326	UMB Financial Corp.	48
928	United Bankshares, Inc.	45
888	United Community Banks, Inc.	31
166	Unity Bancorp, Inc.	10
535	Univest Financial Corp.	24
3,653	Valley National Bancorp	52
130	Virginia National Bankshares Corp.	6
359	Westamerica BanCorp	22
454	WSFS Financial Corp.	36
		1,544
BEVERAGES—0.1%
524	National Beverage Corp.	17
BIOTECHNOLOGY—0.4%
617	ADMA Biologics, Inc. *	5
750	Alkermes PLC *	37
		42
BROADLINE RETAIL—0.4%
1,996	Kohl’s Corp.	38
823	Savers Value Village, Inc. *	9
		47
BUILDING PRODUCTS—1.5%
260	Apogee Enterprises, Inc.	10
222	AZZ, Inc.	32
48	CSW Industrials, Inc.	15
268	Gibraltar Industries, Inc. *	11
302	Griffon Corp.	26
181	Insteel Industries, Inc.	6
3,483	Masterbrand, Inc. *	29
413	UFP Industries, Inc.	36

⬤

Harbor AlphaEdge™ Small Cap Earners ETF (currently, Harbor Small Cap Earners ETF)
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
BUILDING PRODUCTS—Continued
367	Zurn Elkay Water Solutions Corp. Class C	$19
		184
CAPITAL MARKETS—3.4%
671	Artisan Partners Asset Management, Inc. Class A	26
261	Cohen & Steers, Inc.	22
701	DigitalBridge Group, Inc.	11
153	Donnelley Financial Solutions, Inc. *	7
1,262	Marex Group Ltd. (Bermuda)	82
325	MarketWise, Inc.	6
586	Moelis & Co. Class A	39
435	Silvercrest Asset Management Group, Inc. Class A	5
1,780	StoneX Group, Inc. *	136
154	Value Line, Inc.	5
403	Victory Capital Holdings, Inc. Class A	40
141	Virtus Investment Partners, Inc.	23
		402
CHEMICALS—1.7%
388	AdvanSix, Inc.	8
69	Balchem Corp.	11
535	Cabot Corp.	47
716	Ecovyst, Inc. *	9
358	HB Fuller Co.	20
102	Innospec, Inc.	9
384	Koppers Holdings, Inc.	19
659	LSB Industries, Inc. *	7
633	Orion SA (Germany)	4
258	Quaker Chemical Corp.	41
127	Sensient Technologies Corp.	16
106	Stepan Co.	7
611	Valhi, Inc.	8
		206
COMMERCIAL SERVICES & SUPPLIES—1.8%
499	ABM Industries, Inc.	24
1,456	ACCO Brands Corp.	6
869	BrightView Holdings, Inc. *	11
361	Brink’s Co.	43
216	Cimpress PLC (Ireland)*	21
162	CompX International, Inc.	5
399	Ennis, Inc.	9
1,062	GEO Group, Inc. *	33
126	Liquidity Services, Inc. *	5
946	MillerKnoll, Inc.	21
370	NLI Holdings, Inc.	2
666	Quad/Graphics, Inc.	7
62	UniFirst Corp.	18
953	Vestis Corp. *	14
		219
COMMUNICATIONS EQUIPMENT—0.0%
80	Aviat Networks, Inc. *	2
CONSTRUCTION & ENGINEERING—0.7%
314	Arcosa, Inc.	46
1,387	Concrete Pumping Holdings, Inc. *	13
489	Fluor Corp. *	24
17	MYR Group, Inc. *	6
		89

COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION MATERIALS—0.2%
365	Knife River Corp. *	$27
CONSUMER FINANCE—4.1%
376	Atlanticus Holdings Corp. *	40
753	Bread Financial Holdings, Inc.	81
1,333	Consumer Portfolio Services, Inc. *	12
180	Enova International, Inc. *	46
160	FirstCash Holdings, Inc.	33
966	Happen, Inc. *	18
681	Medallion Financial Corp.	7
17,719	Navient Corp.	149
413	Nelnet, Inc. Class A	56
2,302	OppFi, Inc. *	21
1,258	PRA Group, Inc. *	22
		485
CONSUMER STAPLES DISTRIBUTION & RETAIL—0.6%
173	Chefs' Warehouse, Inc. *	20
165	Natural Grocers by Vitamin Cottage, Inc. Class C	5
135	PriceSmart, Inc.	26
200	Village Super Market, Inc. Class A	9
155	Weis Markets, Inc.	12
		72
CONTAINERS & PACKAGING—0.9%
341	Greif, Inc. Class A	30
883	Myers Industries, Inc.	30
5,470	O-I Glass, Inc. *	39
227	TriMas Corp.	9
		108
DISTRIBUTORS—0.1%
286	GigaCloud Technology, Inc. Class A (Hong Kong)*	13
DIVERSIFIED CONSUMER SERVICES—1.3%
164	Carriage Services, Inc.	7
323	Frontdoor, Inc. *	23
32	Graham Holdings Co. Class B	38
592	Laureate Education, Inc. *	23
282	OneSpaWorld Holdings Ltd. (Bahamas)	7
427	Perdoceo Education Corp.	14
92	Strategic Education, Inc.	8
398	Stride, Inc. *	32
		152
DIVERSIFIED REITS—0.8%
271	Alpine Income Property Trust, Inc.	6
538	American Assets Trust, Inc.	13
1,188	Broadstone Net Lease, Inc.	25
339	CTO Realty Growth, Inc.	7
748	Essential Properties Realty Trust, Inc.	23
478	Gladstone Commercial Corp.	6
1,208	Global Net Lease, Inc.	11
		91
DIVERSIFIED TELECOMMUNICATION SERVICES—1.0%
1,960	Cogent Communications Holdings, Inc.	26
106	IDT Corp. Class B	7
1,459	Liberty Latin America Ltd. Class C (Puerto Rico)*	12

⬤

Harbor AlphaEdge™ Small Cap Earners ETF (currently, Harbor Small Cap Earners ETF)
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
8,179	Uniti Group, Inc.	$80
		125
ELECTRIC UTILITIES—0.8%
159	MGE Energy, Inc.	12
318	Otter Tail Corp.	28
662	Portland General Electric Co.	33
378	TXNM Energy, Inc.	22
		95
ELECTRICAL EQUIPMENT—0.6%
305	Atkore, Inc.	22
177	EnerSys	33
317	LSI Industries, Inc.	7
68	Power Solutions International, Inc. *	2
22	Preformed Line Products Co.	8
135	Shoals Technologies Group, Inc. Class A*	1
		73
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.5%
188	Badger Meter, Inc.	25
304	Climb Global Solutions, Inc.	8
356	ePlus, Inc.	33
240	Insight Enterprises, Inc. *	31
59	OSI Systems, Inc. *	13
163	PC Connection, Inc.	14
118	Plexus Corp. *	30
18	Rogers Corp. *	2
425	ScanSource, Inc. *	24
81	Vishay Intertechnology, Inc.	3
14	Vishay Precision Group, Inc. *	1
		184
ENERGY EQUIPMENT & SERVICES—2.9%
1,054	Archrock, Inc.	38
117	Atlas Energy Solutions, Inc.	1
4,997	Borr Drilling Ltd. (Mexico)*	20
278	Bristow Group, Inc.	13
543	Core Laboratories, Inc.	6
749	Expro Ltd. *	12
311	Flowco Holdings, Inc. Class A	6
736	Helmerich & Payne, Inc.	25
1,759	Liberty Energy, Inc.	33
374	Nabors Industries Ltd. *	32
1,025	Noble Corp. PLC	43
664	Ranger Energy Services, Inc. Class A	11
2,997	RPC, Inc.	17
408	Seadrill Ltd. (Norway)*	18
172	Solaris Energy Infrastructure, Inc.	9
412	Tidewater, Inc. *	31
456	Valaris Ltd. *	36
		351
ENTERTAINMENT—0.4%
785	Cinemark Holdings, Inc.	29
5,504	Playtika Holding Corp.	22
		51
FINANCIAL SERVICES—6.6%
833	Acacia Research Corp. *	4

COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—Continued
332	Bladex, Inc. (Panama)	$19
78	Cass Information Systems, Inc.	4
1,217	Enact Holdings, Inc.	58
702	Essent Group Ltd.	46
391	EVERTEC, Inc. (Puerto Rico)	12
242	Federal Agricultural Mortgage Corp. Class C	55
864	HA Sustainable Infrastructure Capital, Inc.	33
312	Jackson Financial, Inc. Class A	38
466	Merchants Bancorp	26
695	NMI Holdings, Inc. *	31
444	Onity Group, Inc. *	16
10,032	Pagseguro Digital Ltd. Class A (Brazil)	97
2,334	Paysafe Ltd. *	19
1,405	PennyMac Financial Services, Inc.	106
2,755	Priority Technology Holdings, Inc. *	18
1,343	Radian Group, Inc.	52
62	Sezzle, Inc. *	10
7,257	StoneCo Ltd. Class A (Brazil)	82
1,027	Velocity Financial, Inc. *	18
874	Walker & Dunlop, Inc.	43
		787
FOOD PRODUCTS—1.0%
685	Cal-Maine Foods, Inc.	60
122	J&J Snack Foods Corp.	9
125	John B Sanfilippo & Son, Inc.	11
456	Mission Produce, Inc. *	6
718	Simply Good Foods Co. *	7
493	Utz Brands, Inc.	7
1,335	Vital Farms, Inc. *	17
		117
GAS UTILITIES—1.2%
138	Chesapeake Utilities Corp.	18
594	New Jersey Resources Corp.	34
265	Northwest Natural Holding Co.	13
317	ONE Gas, Inc.	25
293	Southwest Gas Holdings, Inc.	26
363	Spire, Inc.	29
		145
GROUND TRANSPORTATION—0.3%
98	ArcBest Corp.	14
398	Covenant Logistics Group, Inc.	14
539	Universal Logistics Holdings, Inc.	7
		35
HEALTH CARE EQUIPMENT & SUPPLIES—1.3%
1,133	Artivion, Inc. *	31
178	CONMED Corp.	8
6,428	Embecta Corp.	23
154	Haemonetics Corp. *	13
125	Integer Holdings Corp. *	15
64	iRadimed Corp.	6
266	Lantheus Holdings, Inc. *	27
69	LeMaitre Vascular, Inc.	7
128	Merit Medical Systems, Inc. *	11
29	UFP Technologies, Inc. *	7
52	Utah Medical Products, Inc.	4

⬤

Harbor AlphaEdge™ Small Cap Earners ETF (currently, Harbor Small Cap Earners ETF)
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
283	Varex Imaging Corp. *	$3
		155
HEALTH CARE PROVIDERS & SERVICES—2.3%
345	AMN Healthcare Services, Inc. *	12
1,605	Ardent Health, Inc. *	17
624	Astrana Health, Inc. *	22
19,210	Community Health Systems, Inc. *	54
772	Concentra Group Holdings Parent, Inc.	24
120	HealthEquity, Inc. *	12
77	National HealthCare Corp.	17
685	Option Care Health, Inc. *	16
589	PACS Group, Inc. *	27
174	Pennant Group, Inc. *	7
198	Progyny, Inc. *	6
1,485	Surgery Partners, Inc. *	23
428	U.S. Physical Therapy, Inc.	34
		271
HEALTH CARE REITS—0.4%
186	Chiron Real Estate, Inc.	7
1,496	Sabra Health Care REIT, Inc.	32
384	Strawberry Fields REIT, Inc.	5
150	Universal Health Realty Income Trust	6
		50
HEALTH CARE TECHNOLOGY—0.0%
100	HealthStream, Inc.	3
HOTEL & RESORT REITS—1.5%
1,895	Apple Hospitality REIT, Inc.	31
1,407	Pebblebrook Hotel Trust	27
2,220	RLJ Lodging Trust	27
320	Ryman Hospitality Properties, Inc.	43
1,443	Service Properties Trust	11
1,185	Sunstone Hotel Investors, Inc.	14
1,012	Xenia Hotels & Resorts, Inc.	21
		174
HOTELS, RESTAURANTS & LEISURE—3.8%
1,048	Bloomin' Brands, Inc.	9
2,674	Brightstar Lottery PLC	27
208	Brinker International, Inc. *	44
149	Cracker Barrel Old Country Store, Inc.	8
1,104	Dave & Buster’s Entertainment, Inc. *	12
597	Dine Brands Global, Inc.	21
397	El Pollo Loco Holdings, Inc. *	7
910	First Watch Restaurant Group, Inc. *	12
1,372	Hilton Grand Vacations, Inc. *	63
561	Inspired Entertainment, Inc. *	4
377	Jack in the Box, Inc. *	6
1,051	Life Time Group Holdings, Inc. *	47
234	Marriott Vacations Worldwide Corp.	23
94	Monarch Casino & Resort, Inc.	12
44	Nathan’s Famous, Inc.	4
192	Papa John’s International, Inc.	6
2,887	Portillo’s, Inc. Class A*	13
496	Pursuit Attractions & Hospitality, Inc. *	25
149	RCI Hospitality Holdings, Inc.	4
572	Red Rock Resorts, Inc. Class A	37
5,452	Sabre Corp. *	10

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
1,108	Super Group SGHC Ltd. (Guernsey)	$16
567	Target Hospitality Corp. *	9
872	United Parks & Resorts, Inc. *	39
		458
HOUSEHOLD DURABLES—2.7%
391	Century Communities, Inc.	26
1,316	Cricut, Inc. Class A	6
3,269	Dream Finders Homes, Inc. Class A*	42
484	Green Brick Partners, Inc. *	34
145	Hovnanian Enterprises, Inc. Class A*	18
141	Installed Building Products, Inc.	32
764	KB Home	42
355	La-Z-Boy, Inc.	14
285	Legacy Housing Corp. *	8
295	M/I Homes, Inc. *	43
899	Meritage Homes Corp.	63
		328
HOUSEHOLD PRODUCTS—0.5%
412	Central Garden & Pet Co. *	18
1,010	Energizer Holdings, Inc.	21
77	WD-40 Co.	17
		56
INDUSTRIAL REITS—0.4%
317	Innovative Industrial Properties, Inc.	19
205	One Liberty Properties, Inc.	5
302	Terreno Realty Corp.	21
		45
INSURANCE—3.1%
767	CNO Financial Group, Inc.	42
657	F&G Annuities & Life, Inc.	19
3,778	Genworth Financial, Inc. *	37
933	Greenlight Capital Re Ltd. Class A*	15
962	Hamilton Insurance Group Ltd. Class B (Bermuda)	35
85	HCI Group, Inc.	15
274	Heritage Insurance Holdings, Inc. *	8
178	Horace Mann Educators Corp.	9
21	Investors Title Co.	6
763	James River Group Holdings, Inc.	3
437	Mercury General Corp.	47
4,044	Octave Specialty Group, Inc. *	22
97	Palomar Holdings, Inc. *	13
337	Selective Insurance Group, Inc.	32
1,092	SiriusPoint Ltd. (Sweden)*	26
265	Skyward Specialty Insurance Group, Inc. *	16
130	Stewart Information Services Corp.	9
1,003	Tiptree, Inc.	18
		372
INTERACTIVE MEDIA & SERVICES—1.0%
828	Cargurus, Inc. *	30
575	Cars.com, Inc. *	7
1,591	Shutterstock, Inc.	9
1,042	TripAdvisor, Inc. *	15
1,504	Yelp, Inc. *	40
310	Ziff Davis, Inc. *	16

⬤

Harbor AlphaEdge™ Small Cap Earners ETF (currently, Harbor Small Cap Earners ETF)
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—Continued
1,095	ZipRecruiter, Inc. Class A*	$4
		121
IT SERVICES—0.4%
751	Everforth, Inc. *	21
5,788	Information Services Group, Inc.	24
		45
LEISURE PRODUCTS—0.6%
299	Acushnet Holdings Corp.	30
188	Escalade, Inc.	4
435	MasterCraft Boat Holdings, Inc. *	10
268	Polaris, Inc.	18
399	Smith & Wesson Brands, Inc.	6
		68
MACHINERY—3.2%
494	Aebi Schmidt Holding AG (Switzerland)	6
84	Alamo Group, Inc.	13
377	Albany International Corp. Class A	28
203	Blue Bird Corp. *	15
39	CECO Environmental Corp. *	2
355	Douglas Dynamics, Inc.	16
116	Enpro, Inc.	36
195	Gencor Industries, Inc. *	3
388	Greenbrier Cos., Inc.	19
228	Helios Technologies, Inc.	18
888	Hillman Solutions Corp. *	7
384	Hyster-Yale, Inc.	13
194	JBT Marel Corp.	27
99	Kadant, Inc.	30
55	Lindsay Corp.	6
374	Luxfer Holdings PLC (United Kingdom)	6
132	Miller Industries, Inc.	7
703	Mueller Water Products, Inc. Class A	18
103	Omega Flex, Inc.	3
165	Tennant Co.	14
789	Terex Corp.	50
1,754	Titan International, Inc. *	13
946	Trinity Industries, Inc.	29
446	Wabash National Corp.	6
		385
MARINE TRANSPORTATION—0.8%
2,105	Costamare, Inc. (Monaco)	33
291	Matson, Inc.	59
648	Pangaea Logistics Solutions Ltd.	5
		97
MEDIA—1.4%
988	AMC Global Media, Inc. *	11
467	Cable One, Inc. *	19
10,677	Gray Media, Inc.	43
222	Ibotta, Inc. Class A*	5
697	John Wiley & Sons, Inc. Class A	36
12,563	Optimum Communications, Inc. Class A*	10
142	Scholastic Corp.	6
901	Sinclair, Inc.	12
2,467	Stagwell, Inc. *	21

COMMON STOCKS—Continued
Shares		Value
MEDIA—Continued
970	USA TODAY Co., Inc. *	$9
		172
METALS & MINING—1.3%
88	Alpha Metallurgical Resources, Inc. *	12
345	Caledonia Mining Corp. PLC (South Africa)	6
214	Century Aluminum Co. *	10
506	Commercial Metals Co.	35
1,010	Constellium SE *	28
77	Kaiser Aluminum Corp.	12
27	Materion Corp.	6
173	Metallus, Inc. *	4
119	Ramaco Resources, Inc. Class A*	1
293	Ryerson Holding Corp.	8
999	SunCoke Energy, Inc.	8
225	Warrior Met Coal, Inc.	18
206	Worthington Steel, Inc.	7
		155
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.7%
425	Blackstone Mortgage Trust, Inc. Class A	6
345	Chicago Atlantic Real Estate Finance, Inc.	3
1,091	Chimera Investment Corp.	14
911	Ellington Financial, Inc.	12
1,180	Franklin BSP Realty Trust, Inc.	9
1,301	Ladder Capital Corp.	12
1,382	MFA Financial, Inc.	13
222	Nexpoint Real Estate Finance, Inc.	4
1,058	PennyMac Mortgage Investment Trust	10
		83
MULTI-UTILITIES—0.7%
569	Avista Corp.	23
442	Black Hills Corp.	31
363	Northwestern Energy Group, Inc.	25
		79
OFFICE REITS—1.0%
3,233	Brandywine Realty Trust	10
704	COPT Defense Properties	27
1,938	Douglas Emmett, Inc.	23
281	Easterly Government Properties, Inc.	7
2,310	Empire State Realty Trust, Inc. Class A	11
331	Postal Realty Trust, Inc. Class A	7
637	SL Green Realty Corp.	34
		119
OIL, GAS & CONSUMABLE FUELS—7.2%
819	Ardmore Shipping Corp. (Ireland)	14
854	California Resources Corp.	45
8	Centrus Energy Corp. Class A*	1
2,125	CNX Resources Corp. *	76
978	Comstock Resources, Inc. *	13
222	Core Natural Resources, Inc.	18
2,011	Crescent Energy Co. Class A	23
1,205	CVR Energy, Inc.	43
932	Evolution Petroleum Corp.	3
603	Excelerate Energy, Inc. Class A	24
310	Golar LNG Ltd. (Cameroon)	15
1,625	Granite Ridge Resources, Inc.	8

⬤

Harbor AlphaEdge™ Small Cap Earners ETF (currently, Harbor Small Cap Earners ETF)
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
151	Gulfport Energy Corp. *	$24
4,797	HighPeak Energy, Inc.	34
602	International Seaways, Inc.	58
742	Kinetik Holdings, Inc.	38
466	Kosmos Energy Ltd. (Ghana)*	1
1,221	Magnolia Oil & Gas Corp. Class A	31
1,472	Murphy Oil Corp.	59
1,983	Northern Oil & Gas, Inc.	42
313	Par Pacific Holdings, Inc. *	27
535	PBF Energy, Inc. Class A	39
1,080	Peabody Energy Corp.	23
7	PrimeEnergy Resources Corp. *	1
292	REX American Resources Corp. *	13
366	Riley Exploration Permian, Inc.	13
785	Scorpio Tankers, Inc. (Monaco)	61
864	SM Energy Co.	28
3,154	Teekay Corp. Ltd. (Bermuda)	37
502	Teekay Tankers Ltd. Class A (Canada)	40
2,261	VAALCO Energy, Inc.	12
219	Vitesse Energy, Inc.	3
		867
PAPER & FOREST PRODUCTS—0.1%
452	Sylvamo Corp.	17
PASSENGER AIRLINES—0.3%
98	Allegiant Travel Co. *	10
216	SkyWest, Inc. *	23
		33
PERSONAL CARE PRODUCTS—0.5%
557	Edgewell Personal Care Co.	15
2,490	Herbalife Ltd. *	31
240	Nature’s Sunshine Products, Inc. *	5
424	Nu Skin Enterprises, Inc. Class A	2
367	USANA Health Sciences, Inc. *	8
		61
PHARMACEUTICALS—0.9%
1,227	Amneal Pharmaceuticals, Inc. *	22
366	Amphastar Pharmaceuticals, Inc. *	7
249	Collegium Pharmaceutical, Inc. *	9
455	Innoviva, Inc. *	10
106	Pacira BioSciences, Inc. *	3
801	Phibro Animal Health Corp. Class A	29
258	Prestige Consumer Healthcare, Inc. *	13
2,710	SIGA Technologies, Inc.	9
		102
PROFESSIONAL SERVICES—1.9%
186	Barrett Business Services, Inc.	7
258	CBIZ, Inc. *	14
40	CRA International, Inc.	7
195	Exponent, Inc.	13
344	First Advantage Corp. *	7
153	HireQuest, Inc.	2
243	Huron Consulting Group, Inc. *	37
121	ICF International, Inc.	10
278	Insperity, Inc.	14
165	Kforce, Inc.	9
464	Maximus, Inc.	28

COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—Continued
781	Mistras Group, Inc. *	$12
419	RCM Technologies, Inc. *	12
342	TriNet Group, Inc.	23
5,492	Verra Mobility Corp. *	29
		224
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.4%
1,368	Cushman & Wakefield Ltd. *	18
71	FRP Holdings, Inc. *	2
1,426	RE/MAX Holdings, Inc. Class A*	13
200	St. Joe Co.	12
		45
RESIDENTIAL REITS—0.1%
422	BRT Apartments Corp.	6
153	Centerspace	9
		15
RETAIL REITS—2.0%
729	Acadia Realty Trust	16
404	Curbline Properties Corp.	12
331	Getty Realty Corp.	11
541	InvenTrust Properties Corp.	19
1,335	Kite Realty Group Trust	38
1,450	Macerich Co.	38
464	NETSTREIT Corp.	10
621	Phillips Edison & Co., Inc.	27
275	Saul Centers, Inc.	9
3,459	SITE Centers Corp.	15
633	Tanger, Inc.	26
792	Urban Edge Properties	18
		239
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.3%
97	Axcelis Technologies, Inc. *	13
132	Kulicke & Soffa Industries, Inc. (Singapore)	12
70	NVE Corp.	8
25	Veeco Instruments, Inc. *	1
		34
SOFTWARE—1.7%
887	A10 Networks, Inc.	26
374	Adeia, Inc.	10
79	Commvault Systems, Inc. *	9
498	Consensus Cloud Solutions, Inc. *	18
19	Daily Journal Corp. *	11
511	eGain Corp. *	4
733	I3 Verticals, Inc. Class A*	15
115	InterDigital, Inc.	35
338	Mitek Systems, Inc. *	6
489	Progress Software Corp. *	20
236	Qualys, Inc. *	34
137	Red Violet, Inc. *	10
1,332	Rimini Street, Inc. *	6
		204
SPECIALIZED REITS—0.1%
232	Farmland Partners, Inc.	2
556	Four Corners Property Trust, Inc.	14
		16

⬤

Harbor AlphaEdge™ Small Cap Earners ETF (currently, Harbor Small Cap Earners ETF)
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—4.0%
538	Abercrombie & Fitch Co. Class A*	$54
717	Academy Sports & Outdoors, Inc.	34
1,578	American Eagle Outfitters, Inc.	27
1,986	Arhaus, Inc.	15
1,635	Arko Corp.	13
223	Asbury Automotive Group, Inc. *	52
211	Boot Barn Holdings, Inc. *	31
411	Build-A-Bear Workshop, Inc.	14
467	Caleres, Inc.	6
2,402	Camping World Holdings, Inc. Class A	15
571	Designer Brands, Inc. Class A	4
147	Group 1 Automotive, Inc.	42
202	Haverty Furniture Cos., Inc.	5
336	J Jill, Inc.	6
406	MarineMax, Inc. *	14
270	Monro, Inc.	3
532	Revolve Group, Inc. *	13
1,298	Sally Beauty Holdings, Inc. *	19
333	Shoe Station Group, Inc.	5
363	Signet Jewelers Ltd.	34
297	Sonic Automotive, Inc. Class A	27
2,521	Torrid Holdings, Inc. *	6
344	Urban Outfitters, Inc. *	26
221	Victoria’s Secret & Co. *	20
		485
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.7%
368	CPI Card Group, Inc. *	8
924	Diebold Nixdorf, Inc. *	68
702	Eastman Kodak Co. *	6
801	Immersion Corp.	6
		88
TEXTILES, APPAREL & LUXURY GOODS—0.7%
471	Figs, Inc. Class A*	5
472	Kontoor Brands, Inc.	39
410	Movado Group, Inc.	16
259	Oxford Industries, Inc.	10
288	Rocky Brands, Inc.	14
		84

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—2.0%
66	BlueLinx Holdings, Inc. *	$4
437	Boise Cascade Co.	33
1,990	Custom Truck One Source, Inc. *	20
96	DXP Enterprises, Inc. *	15
196	GATX Corp.	35
264	Global Industrial Co.	9
276	Herc Holdings, Inc.	42
1,754	Hudson Technologies, Inc. *	11
207	Karat Packaging, Inc.	8
491	Rush Enterprises, Inc. Class A	39
394	Titan Machinery, Inc. *	7
295	Willis Lease Finance Corp.	21
		244
WATER UTILITIES—0.4%
348	California Water Service Group	17
282	Global Water Resources, Inc.	2
281	H2O America	17
253	Pure Cycle Corp. *	3
198	York Water Co.	6
		45
WIRELESS TELECOMMUNICATION SERVICES—0.2%
3,500	Gogo, Inc. *	15
217	Telephone & Data Systems, Inc.	7
		22
TOTAL COMMON STOCKS (Cost $11,044)		11,985
TOTAL INVESTMENTS—100.0% (Cost $11,044)		11,985
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.0)%		(4)
TOTAL NET ASSETS—100%		$11,981

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Ares Systematic High Yield ETF
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Principal Amount, Value, and Cost in Thousands

Corporate Bonds & Notes—96.4%
Principal Amount		Value
AEROSPACE & DEFENSE—1.8%
$1,082	Bombardier, Inc. 7.450%—05/01/2034[1]	$1,183
	TransDigm, Inc.
475	6.375%—03/01/2029[1]	481
633	6.625%—03/01/2032[1]	645
300	6.750%—01/31/2034[1]	305
		1,431
		2,614
AIR FREIGHT & LOGISTICS—0.2%
300	Clue Opco LLC 9.500%—10/15/2031[1]	293
AUTOMOBILE COMPONENTS—1.8%
854	Cooper-Standard Automotive, Inc. 9.250%—03/01/2031[1]	870
900	Garrett Motion Holdings, Inc./Garrett LX I SARL 7.750%—05/31/2032[1]	936
800	Phinia, Inc. 6.750%—04/15/2029[1]	814
		2,620
AUTOMOBILES—1.2%
416	Allison Transmission, Inc. 3.750%—01/30/2031[1]	386
700	Aston Martin Capital Holdings Ltd. 10.000%—03/31/2029[1]	394
1,048	Wabash National Corp. 4.500%—10/15/2028[1]	979
		1,759
BANKS—0.5%
800	Intesa Sanpaolo SpA 4.950%—06/01/2042[1,2]	681
100	UniCredit SpA 5.459%—06/30/2035[1,2]	100
		781
CAPITAL MARKETS—1.0%
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.
200	4.375%—02/01/2029	174
1,000	9.000%—06/15/2030	952
400	9.750%—01/15/2029	399
		1,525
CHEMICALS—0.4%
400	Chemours Co. 7.875%—03/15/2034[1]	390
162	SK Invictus Intermediate II SARL 5.000%—10/30/2029[1]	158
200	Tronox, Inc. 4.625%—03/15/2029[1]	123
		671
COMMERCIAL SERVICES & SUPPLIES—5.1%
400	AMN Healthcare, Inc. 6.500%—01/15/2031[1]	400
206	APi Group DE, Inc. 4.125%—07/15/2029[1]	198

Corporate Bonds & Notes—Continued
Principal Amount		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
$1,000	Cimpress PLC 7.375%—09/15/2032[1]	$1,004
500	GEO Group, Inc. 10.250%—04/15/2031	540
634	HNI Corp. 5.125%—01/18/2029[1]	624
1,700	Pitney Bowes, Inc. 7.250%—03/15/2029[1]	1,717
1,850	PROG Holdings, Inc. 6.000%—11/15/2029[1]	1,810
	Sabre GLBL, Inc.
353	10.750%—11/15/2029-03/15/2030[1]	339
200	11.125%—07/15/2030[1]	193
		532
900	ZipRecruiter, Inc. 5.000%—01/15/2030[1]	699
		7,524
COMMUNICATIONS EQUIPMENT—1.2%
1,825	Ciena Corp. 4.000%—01/31/2030[1]	1,733
CONSTRUCTION & ENGINEERING—2.7%
500	Arcosa, Inc. 4.375%—04/15/2029[1]	490
1,003	Brundage-Bone Concrete Pumping Holdings, Inc. 7.500%—02/01/2032[1]	1,029
750	Dycom Industries, Inc. 4.500%—04/15/2029[1]	729
972	Tutor Perini Corp. 6.625%—07/15/2033[1]	976
906	VM Consolidated, Inc. 5.500%—04/15/2029[1]	848
		4,072
CONSUMER FINANCE—1.1%
	OneMain Finance Corp.
600	6.500%—03/15/2033	586
1,100	6.750%—09/15/2033	1,084
		1,670
CONTAINERS & PACKAGING—0.5%
500	Cascades, Inc./Cascades USA, Inc. 5.375%—01/15/2028[1]	499
200	Clearwater Paper Corp. 4.750%—08/15/2028[1]	176
		675
DIVERSIFIED FINANCIAL SERVICES—2.7%
643	Atlanticus Holdings Corp. 9.750%—09/01/2030[1]	651
900	Credit Acceptance Corp. 6.625%—03/15/2030[1]	901
302	Encore Capital Group, Inc. 6.625%—04/15/2031[1]	303
200	LD Holdings Group LLC 8.750%—11/01/2027[1]	181
	Navient Corp.
652	9.375%—10/15/2031	652
800	11.500%—03/15/2031	847
		1,499

⬤

Harbor Ares Systematic High Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—Continued
$400	VFH Parent LLC/Valor Co-Issuer, Inc. 7.500%—06/15/2031[1]	$415
		3,950
DIVERSIFIED TELECOMMUNICATION SERVICES—1.1%
1,199	Core Scientific Finance I LLC 7.750%—05/15/2031[1]	1,175
500	Viavi Solutions, Inc. 3.750%—10/01/2029[1]	474
		1,649
ELECTRIC UTILITIES—2.3%
	Edison International
618	7.875%—06/15/2054[2]	638
1,100	8.125%—06/15/2053[2]	1,130
		1,768
200	Emera U.S. Finance LLC 6.650%—10/01/2056[2]	201
	EUSHI Finance, Inc.
750	6.250%—04/01/2056[2]	741
675	7.625%—12/15/2054[2]	702
		1,443
		3,412
ELECTRICAL EQUIPMENT—0.5%
	EnerSys
400	4.375%—12/15/2027[1]	395
366	6.625%—01/15/2032[1]	371
		766
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.1%
1,773	TTM Technologies, Inc. 4.000%—03/01/2029[1]	1,705
ENTERTAINMENT—1.3%
81	Muvico LLC 15.000%—02/19/2029[1]	89
	Resorts World Las Vegas LLC/RWLV Capital, Inc.
800	4.625%—04/16/2029-04/06/2031[1]	685
350	8.450%—07/27/2030[1]	346
		1,031
900	Starz Capital Holdings LLC 5.500%—04/15/2029[1]	814
		1,934
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—5.5%
700	CTR Partnership LP/CareTrust Capital Corp. 3.875%—06/30/2028[1]	682
	Diversified Healthcare Trust
1,100	4.375%—03/01/2031	1,007
800	4.750%—02/15/2028	785
		1,792
1,085	Iron Mountain Information Management Services, Inc. 5.000%—07/15/2032[1]	1,032
	Iron Mountain, Inc.
675	4.500%—02/15/2031[1]	639

Corporate Bonds & Notes—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—Continued
$200	5.250%—07/15/2030[1]	$196
400	6.250%—01/15/2033[1]	402
		1,237
	MPT Operating Partnership LP/MPT Finance Corp.
1,021	3.500%—03/15/2031	698
900	4.625%—08/01/2029	722
300	5.000%—10/15/2027	291
		1,711
	RHP Hotel Properties LP/RHP Finance Corp.
900	4.500%—02/15/2029[1]	882
900	5.750%—03/15/2034[1]	882
		1,764
		8,218
FINANCIAL SERVICES—0.1%
147	EZCORP, Inc. 7.375%—04/01/2032[1]	154
FOOD & STAPLES RETAILING—0.1%
210	United Natural Foods, Inc. 6.750%—10/15/2028[1]	211
FOOD PRODUCTS—0.3%
	U.S. Foods, Inc.
400	4.750%—02/15/2029[1]	394
100	5.750%—04/15/2033[1]	99
		493
HEALTH CARE PROVIDERS & SERVICES—4.5%
	Centene Corp.
2,100	2.500%—03/01/2031	1,827
247	4.625%—12/15/2029	240
		2,067
	DaVita, Inc.
1,846	3.750%—02/15/2031[1]	1,704
300	4.625%—06/01/2030[1]	289
289	6.750%—07/15/2033[1]	297
		2,290
69	Embecta Corp. 5.000%—02/15/2030[1]	53
700	Encompass Health Corp. 4.625%—04/01/2031	674
900	Humana, Inc. 6.625%—09/15/2056[2]	886
100	IQVIA, Inc. 5.000%—05/15/2027[1]	100
743	Molina Healthcare, Inc. 3.875%—05/15/2032[1]	665
		6,735
HOTELS, RESTAURANTS & LEISURE—1.8%
871	Carnival Corp. Ltd. 5.875%—06/15/2031[1]	872
	Hilton Domestic Operating Co., Inc.
500	3.625%—02/15/2032[1]	453
1,200	4.000%—05/01/2031[1]	1,127
		1,580

⬤

Harbor Ares Systematic High Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—Continued
$271	New Red Finance, Inc. 3.875%—01/15/2028[1]	$265
		2,717
HOUSEHOLD DURABLES—1.2%
200	K Hovnanian Enterprises, Inc. 8.375%—10/01/2033[1]	204
600	M/I Homes, Inc. 4.950%—02/01/2028	595
	Whirlpool Corp.
500	2.400%—05/15/2031	368
300	4.700%—05/14/2032	234
530	5.500%—03/01/2033	413
		1,015
		1,814
INSURANCE—0.0%
50	Assurant, Inc. 7.000%—03/27/2048[2]	51
INTERACTIVE MEDIA & SERVICES—0.5%
750	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.500%—03/01/2029[1]	702
INTERNET & CATALOG RETAIL—2.5%
1,050	Gen Digital, Inc. 6.250%—04/01/2033[1]	1,034
100	Getty Images, Inc. 11.250%—02/21/2030[1]	79
	Match Group Holdings II LLC
900	3.625%—10/01/2031[1]	804
1,156	6.125%—09/15/2033[1]	1,127
		1,931
100	Rakuten Group, Inc. 11.250%—02/15/2027[1]	103
200	Snap, Inc. 6.875%—03/01/2033[1]	195
400	Ziff Davis, Inc. 4.625%—10/15/2030[1]	374
		3,716
IT SERVICES—2.0%
500	Everforth, Inc. 4.625%—05/15/2028[1]	478
	Seagate Data Storage Technology Pte. Ltd.
247	4.091%—06/01/2029	240
333	5.750%—12/01/2034	330
1,000	9.625%—12/01/2032	1,097
		1,667
	Twilio, Inc.
400	3.625%—03/15/2029	384
150	3.875%—03/15/2031	140
		524
298	Unisys Corp. 10.625%—01/15/2031[1]	280
		2,949
LEISURE PRODUCTS—0.2%
300	Life Time, Inc. 6.000%—11/15/2031[1]	303

Corporate Bonds & Notes—Continued
Principal Amount		Value
LIFE SCIENCES TOOLS & SERVICES—0.2%
$300	Charles River Laboratories International, Inc. 3.750%—03/15/2029[1]	$287
MACHINERY—1.3%
1,300	BWX Technologies, Inc. 4.125%—06/30/2028-04/15/2029[1]	1,259
138	GrafTech Global Enterprises, Inc. 9.875%—12/23/2029[1]	97
600	Mueller Water Products, Inc. 4.000%—06/15/2029[1]	575
		1,931
MEDIA—1.9%
150	Advantage Sales & Marketing, Inc. 9.000%—11/15/2030[1]	132
300	CSC Holdings LLC 5.500%—04/15/2027[1]	186
600	Discovery Communications LLC 6.350%—06/01/2040	472
	Discovery Global Holdings, Inc.
213	4.279%—03/15/2032	189
300	5.050%—03/15/2042	209
600	5.141%—03/15/2052	383
		781
600	DISH DBS Corp. 7.375%—07/01/2028	575
300	Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%—03/15/2030[1]	290
104	Sinclair Television Group, Inc. 4.375%—12/31/2032[1]	79
300	Univision Communications, Inc. 8.875%—04/15/2033[1]	291
		2,806
METALS & MINING—6.5%
352	Algoma Steel, Inc. 9.125%—04/15/2029[1]	332
750	Eldorado Gold Corp. 6.250%—09/01/2029[1]	750
1,067	Hudbay Minerals, Inc. 6.125%—04/01/2029[1]	1,075
1,683	IAMGOLD Corp. 5.750%—10/15/2028[1]	1,680
	Novelis Corp.
400	3.875%—08/15/2031[1]	363
2,000	4.750%—01/30/2030[1]	1,924
		2,287
1,566	Park-Ohio Industries, Inc. 8.500%—08/01/2030[1]	1,637
388	PLS Group Ltd. 6.875%—05/01/2031[1]	394
1,532	Skeena Resources Ltd. 8.500%—04/01/2031[1]	1,600
		9,755
OIL, GAS & CONSUMABLE FUELS—18.5%
1,700	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.625%—06/15/2029[1]	1,775

⬤

Harbor Ares Systematic High Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	AmeriGas Partners LP/AmeriGas Finance Corp.
$500	6.875%—06/01/2031[1]	$508
288	9.375%—06/01/2028[1]	295
		803
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
1,400	5.750%—10/15/2033[1]	1,376
500	6.625%—02/01/2032[1]	509
		1,885
	California Resources Corp.
1,292	7.000%—01/15/2034[1]	1,266
500	7.250%—01/15/2035[1]	494
		1,760
1,569	Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.750%—02/15/2031[1]	1,679
400	Comstock Resources, Inc. 6.750%—03/01/2029[1]	393
	CVR Energy, Inc.
998	7.500%—02/15/2031[1]	1,012
528	7.875%—02/15/2034[1]	537
		1,549
	Delek Logistics Partners LP/Delek Logistics Finance Corp.
900	6.875%—06/01/2034[1]	905
200	7.375%—06/30/2033[1]	205
654	8.625%—03/15/2029[1]	679
		1,789
742	Enerflex, Inc. 6.875%—01/15/2031[1]	755
	Energy Transfer LP
900	7.125%—10/01/2054[2]	920
1,100	8.000%—05/15/2054[2]	1,155
		2,075
950	EnQuest PLC 9.875%—04/30/2031[1]	988
	Genesis Energy LP/Genesis Energy Finance Corp.
700	8.000%—05/15/2033	729
200	8.250%—01/15/2029	206
		935
400	Helix Energy Solutions Group, Inc. 9.750%—03/01/2029[1]	421
345	Kodiak Gas Services LLC 6.500%—10/01/2033[1]	345
500	Nabors Industries, Inc. 8.875%—08/15/2031[1]	515
200	NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%—02/15/2029[1]	205
1,652	Par Petroleum LLC 7.375%—06/01/2034[1]	1,710
	PBF Holding Co. LLC/PBF Finance Corp.
1,805	7.250%—06/01/2034[1]	1,834
200	7.875%—09/15/2030[1]	208
		2,042
	PG&E Corp.
1,000	5.000%—07/01/2028	991

Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
$220	6.850%—09/15/2056[2]	$218
371	7.375%—03/15/2055[2]	377
		1,586
850	SunCoke Energy, Inc. 4.875%—06/30/2029[1]	811
	Talos Production, Inc.
1,667	8.000%—07/15/2034[1]	1,684
122	9.375%—02/01/2031[1]	129
		1,813
1,698	Vermilion Energy, Inc. 7.250%—02/15/2033[1]	1,680
		27,514
PAPER & FOREST PRODUCTS—0.1%
200	Mercer International, Inc. 12.875%—10/01/2028[1]	99
PASSENGER AIRLINES—2.5%
1,051	Alaska Airlines, Inc. 6.500%—06/01/2031[1]	1,045
1,692	Allegiant Travel Co. 7.125%—07/01/2031[1]	1,717
1,118	JetBlue Airways Corp./JetBlue Loyalty LP 9.875%—09/20/2031[1]	974
		3,736
PHARMACEUTICALS—1.8%
550	Amneal Pharmaceuticals LLC 6.875%—08/01/2032[1]	566
	Bausch Health Cos., Inc.
400	5.250%—02/15/2031[1]	244
100	6.250%—02/15/2029[1]	79
200	7.250%—05/30/2029[1]	157
600	14.000%—10/15/2030[1]	550
		1,030
561	BellRing Brands, Inc. 7.000%—03/15/2030[1]	555
600	Jazz Securities DAC 4.375%—01/15/2029[1]	588
		2,739
PROFESSIONAL SERVICES—0.5%
	TriNet Group, Inc.
500	3.500%—03/01/2029[1]	472
200	7.125%—08/15/2031[1]	203
		675
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.3%
500	Five Point Operating Co. LP 8.000%—10/01/2030[1]	513
ROAD & RAIL—0.1%
200	XPO CNW, Inc. 6.700%—05/01/2034	207
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.3%
400	ON Semiconductor Corp. 3.875%—09/01/2028[1]	386

⬤

Harbor Ares Systematic High Yield ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
SOFTWARE—5.2%
	CoreWeave, Inc.
$730	9.000%—02/01/2031[1]	$660
500	9.250%—06/01/2030[1]	468
500	9.625%—07/15/2032[1]	448
500	9.750%—10/01/2031[1]	454
		2,030
900	Elastic NV 4.125%—07/15/2029[1]	858
	Fair Isaac Corp.
800	4.000%—06/15/2028[1]	774
1,137	6.250%—09/15/2034[1]	1,099
		1,873
900	Open Text Holdings, Inc. 4.125%—02/15/2030[1]	831
200	Pagaya U.S. Holdings Co. LLC 8.875%—08/01/2030[1]	179
700	PTC, Inc. 4.000%—02/15/2028[1]	685
618	RingCentral, Inc. 8.500%—08/15/2030[1]	645
700	ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.875%—02/01/2029[1]	582
		7,683
SPECIALTY RETAIL—9.8%
1,392	Arko Corp. 5.125%—11/15/2029[1]	1,302
900	Bath & Body Works, Inc. 6.950%—03/01/2033	901
1,824	Carvana Co. 9.000%—06/01/2031[1]	2,007
	FirstCash, Inc.
600	4.625%—09/01/2028[1]	589
200	5.625%—01/01/2030[1]	197
400	6.125%—05/01/2034[1]	395
500	6.875%—03/01/2032[1]	508
		1,689
700	FTAI Aviation Investors LLC 7.000%—05/01/2031-06/15/2032[1]	718
	Kohl’s Corp.
1,100	5.125%—05/01/2031	987
300	5.550%—07/17/2045	207
		1,194
	Macy’s Retail Holdings LLC
600	4.300%—02/15/2043	431

Corporate Bonds & Notes—Continued
Principal Amount		Value
SPECIALTY RETAIL—Continued
$74	5.125%—01/15/2042	$60
500	6.125%—03/15/2032[1]	502
800	7.375%—08/01/2033[1]	834
		1,827
1,200	Petco Health & Wellness Co., Inc. 8.250%—02/01/2031[1]	1,205
1,400	Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.000%—06/01/2031[1]	1,320
1,610	Victoria’s Secret & Co. 4.625%—07/15/2029[1]	1,565
	Yum! Brands, Inc.
500	4.625%—01/31/2032	475
335	6.875%—11/15/2037	355
		830
		14,558
TEXTILES, APPAREL & LUXURY GOODS—1.1%
	Crocs, Inc.
500	4.125%—08/15/2031[1]	460
100	4.250%—03/15/2029[1]	96
		556
200	Under Armour, Inc. 7.250%—07/15/2030[1]	204
875	William Carter Co. 7.375%—02/15/2031[1]	899
		1,659
TOBACCO—1.0%
1,472	Turning Point Brands, Inc. 7.625%—03/15/2032[1]	1,499
TRADING COMPANIES & DISTRIBUTORS—0.1%
181	Resideo Funding II LLC 6.500%—07/15/2032[1]	181
Total Corporate Bonds & Notes (Cost $144,412)		143,644
TOTAL INVESTMENTS—96.4% (Cost $144,412)		143,644
CASH AND OTHER ASSETS, LESS LIABILITIES—3.6%		5,293
TOTAL NET ASSETS—100.0%		$148,937

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2026, the aggregate value of these securities was $113,969 or 77% of net assets.
2
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Ares Systematic Multi-Sector Income ETF
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Principal Amount, Value, and Cost in Thousands

Corporate Bonds & Notes—93.5%
Principal Amount		Value
AEROSPACE & DEFENSE—2.1%
$200	BAE Systems PLC 5.125%—03/26/2029[1]	$202
100	Bombardier, Inc. 7.450%—05/01/2034[1]	109
200	Howmet Aerospace, Inc. 3.000%—01/15/2029	192
200	TransDigm, Inc. 6.375%—03/01/2029[1]	203
		706
AUTOMOBILE COMPONENTS—0.6%
210	Cooper-Standard Automotive, Inc. 9.250%—03/01/2031[1]	214
AUTOMOBILES—2.1%
100	Allison Transmission, Inc. 3.750%—01/30/2031[1]	93
100	Ford Motor Co. 6.100%—08/19/2032	101
300	Ford Motor Credit Co. LLC 5.113%—05/03/2029	297
100	General Motors Financial Co., Inc. 5.850%—04/06/2030	103
137	Wabash National Corp. 4.500%—10/15/2028[1]	128
		722
BANKS—0.6%
200	Intesa Sanpaolo SpA 4.198%—06/01/2032[1,2]	188
BIOTECHNOLOGY—0.3%
100	Genmab AS/Genmab Finance LLC 6.250%—12/15/2032[1]	101
BROADLINE RETAIL—0.8%
300	Prosus NV 3.061%—07/13/2031[1]	269
BUILDING PRODUCTS—1.7%
200	Carlisle Cos., Inc. 3.750%—12/01/2027	198
200	Lennox International, Inc. 5.500%—09/15/2028	203
200	NVR, Inc. 3.000%—05/15/2030	186
		587
CAPITAL MARKETS—0.8%
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.
100	4.375%—02/01/2029	87
200	9.000%—06/15/2030	191
		278
CHEMICALS—1.7%
300	EIDP, Inc. 4.800%—05/15/2033	291
100	Rain Carbon, Inc. 12.250%—09/01/2029[1]	107

Corporate Bonds & Notes—Continued
Principal Amount		Value
CHEMICALS—Continued
$200	Yara International ASA 3.148%—06/04/2030[1]	$186
		584
COMMERCIAL SERVICES & SUPPLIES—2.6%
100	GEO Group, Inc. 8.625%—04/15/2029	104
190	HNI Corp. 5.125%—01/18/2029[1]	187
200	Pitney Bowes, Inc. 7.250%—03/15/2029[1]	202
300	PROG Holdings, Inc. 6.000%—11/15/2029[1]	293
100	ZipRecruiter, Inc. 5.000%—01/15/2030[1]	78
		864
COMMUNICATIONS EQUIPMENT—2.0%
200	Ciena Corp. 4.000%—01/31/2030[1]	190
100	Cisco Systems, Inc. 4.950%—02/26/2031	101
	Motorola Solutions, Inc.
200	2.300%—11/15/2030	179
100	4.600%—02/23/2028	100
		279
105	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152%—09/20/2029[1]	105
		675
CONSTRUCTION & ENGINEERING—3.0%
200	Arcosa, Inc. 4.375%—04/15/2029[1]	196
104	Dycom Industries, Inc. 4.500%—04/15/2029[1]	101
114	Tutor Perini Corp. 6.625%—07/15/2033[1]	114
317	VM Consolidated, Inc. 5.500%—04/15/2029[1]	297
300	WSP Global, Inc. 5.039%—09/18/2031[1]	296
		1,004
CONSUMER FINANCE—0.9%
300	OneMain Finance Corp. 6.750%—09/15/2033	295
CONTAINERS & PACKAGING—0.3%
100	CCL Industries, Inc. 3.050%—06/01/2030[1]	93
DIVERSIFIED FINANCIAL SERVICES—1.5%
100	Atlanticus Holdings Corp. 9.750%—09/01/2030[1]	101
100	Credit Acceptance Corp. 9.250%—12/15/2028[1]	104
200	Enova International, Inc. 9.125%—08/01/2029[1]	209

⬤

Harbor Ares Systematic Multi-Sector Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—Continued
$100	Navient Corp. 11.500%—03/15/2031	$106
		520
DIVERSIFIED REITS—0.3%
100	Omega Healthcare Investors, Inc. 4.750%—01/15/2028	100
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
126	Core Scientific Finance I LLC 7.750%—05/15/2031[1]	123
ELECTRIC UTILITIES—1.6%
100	Alexander Funding Trust II 7.467%—07/31/2028[1]	104
200	American Electric Power Co., Inc. 5.800%—03/15/2056[2]	197
100	Edison International 7.875%—06/15/2054[2]	103
35	EUSHI Finance, Inc. 7.625%—12/15/2054[2]	36
100	Pacific Gas & Electric Co. 3.300%—12/01/2027	98
		538
ELECTRICAL EQUIPMENT—0.3%
100	EnerSys 4.375%—12/15/2027[1]	99
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.9%
314	TTM Technologies, Inc. 4.000%—03/01/2029[1]	302
ENTERTAINMENT—1.6%
100	Flutter Treasury DAC 5.875%—06/04/2031[1]	99
200	Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%—04/16/2029[1]	180
300	Starz Capital Holdings LLC 5.500%—04/15/2029[1]	271
		550
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—4.6%
200	CTR Partnership LP/CareTrust Capital Corp. 3.875%—06/30/2028[1]	195
	Diversified Healthcare Trust
200	4.375%—03/01/2031	183
100	4.750%—02/15/2028	98
		281
100	Equinix Europe 2 Financing Corp. LLC 4.700%—03/15/2033	95
	Iron Mountain, Inc.
200	4.875%—09/15/2029[1]	195
180	6.250%—01/15/2033[1]	181
		376
	MPT Operating Partnership LP/MPT Finance Corp.
93	3.500%—03/15/2031	64
300	4.625%—08/01/2029	241
		305
100	RHP Hotel Properties LP/RHP Finance Corp. 4.500%—02/15/2029[1]	98

Corporate Bonds & Notes—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—Continued
$200	VICI Properties LP/VICI Note Co., Inc. 3.750%—02/15/2027[1]	$199
		1,549
FOOD & STAPLES RETAILING—0.6%
200	CDW LLC/CDW Finance Corp. 3.250%—02/15/2029	191
GROUND TRANSPORTATION—0.9%
300	XPO, Inc. 6.250%—06/01/2028[1]	303
HEALTH CARE PROVIDERS & SERVICES—4.4%
300	Centene Corp. 2.500%—03/01/2031	261
	DaVita, Inc.
153	3.750%—02/15/2031[1]	141
285	4.625%—06/01/2030[1]	275
		416
300	HCA, Inc. 3.125%—03/15/2027	297
200	Humana, Inc. 6.625%—09/15/2056[2]	197
12	Pediatrix Medical Group, Inc. 5.375%—02/15/2030[1]	12
200	STERIS Irish FinCo UnLtd Co. 2.700%—03/15/2031	180
100	Tenet Healthcare Corp. 5.125%—11/01/2027	100
		1,463
HOTELS, RESTAURANTS & LEISURE—3.6%
200	1011778 BC ULC/New Red Finance, Inc. 3.500%—02/15/2029[1]	192
	Carnival Corp. Ltd.
100	4.000%—08/01/2028[1]	98
216	5.875%—06/15/2031[1]	216
		314
300	Hilton Domestic Operating Co., Inc. 5.500%—03/31/2034[1]	294
100	Las Vegas Sands Corp. 6.000%—06/14/2030	102
213	New Red Finance, Inc. 3.875%—01/15/2028[1]	209
100	O’Reilly Automotive, Inc. 4.200%—04/01/2030	97
		1,208
INTERNET & CATALOG RETAIL—2.0%
300	Amazon.com, Inc. 5.100%—07/09/2033	297
300	eBay, Inc. 2.600%—05/10/2031	268
100	Match Group Holdings II LLC 6.125%—09/15/2033[1]	98
		663
IT SERVICES—3.0%
300	International Business Machines Corp. 3.500%—05/15/2029	290

⬤

Harbor Ares Systematic Multi-Sector Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
IT SERVICES—Continued
$100	Kyndryl Holdings, Inc. 3.150%—10/15/2031	$83
100	Leidos, Inc. 4.375%—05/15/2030	97
	Seagate Data Storage Technology Pte. Ltd.
133	5.750%—12/01/2034	132
100	9.625%—12/01/2032	110
		242
	VeriSign, Inc.
200	2.700%—06/15/2031	179
100	5.250%—06/01/2032	100
		279
		991
MACHINERY—1.8%
200	BWX Technologies, Inc. 4.125%—06/30/2028[1]	195
100	IDEX Corp. 3.000%—05/01/2030	93
300	Nordson Corp. 5.800%—09/15/2033	308
		596
MEDIA—1.1%
100	DISH DBS Corp. 7.375%—07/01/2028	96
300	News Corp. 3.875%—05/15/2029[1]	289
		385
METALS & MINING—5.2%
150	Eldorado Gold Corp. 6.250%—09/01/2029[1]	150
100	Glencore Funding LLC 5.200%—07/01/2033[1]	99
200	Hudbay Minerals, Inc. 6.125%—04/01/2029[1]	201
300	IAMGOLD Corp. 5.750%—10/15/2028[1]	299
400	Novelis Corp. 4.750%—01/30/2030[1]	385
300	Park-Ohio Industries, Inc. 8.500%—08/01/2030[1]	314
44	PLS Group Ltd. 6.875%—05/01/2031[1]	45
227	Skeena Resources Ltd. 8.500%—04/01/2031[1]	237
		1,730
OIL, GAS & CONSUMABLE FUELS—13.9%
200	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.625%—06/15/2029[1]	209
200	Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.750%—10/15/2033[1]	197
200	BP Capital Markets PLC 4.875%—03/22/2030[2]	195
300	California Resources Corp. 7.250%—01/15/2035[1]	297

Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
$247	Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.750%—02/15/2031[1]	$264
100	Delek Logistics Partners LP/Delek Logistics Finance Corp. 6.875%—06/01/2034[1]	100
200	Enbridge, Inc. 6.000%—01/15/2077[2]	200
200	Energy Transfer LP 6.500%—02/15/2056[2]	200
200	EnQuest PLC 9.875%—04/30/2031[1]	208
100	Enterprise Products Operating LLC 5.250%—08/16/2077[2]	100
100	Genesis Energy LP/Genesis Energy Finance Corp. 6.750%—03/15/2034	100
	HF Sinclair Corp.
100	5.500%—09/01/2032	100
200	5.750%—01/15/2031	203
		303
200	KeySpan Gas East Corp. 5.994%—03/06/2033[1]	206
100	Kinder Morgan, Inc. 5.000%—02/01/2029	101
200	MPLX LP 2.650%—08/15/2030	183
250	Par Petroleum LLC 7.375%—06/01/2034[1]	259
	PBF Holding Co. LLC/PBF Finance Corp.
100	7.250%—06/01/2034[1]	102
200	7.875%—09/15/2030[1]	208
		310
200	PG&E Corp. 5.000%—07/01/2028	198
200	SunCoke Energy, Inc. 4.875%—06/30/2029[1]	191
100	Suncor Energy, Inc. 7.150%—02/01/2032	109
	Talos Production, Inc.
177	8.000%—07/15/2034[1]	179
100	9.375%—02/01/2031[1]	105
		284
100	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.000%—01/15/2032	94
100	TC PipeLines LP 3.900%—05/25/2027	100
249	Vermilion Energy, Inc. 7.250%—02/15/2033[1]	246
		4,654
PASSENGER AIRLINES—2.5%
171	Alaska Airlines Pass-Through Trust 4.800%—02/15/2029[1]	171
299	Allegiant Travel Co. 7.125%—07/01/2031[1]	303
225	Delta Air Lines, Inc./SkyMiles IP Ltd. 4.750%—10/20/2028[1]	225
100	JetBlue Airways Corp./JetBlue Loyalty LP 9.875%—09/20/2031[1]	87

⬤

Harbor Ares Systematic Multi-Sector Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
PASSENGER AIRLINES—Continued
$59	United Airlines Pass-Through Trust 5.875%—04/15/2029	$60
		846
PHARMACEUTICALS—1.5%
34	BellRing Brands, Inc. 7.000%—03/15/2030[1]	34
200	Cencora, Inc. 2.700%—03/15/2031	181
300	Viatris, Inc. 2.700%—06/22/2030	273
		488
PROFESSIONAL SERVICES—1.1%
100	Gartner, Inc. 3.750%—10/01/2030[1]	91
300	TriNet Group, Inc. 3.500%—03/01/2029[1]	283
		374
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.9%
200	Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 9.750%—04/15/2030[1]	214
100	Five Point Operating Co. LP 8.000%—10/01/2030[1]	103
		317
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.5%
	Broadcom, Inc.
100	2.600%—02/15/2033	84
200	3.419%—04/15/2033	177
100	4.000%—04/15/2029	98
		359
200	NVIDIA Corp. 2.850%—04/01/2030	188
100	Qorvo, Inc. 3.375%—04/01/2031[1]	91
200	Texas Instruments, Inc. 2.250%—09/04/2029	186
		824
SOFTWARE—6.5%
300	AppLovin Corp. 5.125%—12/01/2029	300
200	Autodesk, Inc. 2.400%—12/15/2031	174
200	Broadridge Financial Solutions, Inc. 2.900%—12/01/2029	187
	CoreWeave, Inc.
100	9.000%—02/01/2031[1]	90
200	9.250%—06/01/2030[1]	187
100	9.750%—10/01/2031[1]	91
		368
200	Fair Isaac Corp. 6.000%—05/15/2033[1]	194
300	Open Text Corp. 6.900%—12/01/2027[1]	306

Corporate Bonds & Notes—Continued
Principal Amount		Value
SOFTWARE—Continued
	Oracle Corp.
$100	6.150%—11/09/2029	$101
200	6.250%—11/09/2032	198
		299
	Salesforce, Inc.
300	1.950%—07/15/2031	259
100	5.200%—03/15/2033	99
		358
		2,186
SPECIALTY RETAIL—5.9%
200	Arko Corp. 5.125%—11/15/2029[1]	187
314	Carvana Co. 9.000%—06/01/2030-06/01/2031[1]	332
200	FirstCash, Inc. 6.125%—05/01/2034[1]	197
400	Home Depot, Inc. 3.250%—04/15/2032	369
222	Kohl’s Corp. 5.125%—05/01/2031	199
	Macy’s Retail Holdings LLC
100	4.300%—02/15/2043	72
100	7.375%—08/01/2033[1]	104
		176
100	Ross Stores, Inc. 1.875%—04/15/2031	88
167	Victoria’s Secret & Co. 4.625%—07/15/2029[1]	162
300	Yum! Brands, Inc. 5.350%—11/01/2043	277
		1,987
TEXTILES, APPAREL & LUXURY GOODS—0.3%
100	Tapestry, Inc. 5.100%—03/11/2030	100
TOBACCO—3.9%
	Altria Group, Inc.
100	2.450%—02/04/2032	87
300	4.800%—02/14/2029	300
		387
200	Imperial Brands Finance PLC 5.500%—02/01/2030[1]	203
300	Japan Tobacco, Inc. 5.250%—06/15/2030[1]	303
300	Philip Morris International, Inc. 5.125%—02/15/2030-02/13/2031	303
100	Turning Point Brands, Inc. 7.625%—03/15/2032[1]	102
		1,298
TRADING COMPANIES & DISTRIBUTORS—0.6%
200	Ferguson Finance PLC 4.500%—10/24/2028[1]	199

⬤

Harbor Ares Systematic Multi-Sector Income ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
WIRELESS TELECOMMUNICATION SERVICES—0.6%
$200	T-Mobile USA, Inc. 2.625%—02/15/2029	$189
Total Corporate Bonds & Notes (Cost $31,274)		31,353
TOTAL INVESTMENTS—93.5% (Cost $31,274)		31,353
CASH AND OTHER ASSETS, LESS LIABILITIES—6.5%		2,196
TOTAL NET ASSETS—100.0%		$33,549

FUTURES CONTRACTS
LONG FUTURES CONTRACTS
Description	Number of Contracts	Expiration Month	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
U.S. Treasury Note Futures 10 Year	18	09/26	$1,944	$(25)
U.S. Treasury Note Futures 2 Year	26	09/26	5,346	(15)
U.S. Treasury Note Futures 5 Year	22	09/26	2,331	(20)
Total Long Futures Contracts				$(60)

CREDIT DEFAULT SWAP AGREEMENTS
CENTRALLY CLEARED SWAP AGREEMENTS
Counterparty/Exchange	Reference Entity	Buy/ Sell[3,4]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[5]	Payment Frequency	Notional Amount[6] (000s)	Value[7] (000s)	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Clear Credit LLC	Markit CDX North American High Yield Index Series 46	Sell	5.000%	06/20/2031	3.115%	Quarterly	$1,881	$153	$120	$33
ICE Clear Credit LLC	Markit CDX North American Investment Grade Index Series 46	Sell	1.000%	06/20/2031	0.529%	Quarterly	5,800	126	114	12
Total Centrally Cleared Credit Default Swaps										$45

⬤

Harbor Ares Systematic Multi-Sector Income ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
As of July 31, 2026, the investments in futures contracts (as disclosed in the preceding Futures Contracts schedule) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2026, the aggregate value of these securities was $17,494 or 52% of net assets.
2
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
3
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
4
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
5
Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
6
The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. As of July 31, 2026, the maximum exposure to loss of the notional value as the seller of credit default swaps outstanding was $7,681.
7
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Commodity All-Weather Strategy ETF
CONSOLIDATED PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Principal Amount, Value, and Cost in Thousands

Short-Term Investments—88.1%
Principal Amount		Value
U.S. TREASURY BILLS—88.1%
	U.S. Treasury Bills
$100,000	3.497%—08/20/2026†	$99,830
253,564	3.551%—08/13/2026†	253,310
636,208	3.564%—09/10/2026†	633,774
632,553	3.593%—10/08/2026†	628,296
570,587	3.604%—11/05/2026†	565,075
498,404	3.678%—12/03/2026†	492,067
577,659	3.753%—01/07/2027†	568,159
TOTAL SHORT-TERM INVESTMENTS (Cost $3,240,304)		3,240,511
TOTAL INVESTMENTS—88.1% (Cost $3,240,304)		3,240,511
CASH AND OTHER ASSETS, LESS LIABILITIES—11.9%		439,405
TOTAL NET ASSETS—100%		$3,679,916

SWAP AGREEMENTS
OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Macquarie Bank Limited	0.120%	Pay	Quantix Commodity Index	08/28/2026	Monthly	$1,486,289	$—	$—	$—
JP Morgan Chase Bank NA	0.120%	Pay	Quantix Commodity Index	08/28/2026	Monthly	98,258	—	—	—
Goldman Sachs International	0.120%	Pay	Quantix Commodity Index	08/28/2026	Monthly	1,197,062	—	—	—
Citibank NA	0.120%	Pay	Quantix Commodity Index	08/28/2026	Monthly	897,445	—	—	—
Total Over-the-Counter Excess Return Swaps							$—	$—	$—
FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments and Swap Agreements schedule) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†
Coupon represents yield to maturity
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Principal Amount, Value, and Cost in Thousands

Asset-Backed Securities—10.8%
Principal Amount		Value
$250	AIMCO CLO Series 2018-BA Cl. AR3 4.993% (3 Month USD Term SOFR + 1.200%) 04/16/2037[1,2]	$250
125	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A Cl. A 5.230%—12/20/2030[1]	126
250	Carlyle U.S. CLO Ltd. Series 2022-1A Cl. A1R 4.733% (3 Month USD Term SOFR + 0.980%) 04/15/2035[1,2]	250
250	CIFC Funding Ltd. Series 2024-3A Cl. A1 5.214% (3 Month USD Term SOFR + 1.480%) 07/21/2037[1,2]	250
88	Compass Datacenters Issuer III LLC Series 2025-3A Cl. A2 5.286%—07/25/2050[1]	86
143	DB Master Finance LLC Series 2021-1A Cl. A2II 2.493%—11/20/2051[1]	135
149	Domino’s Pizza Master Issuer LLC Series 2021-1A Cl. A2I 2.662%—04/25/2051[1]	141
203	Elmwood CLO I Ltd. Series 2019-1A Cl. A1R3 4.849% (3 Month USD Term SOFR + 1.120%) 04/20/2037[1,2]	203
83	Jersey Mike’s Funding LLC Series 2024-1A Cl. A2 5.636%—02/15/2055[1]	83
115	Jimmy Johns Funding LLC Series 2026-1A Cl. A2 5.685%—04/30/2056[1]	115 [x]
70	Kinetic ABS Issuer LLC Series 2026-1A Cl. A2 5.219%—02/25/2056[1]	69
101	MetroNet Infrastructure Issuer LLC Series 2025-4A Cl. A2 5.163%—12/20/2055[1]	98
250	OCP CLO Ltd. Series 2020-18AR Cl. A1R3 4.950% (3 Month USD Term SOFR + 1.220%) 07/21/2039[1,2]	250
234	Planet Fitness Master Issuer LLC Series 2019-1A Cl. A2 3.858%—12/05/2049[1]	222
99	Progress Residential Trust Series 2024-SFR3 Cl. A 3.000%—06/17/2041[1]	94
122	QTS Issuer ABS I LLC Series 2025-1A Cl. A2 5.439%—05/25/2055[1]	121
146	Sabey Data Center Issuer LLC Series 2025-2 Cl. A2 5.966%—04/20/2050[1]	144
102	SBA Small Business Investment Cos. Series 2023-10A Cl. 1 5.168%—03/10/2033	102

Asset-Backed Securities—Continued
Principal Amount		Value
	Subway Funding LLC
$163	Series 2024-1A Cl. A2I 6.028%—07/30/2054[1]	$163
73	Series 2024-1A Cl. A2II 6.268%—07/30/2054[1]	73
		236
147	Taco Bell Funding LLC Series 2021-1A Cl. A2II 2.294%—08/25/2051[1]	137
	Tricon Residential Trust
99	Series 2024-SFR2 Cl. A 4.750%—06/17/2040[1]	99
144	Series 2023-SFR2 Cl. A 5.000%—12/17/2040[1]	142
		241
	U.S. Small Business Administration
102	Series 2017-20I Cl. 1 2.590%—09/01/2037	93
55	Series 2010-20G Cl. 1 3.800%—07/01/2030	53
109	Series 2024-25E Cl. 1 5.240%—05/01/2049	110
117	Series 2024-25D Cl. 1 5.380%—04/01/2049	118
		374
	Uniti Fiber ABS Issuer LLC
84	Series 2025-2A Cl. A2 5.177%—01/20/2056[1]	82
25	Series 2025-1A Cl. A2 5.877%—04/20/2055[1]	25
		107
187	VB-S1 Issuer LLC Series 2022-1A Cl. C2I 3.156%—02/15/2052[1]	184
	Wendy’s Funding LLC
120	Series 2019-1A Cl. A2II 4.080%—06/15/2049[1]	115
80	Series 2025-1A Cl. A2I 5.422%—12/15/2055[1]	77
		192
Total Asset-Backed Securities (Cost $4,170)		4,210

Collateralized Mortgage Obligations—14.4%

	Bank
165	Series 2020-BN30 Cl. A4 1.925%—12/15/2053	145
90	Series 2021-BN33 Cl. A3 2.021%—05/15/2064	85
		230
137	Barclays Commercial Mortgage Trust Series 2019-C3 Cl. A3 3.319%—05/15/2052	132

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
	BBCMS Mortgage Trust
$99	Series 2022-C15 Cl. A5 3.662%—04/15/2055[2]	$90
191	Series 2024-5C29 Cl. A3 5.208%—09/15/2057	192
		282
	Benchmark Mortgage Trust
107	Series 2021-B28 Cl. A3 2.073%—08/15/2054	98
169	Series 2021-B28 Cl. A5 2.224%—08/15/2054	147
122	Series 2019-B15 Cl. A5 2.928%—12/15/2072	113
157	Series 2019-B10 Cl. A4 3.717%—03/15/2062	152
126	Series 2025-V14 Cl. A4 5.660%—04/15/2057	128
		638
110	BFLD Commercial Mortgage Trust Series 2025-5MW Cl. A 4.674%—10/10/2042[1,2]	108
100	BFLD Trust Series 2025-FPM Cl. A 5.011%—10/10/2040[1,2]	99
106	BSTN Commercial Mortgage Trust Series 2025-1C Cl. A 5.369%—06/15/2044[1,2]	106
	BX Commercial Mortgage Trust
69	Series 2024-XL5 Cl. A 5.068% (1 Month USD Term SOFR + 1.392%) 03/15/2041[1,2]	69
74	Series 2024-XL4 Cl. A 5.118% (1 Month USD Term SOFR + 1.442%) 02/15/2039[1,2]	74
		143
125	BX Trust Series 2024-BIO Cl. A 5.318% (1 Month USD Term SOFR + 1.642%) 02/15/2041[1,2]	125
100	CENT Trust Series 2025-CITY Cl. A 4.920%—07/10/2040[1,2]	99
	Chase Home Lending Mortgage Trust
188	Series 2026-4 Cl. A4A 5.000%—02/25/2057[1,2]	185
51	Series 2025-9 Cl. A4A 5.500%—06/25/2056[1,2]	51
		236
	Citigroup Mortgage Loan Trust, Inc.
71	Series 2025-1 Cl. A8 5.500%—01/25/2055[1,2]	70
53	Series 2025-3 Cl. A11 5.500%—06/25/2055[1,2]	53
		123
115	CONE Commercial Mortgage Trust Series 2026-ACD6 Cl. A 6.063%—07/15/2043[1,2]	114
204	Cross Mortgage Trust Series 2026-NQM9 Cl. A1 5.726%—08/25/2071[1,2]	205

Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$48	EQT Trust Series 2024-EXTR Cl. A 5.331%—07/05/2041[1]	$49
100	Fashion Show Mall LLC Series 2024-SHOW Cl. A 5.104%—10/10/2041[1,2]	100
27	GS Mortgage-Backed Securities Trust Series 2024-PJ5 Cl. A15 6.000%—09/25/2054[1,2]	28
100	JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Cl. A 5.797%—10/05/2039[1,2]	101
	JP Morgan Mortgage Trust
152	Series 2024-3 Cl. A6 3.000%—05/25/2054[1,2]	141
99	Series 2021-6 Cl. A12 5.000%—10/25/2051[1,2]	95
111	Series 2025-7MPR Cl. A1D 5.324%—02/25/2056[1,3]	111
67	Series 2023-4 Cl. 1A4A 5.500%—11/25/2053[1,2]	67
56	Series 2025-5MPR Cl. A1D 5.500%—11/25/2055[1,3]	56
132	Series 2025-8 Cl. A4A 5.500%—02/25/2056[1,2]	131
151	Series 2025-11 Cl. A4 5.500%—05/25/2056[1,2]	151
28	Series 2024-5 Cl. A4 6.000%—11/25/2054[1,2]	28
		780
132	KIND Commercial Mortgage Trust Series 2024-1 Cl. A 5.566% (1 Month USD Term SOFR + 1.890%) 08/15/2041[1,2]	132
116	MAD Commercial Mortgage Trust Series 2025-11MD Cl. A 4.754%—10/15/2042[1,2]	114
	Morgan Stanley Residential Mortgage Loan Trust
181	Series 2026-1 Cl. A4 5.000%—04/25/2056[1,2]	178
124	Series 2026-NQM5 Cl. A1 5.488%—04/27/2071[1,2]	124
122	Series 2026-NQM8 Cl. A1 5.508%—06/25/2071[1,2]	122
		424
	NYC Commercial Mortgage Trust
100	Series 2025-28L Cl. A 4.668%—11/05/2038[1,2]	99
116	Series 2026-9W57 Cl. A 4.890%—06/06/2040[1,2]	114
		213
	OBX Trust
98	Series 2026-NQM7 Cl. A1 5.220%—04/25/2066[1,2]	97
192	Series 2026-NQM9 Cl. A1 5.470%—04/25/2066[1,2]	192
		289
	Sequoia Mortgage Trust
187	Series 2026-4 Cl. A5 5.000%—03/25/2056[1,2]	184

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Collateralized Mortgage Obligations—Continued
Principal Amount		Value
$85	Series 2025-5 Cl. A5 5.500%—06/25/2055[1,2]	$84
73	Series 2025-7 Cl. A11 5.500%—08/25/2055[1,2]	73
30	Series 2024-5 Cl. A5 6.000%—06/25/2054[1,2]	30
38	Series 2024-6 Cl. A5 6.000%—07/27/2054[1,2]	38
		409
100	SWCH Commercial Mortgage Trust Series 2025-DATA Cl. A 5.119% (1 Month USD Term SOFR + 1.443%) 02/15/2042[1,2]	99
59	Towd Point Mortgage Trust Series 2018-3 Cl. A1 3.750%—05/25/2058[1,2]	58
118	Wells Fargo Commercial Mortgage Trust Series 2026-1250B Cl. A 4.677%—03/10/2041[1,2]	116
104	WHARF Commercial Mortgage Trust Series 2025-DC Cl. A 5.349%—07/15/2040[1,2]	105
Total Collateralized Mortgage Obligations (Cost $5,667)		5,657

Corporate Bonds & Notes—29.2%

AEROSPACE & DEFENSE—0.3%
	Embraer Netherlands Finance BV
28	5.400%—01/09/2038	26
83	5.980%—02/11/2035	85
		111
AUTO COMPONENTS—0.3%
139	Aptiv Swiss Holdings Ltd. 4.150%—05/01/2052	99
AUTOMOBILE COMPONENTS—0.2%
68	Cyprium Corp./Cyprium Holdings Luxembourg SARL 6.125%—04/15/2031[1]	68
AUTOMOBILES—0.5%
200	Ford Motor Credit Co. LLC 6.125%—03/08/2034	199
BANKS—2.3%
115	Bank of America Corp. 5.744%—02/12/2036[4]	115
200	Barclays PLC 5.586%—06/26/2037[4]	195
200	ING Groep NV 6.114%—09/11/2034[4]	208
200	Lloyds Banking Group PLC 6.068%—06/13/2036[4]	202
200	Macquarie Bank Ltd. 5.819%—06/10/2037[1,4]	196
		916
BUILDING PRODUCTS—0.3%
112	Standard Building Solutions, Inc. 5.875%—03/15/2034[1]	108

Corporate Bonds & Notes—Continued
Principal Amount		Value
CAPITAL MARKETS—3.9%
$134	Blackstone Holdings Finance Co. LLC 6.200%—04/22/2033[1]	$140
67	Blue Owl Capital Corp. 2.875%—06/11/2028	64
100	Blue Owl Credit Income Corp. 6.600%—09/15/2029	100
86	Blue Owl Technology Finance Corp. 6.500%—10/15/2029	85
165	Brookfield Finance, Inc. 6.300%—01/15/2055[4]	160
107	Golub Capital BDC, Inc. 7.050%—12/05/2028	110
101	Golub Capital Private Credit Fund 5.800%—09/12/2029	100
84	Hercules Capital, Inc. 6.000%—06/16/2030	83
152	KKR Group Finance Co. VI LLC 3.750%—07/01/2029[1]	146
65	Main Street Capital Corp. 6.950%—03/01/2029	67
45	Oaktree Specialty Lending Corp. 2.700%—01/15/2027	45
	Sixth Street Lending Partners
50	5.750%—01/15/2030	49
86	6.500%—03/11/2029	87
		136
100	Trinity Capital, Inc. 7.000%—05/21/2031	100
200	UBS Group AG 2.746%—02/11/2033[1,4]	176
		1,512
COMMERCIAL SERVICES & SUPPLIES—1.2%
118	ADT Security Corp. 5.875%—10/15/2033[1]	115
101	GFL Environmental Holdings U.S., Inc. 5.625%—07/01/2031[1]	98
115	Rollins, Inc. 5.250%—02/24/2035	112
184	Triton Container International Ltd./TAL International Container Corp. 3.250%—03/15/2032	163
		488
CONSTRUCTION MATERIALS—0.2%
75	Standard Industries, Inc. 4.375%—07/15/2030[1]	71
DIVERSIFIED FINANCIAL SERVICES—3.2%
77	Aircastle Ltd. 5.950%—02/15/2029[1]	79
250	Atlas Warehouse Lending Co. LP 6.050%—01/15/2028[1]	253
137	Capital One Financial Corp. 5.884%—07/26/2035[4]	138
149	Charles Schwab Corp. 6.100%—06/01/2031[4]	147
147	GGAM Finance Ltd. 5.875%—03/15/2030[1]	146

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—Continued
	Macquarie Airfinance Holdings Ltd.
$88	5.150%—03/17/2030[1]	$87
62	6.400%—03/26/2029[1]	64
		151
113	Marex U.K. Holdings Ltd. 6.404%—11/04/2029	115
105	SLM Corp. 6.495%—05/15/2032[4]	105
107	Sumisho Air Lease Corp. 1.875%—08/15/2026	107
		1,241
DIVERSIFIED TELECOMMUNICATION SERVICES—0.8%
76	Black Pearl Compute LLC 6.125%—02/15/2031[1]	76
117	HUT 8 DC LLC 6.192%—11/15/2042[1]	114
113	Verizon Communications, Inc. 6.050%—05/14/2058[4]	111
		301
ELECTRIC UTILITIES—2.5%
105	Berkshire Hathaway Energy Co. 6.125%—04/01/2036	110
158	CMS Energy Corp. 3.750%—12/01/2050[4]	146
58	Dominion Energy, Inc. 6.875%—02/01/2055[4]	59
119	Eversource Energy 6.100%—08/15/2056[4]	118
182	Exelon Corp. 4.450%—04/15/2046	145
79	National Rural Utilities Cooperative Finance Corp. 7.125%—09/15/2053[4]	82
125	New England Power Co. 5.936%—11/25/2052[1]	121
83	NextEra Energy Capital Holdings, Inc. 6.375%—08/15/2055[4]	83
118	NRG Energy, Inc. 6.000%—01/15/2036[1]	115
		979
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—1.2%
83	COPT Defense Properties LP 2.900%—12/01/2033	70
110	EPR Properties 4.750%—11/15/2030	107
73	GLP Capital LP/GLP Financing II, Inc. 4.000%—01/15/2030	70
141	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.500%—08/01/2030	141
99	VICI Properties LP 5.750%—04/01/2034	98
		486
FOOD PRODUCTS—0.5%
220	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 3.625%—01/15/2032	202

Corporate Bonds & Notes—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—0.9%
$129	CVS Pass-Through Trust 5.926%—01/10/2034[1]	$130
121	DaVita, Inc. 3.750%—02/15/2031[1]	112
117	Pediatrix Medical Group, Inc. 5.375%—02/15/2030[1]	114
		356
INDUSTRIAL CONGLOMERATES—0.5%
200	Ashtead Capital, Inc. 5.550%—05/30/2033[1]	200
INSURANCE—2.5%
152	Athene Global Funding 5.133%—06/01/2029[1]	152
175	Brown & Brown, Inc. 5.250%—06/23/2032	173
53	Corebridge Financial, Inc. 6.875%—12/01/2030[4]	54
94	Fortitude Global Funding 5.500%—06/12/2031[1]	94
95	Fortitude Group Holdings LLC 6.250%—04/01/2030[1]	97
	Global Atlantic Fin Co.
170	3.125%—06/15/2031[1]	151
82	7.950%—06/15/2033[1]	89
		240
211	SBL Holdings, Inc. 5.000%—02/18/2031[1]	188
		998
INTERNET & CATALOG RETAIL—0.5%
184	Beignet Investor LLC 6.581%—05/30/2049[1]	178
26	Sopaipilla Investor LLC 7.534%—11/30/2048[1]	27
		205
IT SERVICES—0.5%
65	Booz Allen Hamilton, Inc. 3.875%—09/01/2028[1]	64
140	Genpact U.K. Finco PLC/Genpact USA, Inc. 4.950%—11/18/2030	137
		201
MEDIA—1.3%
118	Charter Communications Operating LLC/Charter Communications Operating Capital 6.384%—10/23/2035	115
179	Nexstar Media, Inc. 6.500%—09/15/2033[1]	178
108	Sirius XM Radio LLC 5.875%—04/15/2032[1]	106
116	Space Exploration Technologies Corp. 5.650%—07/15/2033[1]	111
		510
MULTI-UTILITIES—0.2%
91	WEC Energy Group, Inc. 5.625%—05/15/2056[4]	90

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Corporate Bonds & Notes—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—1.1%
$23	Columbia Pipelines Operating Co. LLC 5.962%—02/15/2055[1]	$22
	ConocoPhillips Co.
17	5.500%—01/15/2055	15
44	5.550%—03/15/2054	41
		56
68	Enbridge, Inc. 5.750%—07/15/2080[4]	68
88	Florida Gas Transmission Co. LLC 5.750%—07/15/2035[1]	89
58	Gulfstream Natural Gas System LLC 5.600%—07/23/2035[1]	58
154	Rio Grande LNG LLC 5.750%—06/30/2036[1]	149
		442
PASSENGER AIRLINES—0.7%
35	Delta Air Lines Pass-Through Trust 2.000%—12/10/2029	33
117	Latam Airlines Group SA 7.625%—01/07/2031[1]	120
136	United Airlines Pass-Through Trust 2.700%—11/01/2033	124
		277
PERSONAL CARE PRODUCTS—0.6%
230	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 5.600%—01/15/2031[1]	226
PHARMACEUTICALS—0.1%
30	Teva Pharmaceutical Finance Netherlands III BV 3.150%—10/01/2026	30
PROFESSIONAL SERVICES—0.5%
121	KBR, Inc. 4.750%—09/30/2028[1]	119
83	Verisk Analytics, Inc. 5.250%—03/15/2035	81
		200
ROAD & RAIL—0.1%
71	Norfolk Southern Corp. 4.050%—08/15/2052	52
SOFTWARE—0.5%
110	AppLovin Corp. 5.375%—12/01/2031	110
145	Oracle Corp. 3.600%—04/01/2040	101
		211
SPECIALTY RETAIL—1.1%
115	Academy Ltd. 5.875%—05/15/2031[1]	114
39	Group 1 Automotive, Inc. 4.000%—08/15/2028[1]	38
133	Lithia Motors, Inc. 3.875%—06/01/2029[1]	128
34	Macy’s Retail Holdings LLC 7.375%—08/01/2033[1]	35

Corporate Bonds & Notes—Continued
Principal Amount		Value
SPECIALTY RETAIL—Continued
	Wayfair LLC
$54	7.125%—05/31/2034[1]	$55
40	7.250%—10/31/2029[1]	41
		96
		411
TRADING COMPANIES & DISTRIBUTORS—0.5%
200	Ferguson Finance PLC 4.650%—04/20/2032[1]	194
WIRELESS TELECOMMUNICATION SERVICES—0.2%
58	Rogers Communications, Inc. 7.500%—08/15/2038	64
Total Corporate Bonds & Notes (Cost $11,523)		11,448

Mortgage Pass-Through—27.1%

	Federal Home Loan Mortgage Corp.
254	2.000%—12/01/2051	199
1,006	2.500%—02/01/2035-04/01/2052	842
666	3.000%—12/01/2046-07/01/2051	582
260	3.500%—05/01/2033-05/01/2035	252
336	4.000%—06/01/2048-09/01/2050	314
792	4.500%—01/01/2049-05/01/2053	755
417	5.000%—05/01/2054-01/01/2055	408
1,193	5.500%—09/01/2039-10/01/2055	1,202
		4,554
	Federal Home Loan Mortgage Corp. REMICS
200	Series 5035 Cl. IJ 2.000%—02/25/2050	23
282	Series 5462 2.000%—05/25/2037	18
263	Series 4997 2.500%—06/25/2046	31
498	Series 5116 Cl. AI 2.500%—08/25/2035	34
250	Series 5347 Cl. AS 2.914% (30 Day USD Average SOFR + 6.530%) 10/25/2053[2]	17
280	Series 5013 Cl. ID 3.000%—09/25/2050	36
232	Series 5158 Cl. BI 3.000%—05/25/2035	17
157	Series 4648 Cl. KI 4.500%—08/15/2044	28
123	Series 4733 Cl. EI 5.000%—07/15/2041	17
185	Series 5530 Cl. CI 5.500%—04/25/2055	39
		260
	Federal Home Loan Mortgage Corp. STRIPS
374	Series 414 Cl. C1 1.500%—03/25/2037	19
277	Series 400 Cl. C14 2.000%—07/25/2037	18

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

Principal Amount, Value, and Cost in Thousands
Mortgage Pass-Through—Continued
Principal Amount		Value
$428	Series 414 Cl. C2 2.000%—04/25/2037	$25
231	Series 414 Cl. C6 4.000%—04/25/2039	32
		94
	Federal National Mortgage Association
296	2.000%—04/01/2051	233
1,526	2.500%—08/01/2035-04/01/2052	1,298
651	3.500%—10/01/2047-04/01/2050	587
600	4.000%—12/01/2047-08/01/2051	555
365	4.500%—07/01/2048-03/01/2050	349
826	5.000%—07/01/2052-09/01/2052	812
407	5.500%—05/01/2055-10/01/2055	408
214	6.000%—05/01/2054-01/01/2056	218
		4,460
	Federal National Mortgage Association Interest STRIPS
399	Series 427 Cl. C55 1.500%—02/25/2037	21
421	Series 429 Cl. C11 1.500%—03/25/2038	19
422	Series 433 Cl. C3 2.000%—08/25/2037	29
337	Series 444 Cl. C2 2.000%—10/25/2037	18
175	Series 435 Cl. C4 3.000%—10/25/2037	12
98	Series 435 Cl. C20 5.000%—05/25/2053	18
		117
	Federal National Mortgage Association REMICS
735	Series 2021-67 Cl. AI 1.245%—10/25/2051[2]	53
385	Series 2020-81 Cl. AI 1.500%—11/25/2035	19
		72
	Government National Mortgage Association
138	2.000%—02/20/2052	111
467	2.500%—09/20/2051	390

Mortgage Pass-Through—Continued
Principal Amount		Value
$120	4.500%—08/20/2048	$115
184	5.000%—10/20/2053	179
155	5.500%—05/20/2053	155
		950
	Government National Mortgage Association REMICS
378	Series 2019-35 Cl. SE 2.330% (1 Month USD Term SOFR + 6.036%) 01/16/2044[2]	14
159	Series 2021-137 Cl. NI 3.000%—08/20/2051	21
190	Series 2018-72 Cl. IC 4.000%—05/20/2045	30
107	Series 2020-146 Cl. IG 5.500%—09/20/2046	17
31	Series 2024-107 6.500%—06/20/2054	5
		87
Total Mortgage Pass-Through (Cost $10,726)		10,594

U.S. Government Obligations—17.0%

	U.S. Treasury Bonds
5,423	4.625%—02/15/2046-02/15/2055	4,957
569	4.750%—08/15/2055-02/15/2056	526
79	4.875%—08/15/2045	75
		5,558
197	U.S. Treasury Inflation-Indexed Notes[5] 1.875%—07/15/2035	190
952	4.125%—05/31/2031-02/15/2036	911
Total U.S. Government Obligations (Cost $6,920)		6,659
TOTAL INVESTMENTS—98.5% (Cost $39,006)		38,568
CASH AND OTHER ASSETS, LESS LIABILITIES—1.5%		585
TOTAL NET ASSETS—100.0%		$39,153

⬤

Harbor Disciplined Bond ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
As of July 31, 2026, the investment in Jimmy Johns Funding LLC (as disclosed in the preceding Portfolio of Investments) was classified as Level 3 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2026, the aggregate value of these securities was $13,661 or 35% of net assets.
2
Variable or floating rate security; the stated rate represents the rate in effect as of July 31, 2026.  The variable rate for such securities may be based on the indicated reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.
3
Step coupon security; the stated rate represents the rate in effect as of July 31, 2026.
4
Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
5
Inflation-protected securities are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
CLO
Collateralized Loan Obligation
REMICS
Real Estate Mortgage Investment Conduits
STRIPS
Separate Trading of Registered Interest and Principal of Securities
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Dividend Growth Leaders ETF
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—95.8%
Shares		Value
AEROSPACE & DEFENSE—1.3%
8,231	General Electric Co.	$2,964
AIR FREIGHT & LOGISTICS—0.9%
7,012	FedEx Corp.	2,156
BANKS—14.4%
146,299	Banco Bilbao Vizcaya Argentaria SA ADR (Spain)[1]	4,089
104,535	Bank of America Corp.	6,476
24,206	Citigroup, Inc.	3,206
27,589	East West Bancorp, Inc.	3,614
168,492	KeyCorp	3,806
280,038	Mitsubishi UFJ Financial Group, Inc. ADR (Japan)[1]	6,287
248,760	Sumitomo Mitsui Financial Group, Inc. ADR (Japan)[1]	6,438
		33,916
BEVERAGES—2.7%
72,769	Coca-Cola Co.	6,374
BIOTECHNOLOGY—3.6%
9,268	Amgen, Inc.	3,570
37,619	Gilead Sciences, Inc.	4,898
		8,468
BUILDING PRODUCTS—1.5%
7,683	Trane Technologies PLC	3,495
CAPITAL MARKETS—2.8%
3,842	Goldman Sachs Group, Inc.	3,913
46,643	Virtu Financial, Inc. Class A	2,739
		6,652
COMMERCIAL SERVICES & SUPPLIES—2.4%
71,580	Rollins, Inc.	2,718
12,774	Waste Management, Inc.	2,894
		5,612
CONSUMER FINANCE—1.7%
19,877	FirstCash Holdings, Inc.	4,055
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.3%
48,533	Walmart, Inc.	5,397
ELECTRIC UTILITIES—2.4%
65,483	NextEra Energy, Inc.	5,692
ELECTRICAL EQUIPMENT—3.8%
21,126	Regal Rexnord Corp.	4,336
9,572	Rockwell Automation, Inc.	4,595
		8,931
FOOD PRODUCTS—1.2%
25,487	Bunge Global SA	2,707
GROUND TRANSPORTATION—1.6%
73,134	CSX Corp.	3,686
HEALTH CARE PROVIDERS & SERVICES—1.6%
4,330	McKesson Corp.	3,707
HOUSEHOLD DURABLES—1.5%
11,829	Garmin Ltd.	3,475
INDUSTRIAL REITS—1.0%
53,155	Lineage, Inc.	2,252

COMMON STOCKS—Continued
Shares		Value
INSURANCE—1.1%
10,030	Arthur J Gallagher & Co.	$2,502
IT SERVICES—0.9%
7,683	VeriSign, Inc.	2,228
MACHINERY—8.6%
8,384	Cummins, Inc.	5,317
10,762	ITT, Inc.	2,109
137,062	Mueller Industries, Inc.	9,103
3,872	Parker-Hannifin Corp.	3,781
		20,310
METALS & MINING—1.4%
18,283	Southern Copper Corp. (Peru)	3,340
MULTI-UTILITIES—1.2%
39,967	Dominion Energy, Inc.	2,765
OIL, GAS & CONSUMABLE FUELS—5.6%
100,511	Antero Midstream Corp.	2,208
14,145	Cheniere Energy, Inc.	3,728
101,211	Williams Cos., Inc.	7,241
		13,177
PHARMACEUTICALS—10.1%
8,445	Eli Lilly & Co.	9,702
26,950	Johnson & Johnson	6,908
31,919	Merck & Co., Inc.	4,156
122,064	Pfizer, Inc.	3,053
		23,819
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.8%
16,828	Broadcom, Inc.	6,551
SOFTWARE—4.5%
14,298	Microsoft Corp.	6,645
21,462	Salesforce, Inc.	3,949
		10,594
SPECIALIZED REITS—1.1%
2,619	Equinix, Inc.	2,670
SPECIALTY RETAIL—3.0%
26,431	TJX Cos., Inc.	4,159
12,774	Williams-Sonoma, Inc.	2,921
		7,080
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.2%
39,510	Apple, Inc.	12,205
TEXTILES, APPAREL & LUXURY GOODS—2.9%
45,271	Tapestry, Inc.	6,898
TRADING COMPANIES & DISTRIBUTORS—0.7%
5,336	Watsco, Inc.	1,650
TOTAL COMMON STOCKS (Cost $170,328)		225,328
TOTAL INVESTMENTS—95.8% (Cost $170,328)		225,328
CASH AND OTHER ASSETS, LESS LIABILITIES—4.2%		9,963
TOTAL NET ASSETS—100%		$235,291

⬤

Harbor Dividend Growth Leaders ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Emerging Markets Equity ETF
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—96.1%
Shares		Value
AUTOMOBILES—2.2%
15,000	BYD Co. Ltd. Class H (China)	$180
BANKS—18.9%
29,233	Banco Bradesco SA ADR (Brazil)[1]	105
481,500	Bank Rakyat Indonesia Persero Tbk. PT (Indonesia)	81
3,830	Grupo Cibest SA ADR (Colombia)[1]	354
13,000	Grupo Financiero Banorte SAB de CV Class O (Mexico)	150
6,980	HDFC Bank Ltd. ADR (India)[1]	167
6,158	ICICI Bank Ltd. ADR (India)[1]	185
69,000	Industrial & Commercial Bank of China Ltd. Class H (China)	66
13,790	Itau Unibanco Holding SA ADR (Brazil)[1]	117
16,500	Kasikornbank PCL (Thailand)	121
3,649	Komercni Banka AS (Czech Republic)	182
		1,528
BEVERAGES—2.0%
50,300	Ambev SA (Brazil)	159
CAPITAL MARKETS—3.1%
27,348	Ninety One Ltd. (South Africa)	75
10,496	XP, Inc. Class A (Brazil)	179
		254
CHEMICALS—2.4%
29,000	PTT Global Chemical PCL (Thailand)	32
2,475	Sociedad Quimica y Minera de Chile SA ADR (Chile)[1]	166
		198
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.6%
37,000	Hon Hai Precision Industry Co. Ltd. (Taiwan)	287
FINANCIAL SERVICES—2.1%
28,943	FirstRand Ltd. (South Africa)	173
FOOD PRODUCTS—1.9%
186,000	Indofood Sukses Makmur Tbk. PT (Indonesia)	72
37,000	Uni-President Enterprises Corp. (Taiwan)	85
		157
HEALTH CARE PROVIDERS & SERVICES—1.0%
36,800	Sinopharm Group Co. Ltd. Class H (China)	82
HOTELS, RESTAURANTS & LEISURE—3.7%
98,000	TravelSky Technology Ltd. Class H (China)	108
3,881	Yum China Holdings, Inc. (China)	187
		295
INDUSTRIAL CONGLOMERATES—0.6%
499	CJ Corp. (South Korea)	45
INTERACTIVE MEDIA & SERVICES—5.2%
1,518	Baidu, Inc. ADR (China)*,1	169

COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—Continued
4,200	Tencent Holdings Ltd. (China)	$254
		423
MACHINERY—2.3%
45,000	Weichai Power Co. Ltd. Class H (China)	189
METALS & MINING—2.8%
50,000	Jiangxi Copper Co. Ltd. Class H (China)	224
OIL, GAS & CONSUMABLE FUELS—3.3%
88,565	Ecopetrol SA (Colombia)	75
4,523	Petroleo Brasileiro SA - Petrobras ADR (Brazil)[1]	88
23,300	PTT Exploration & Production PCL (Thailand)	104
		267
PERSONAL CARE PRODUCTS—2.3%
1,415	Cosmax, Inc. (South Korea)	183
PHARMACEUTICALS—0.7%
27,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (China)	56
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.1%
23,600	Poly Property Services Co. Ltd. Class H (China)	85
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—21.3%
18,000	ASE Technology Holding Co. Ltd. (Taiwan)	309
2,613	MediaTek, Inc. (Taiwan)	287
15,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,126
		1,722
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—10.9%
60,000	Micro-Star International Co. Ltd. (Taiwan)	264
3,342	Samsung Electronics Co. Ltd. (South Korea)	615
		879
TEXTILES, APPAREL & LUXURY GOODS—2.9%
36,000	Feng TAY Enterprise Co. Ltd. (Taiwan)	76
27,700	Shenzhou International Group Holdings Ltd. (China)	158
		234
TRADING COMPANIES & DISTRIBUTORS—1.8%
14,500	BOC Aviation Ltd. (China)[2]	143
TOTAL COMMON STOCKS (Cost $5,688)		7,763
TOTAL INVESTMENTS—96.1% (Cost $5,688)		7,763
CASH AND OTHER ASSETS, LESS LIABILITIES—3.9%		315
TOTAL NET ASSETS—100%		$8,078

⬤

Harbor Emerging Markets Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2026, the aggregate value of these securities was $143 or 2% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Emerging Markets Select ETF
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—83.1%
Shares		Value
AEROSPACE & DEFENSE—3.3%
19,488	Aselsan Elektronik Sanayi Ve Ticaret AS (Turkey)	$140
2,318	Embraer SA ADR (Brazil)[1]	158
2,395	Theon International PLC (Cyprus)	92
		390
AUTOMOBILE COMPONENTS—1.2%
3,690	Hesai Group ADR (China)*,1	63
1,808	Schaeffler India Ltd. (India)	77
		140
BANKS—10.2%
489	Credicorp Ltd. (Peru)	196
12,984	HDFC Bank Ltd. ADR (India)[1]	311
8,313	ICICI Bank Ltd. ADR (India)[1]	249
9,159	National Bank of Greece SA (Greece)	170
19,084	NU Holdings Ltd. Class A (Brazil)*	273
		1,199
BEVERAGES—1.5%
8,950	Eastroc Beverage Group Co. Ltd. Class A (China)	180
BROADLINE RETAIL—4.8%
24,100	Alibaba Group Holding Ltd. (China)	359
109	MercadoLibre, Inc. (Brazil)*	205
		564
CAPITAL MARKETS—4.8%
13,100	Banco BTG Pactual SA (Brazil)	147
4,900	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	255
5,562	Multi Commodity Exchange of India Ltd. (India)	157
		559
COMMERCIAL SERVICES & SUPPLIES—0.7%
633	HD Hyundai Marine Solution Co. Ltd. Class C (South Korea)	82
COMMUNICATIONS EQUIPMENT—2.3%
3,000	Accton Technology Corp. (Taiwan)	197
500	Zhongji Innolight Co. Ltd. Class A (China)	67
		264
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.6%
987	PriceSmart, Inc. (United States)	191
ELECTRICAL EQUIPMENT—5.6%
5,200	Contemporary Amperex Technology Co. Ltd. Class A (China)	305
228	HD Hyundai Electric Co. Ltd. (South Korea)	109
4,100	Sieyuan Electric Co. Ltd. Class A (China)	95
15,900	WEG SA (Brazil)	148
		657
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.8%
4,000	Chroma ATE, Inc. (Taiwan)	260
4,300	WUS Printed Circuit Kunshan Co. Ltd. Class A (China)	66
		326
GROUND TRANSPORTATION—0.6%
7,400	Full Truck Alliance Co. Ltd. ADR (China)[1]	70

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—0.9%
3,222	APT Medical, Inc. Class A (China)	$109
HOTELS, RESTAURANTS & LEISURE—1.7%
1,514	MakeMyTrip Ltd. (India)*	86
2,500	Trip.com Group Ltd. (China)*	117
		203
HOUSEHOLD DURABLES—2.8%
2,310	Amber Enterprises India Ltd. (India)*	180
25,300	Cury Construtora e Incorporadora SA (Brazil)	150
		330
INDUSTRIAL CONGLOMERATES—1.2%
961	Apar Industries Ltd. (India)*	145
INTERACTIVE MEDIA & SERVICES—4.2%
8,100	Tencent Holdings Ltd. (China)	491
MACHINERY—3.3%
3,076	AIA Engineering Ltd. (India)	147
6,000	Airtac International Group (China)	246
		393
METALS & MINING—1.3%
4,778	Gravita India Ltd. (India)*	81
3,033	Ratnamani Metals & Tubes Ltd. (India)	75
		156
PROFESSIONAL SERVICES—1.5%
21,454	Computer Age Management Services Ltd. (India)	179
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.5%
8,852	Phoenix Mills Ltd. (India)	176
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—20.5%
1,000	Jentech Precision Industrial Co. Ltd. (Taiwan)	107
1,763	LEENO Industrial, Inc. (South Korea)	79
2,000	MediaTek, Inc. (Taiwan)	220
800	NAURA Technology Group Co. Ltd. Class A (China)	81
536	SK Hynix, Inc. (South Korea)	646
17,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,276
		2,409
SPECIALTY RETAIL—1.0%
3,125,800	Map Aktif Adiperkasa PT (Indonesia)	113
TEXTILES, APPAREL & LUXURY GOODS—1.6%
3,719	Titan Co. Ltd. (India)	190
TRANSPORTATION INFRASTRUCTURE—2.2%
16,190	International Container Terminal Services, Inc. (Philippines)	255
TOTAL COMMON STOCKS (Cost $8,016)		9,771

⬤

Harbor Emerging Markets Select ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
PREFERRED STOCKS—12.1%
Shares		Value
(Cost $609)
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—12.1%
10,608	Samsung Electronics Co. Ltd. (South Korea)	$1,421
TOTAL INVESTMENTS—95.2% (Cost $8,625)		11,192
CASH AND OTHER ASSETS, LESS LIABILITIES—4.8%		561
TOTAL NET ASSETS—100%		$11,753

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Health Care ETF
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.8%
Shares		Value
BIOTECHNOLOGY—49.9%
5,079	AbbVie, Inc.	$1,275
7,139	Abivax SA ADR (France)*,1	892
2,430	Alnylam Pharmaceuticals, Inc. *	499
1,001	Argenx SE ADR (Netherlands)*,1	855
23,328	Ascendis Pharma AS (Denmark)*	5,690
16,135	Gilead Sciences, Inc.	2,101
10,513	Insmed, Inc. *	1,037
33,996	Inventiva SACA ADR (France)*,1	152
1,631	Ionis Pharmaceuticals, Inc. *	84
42,415	Legend Biotech Corp. ADR*,1	787
817	Madrigal Pharmaceuticals, Inc. *	382
3,475	Natera, Inc. *	930
7,656	Newamsterdam Pharma Co. NV (Netherlands)*	213
2,546	Oruka Therapeutics, Inc. *	246
1,221	Praxis Precision Medicines, Inc. *	376
7,913	PTC Therapeutics, Inc. *	538
14,039	Relay Therapeutics, Inc. *	264
5,583	Revolution Medicines, Inc. *	1,047
16,680	Rhythm Pharmaceuticals, Inc. *	1,655
15,695	Vaxcyte, Inc. *	849
1,053	Vertex Pharmaceuticals, Inc. *	502
3,362	Xenon Pharmaceuticals, Inc. (Canada)*	211
		20,585
HEALTH CARE EQUIPMENT & SUPPLIES—10.9%
21,166	Boston Scientific Corp. *	989
3,979	Dexcom, Inc. *	332
1,034	IDEXX Laboratories, Inc. *	578
5,226	Insulet Corp. *	864
3,300	Intuitive Surgical, Inc. *	1,166
2,025	IRhythm Holdings, Inc. *	238
987	Penumbra, Inc. *	317
		4,484

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—8.5%
3,634	Cencora, Inc.	$1,131
3,925	Guardant Health, Inc. *	636
974	McKesson Corp.	834
5,146	RadNet, Inc. *	328
1,382	UnitedHealth Group, Inc.	573
		3,502
HEALTH CARE TECHNOLOGY—0.3%
24,267	Sophia Genetics SA (Switzerland)*	137
LIFE SCIENCES TOOLS & SERVICES—3.9%
17,855	Adaptive Biotechnologies Corp. *	403
3,647	Danaher Corp.	711
835	Thermo Fisher Scientific, Inc.	480
		1,594
PHARMACEUTICALS—26.3%
929	Axsome Therapeutics, Inc. *	202
7,455	Eli Lilly & Co.	8,565
5,144	Indivior Pharmaceuticals, Inc. *	206
7,807	Merck & Co., Inc.	1,016
12,780	Novo Nordisk AS ADR (Denmark)[1]	602
13,424	Viatris, Inc.	236
		10,827
TOTAL COMMON STOCKS (Cost $34,947)		41,129
TOTAL INVESTMENTS—99.8% (Cost $34,947)		41,129
CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		79
TOTAL NET ASSETS—100%		$41,208

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.5%
Shares		Value
AEROSPACE & DEFENSE—2.4%
1,412	Axon Enterprise, Inc. *	$745
17,462	General Electric Co.	6,288
1,297	HEICO Corp. Class A	334
5,079	Honeywell Aerospace, Inc. *	1,050
3,853	Lockheed Martin Corp.	2,245
2,390	Northrop Grumman Corp.	1,296
		11,958
AUTOMOBILE COMPONENTS—0.0%
3,272	Aptiv PLC (Jersey)*	185
1,090	Versigent PLC *	45
		230
AUTOMOBILES—0.2%
79,600	Ford Motor Co.	1,169
BANKS—4.6%
105,477	Bank of America Corp.	6,534
44,967	JPMorgan Chase & Co.	15,819
		22,353
BEVERAGES—0.3%
14,273	Monster Beverage Corp. *	1,376
BIOTECHNOLOGY—1.9%
20,723	AbbVie, Inc.	5,200
1,710	Alnylam Pharmaceuticals, Inc. *	352
6,055	Amgen, Inc.	2,332
1,975	Incyte Corp. *	236
1,778	Natera, Inc. *	476
1,128	Regeneron Pharmaceuticals, Inc.	860
		9,456
BROADLINE RETAIL—6.8%
112,166	Amazon.com, Inc. *	30,462
9,786	eBay, Inc.	1,116
985	MercadoLibre, Inc. (Brazil)*	1,850
		33,428
BUILDING PRODUCTS—0.4%
2,093	Builders FirstSource, Inc. *	139
462	Lennox International, Inc.	192
3,408	Trane Technologies PLC	1,551
		1,882
CAPITAL MARKETS—3.2%
13,046	Blackstone, Inc.	1,667
1,629	Cboe Global Markets, Inc.	505
30,824	Charles Schwab Corp.	3,244
5,555	CME Group, Inc.	1,488
21,158	Morgan Stanley	4,452
1,407	MSCI, Inc.	805
8,475	Nasdaq, Inc.	798
6,409	S&P Global, Inc.	2,640
1,717	Tradeweb Markets, Inc. Class A	173
		15,772
CHEMICALS—0.3%
11,184	Corteva, Inc.	880
4,570	DuPont de Nemours, Inc.	626
		1,506

COMMON STOCKS—Continued
Shares		Value
COMMUNICATIONS EQUIPMENT—5.3%
35,369	Arista Networks, Inc. *	$6,379
3,975	Ciena Corp. *	1,499
138,076	Cisco Systems, Inc.	16,015
4,962	Motorola Solutions, Inc.	2,162
		26,055
CONSTRUCTION & ENGINEERING—0.3%
2,266	Quanta Services, Inc.	1,512
CONSUMER FINANCE—0.8%
9,260	American Express Co.	3,114
22,305	SoFi Technologies, Inc. *	364
6,130	Synchrony Financial	464
		3,942
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.6%
7,923	Costco Wholesale Corp.	7,542
3,953	Dollar General Corp.	502
		8,044
DIVERSIFIED TELECOMMUNICATION SERVICES—1.0%
107,153	Verizon Communications, Inc.	5,016
ELECTRIC UTILITIES—1.0%
11,394	Constellation Energy Corp.	2,994
12,585	Edison International	923
69,921	PG&E Corp.	1,215
		5,132
ELECTRICAL EQUIPMENT—1.9%
5,937	Eaton Corp. PLC	2,465
19,067	Emerson Electric Co.	2,857
4,174	GE Vernova, Inc.	4,133
		9,455
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.4%
5,437	Keysight Technologies, Inc. *	1,735
ENERGY EQUIPMENT & SERVICES—0.2%
24,296	SLB Ltd.	1,205
ENTERTAINMENT—3.6%
154,369	Netflix, Inc. *	11,070
5,818	Spotify Technology SA *	2,908
37,291	Walt Disney Co.	3,587
		17,565
FINANCIAL SERVICES—1.6%
13,533	Mastercard, Inc. Class A	7,756
FOOD PRODUCTS—0.4%
10,574	General Mills, Inc.	378
25,073	Mondelez International, Inc. Class A	1,562
		1,940
GROUND TRANSPORTATION—0.3%
29,189	CSX Corp.	1,471
HEALTH CARE EQUIPMENT & SUPPLIES—1.2%
22,549	Boston Scientific Corp. *	1,054
7,541	Edwards Lifesciences Corp. *	649
5,466	GE HealthCare Technologies, Inc.	372

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
896	Insulet Corp. *	$148
4,509	Intuitive Surgical, Inc. *	1,593
1,796	ResMed, Inc.	379
1,266	STERIS PLC	289
4,231	Stryker Corp.	1,378
		5,862
HOTELS, RESTAURANTS & LEISURE—2.1%
8,552	Airbnb, Inc. Class A*	1,296
18,833	Booking Holdings, Inc.	3,633
11,734	DraftKings, Inc. Class A*	275
2,843	Expedia Group, Inc.	838
4,246	Hilton Worldwide Holdings, Inc.	1,361
4,085	Marriott International, Inc. Class A	1,523
4,944	Royal Caribbean Cruises Ltd.	1,574
		10,500
HOUSEHOLD DURABLES—0.2%
4,853	Dr. Horton, Inc.	695
3,560	PulteGroup, Inc.	450
		1,145
HOUSEHOLD PRODUCTS—1.8%
15,667	Colgate-Palmolive Co.	1,430
6,276	Kimberly-Clark Corp.	686
46,078	Procter & Gamble Co.	6,658
		8,774
INDUSTRIAL CONGLOMERATES—0.5%
8,043	3M Co.	1,418
5,079	Honeywell International, Inc.	1,234
		2,652
INDUSTRIAL REITS—0.9%
28,839	Prologis, Inc.	4,170
INSURANCE—2.3%
3,426	Aon PLC Class A	1,235
5,663	Arch Capital Group Ltd. *	569
4,890	Brown & Brown, Inc.	344
2,463	Cincinnati Financial Corp.	438
4,345	Hartford Insurance Group, Inc.	617
2,693	Loews Corp.	312
201	Markel Group, Inc. *	378
8,609	Marsh & McLennan Cos., Inc.	1,633
9,212	MetLife, Inc.	886
3,783	Principal Financial Group, Inc.	430
9,647	Progressive Corp.	2,040
6,059	Prudential Financial, Inc.	740
2,139	Ryan Specialty Holdings, Inc.	94
3,518	Travelers Cos., Inc.	1,317
		11,033
INTERACTIVE MEDIA & SERVICES—9.6%
72,936	Alphabet, Inc. Class A	25,975
34,853	Meta Platforms, Inc. Class A	19,403
29,386	Pinterest, Inc. Class A*	705
5,557	Reddit, Inc. Class A*	782
		46,865
LIFE SCIENCES TOOLS & SERVICES—0.1%
2,834	IQVIA Holdings, Inc. *	666

COMMON STOCKS—Continued
Shares		Value
MACHINERY—2.3%
6,747	Caterpillar, Inc.	$5,498
2,247	Cummins, Inc.	1,425
3,672	Deere & Co.	2,176
2,016	Parker-Hannifin Corp.	1,969
		11,068
MEDIA—0.1%
17,788	Trade Desk, Inc. Class A*	321
METALS & MINING—1.1%
51,442	Freeport-McMoRan, Inc.	3,222
8,335	Nucor Corp.	2,144
		5,366
MULTI-UTILITIES—0.7%
12,677	Consolidated Edison, Inc.	1,380
22,461	Sempra	1,989
		3,369
OIL, GAS & CONSUMABLE FUELS—3.1%
49,436	Chevron Corp.	9,730
20,310	Occidental Petroleum Corp.	1,159
15,469	ONEOK, Inc.	1,405
738	Texas Pacific Land Corp.	297
7,503	Valero Energy Corp.	2,348
		14,939
PASSENGER AIRLINES—0.2%
10,556	Delta Air Lines, Inc.	923
PHARMACEUTICALS—5.0%
10,281	Eli Lilly & Co.	11,811
27,365	Johnson & Johnson	7,015
27,633	Merck & Co., Inc.	3,598
66,415	Pfizer, Inc.	1,661
5,320	Zoetis, Inc.	411
		24,496
PROFESSIONAL SERVICES—1.1%
16,135	Automatic Data Processing, Inc.	4,299
2,081	Equifax, Inc.	359
4,132	Jacobs Solutions, Inc.	558
6,409	Mobility Global, Inc. *	131
		5,347
RESIDENTIAL REITS—0.3%
11,140	Equity Residential	740
18,803	Invitation Homes, Inc.	559
		1,299
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—9.6%
5,145	Credo Technology Group Holding Ltd. *	1,065
44,076	KLA Corp.	8,058
21,181	Lam Research Corp.	6,206
29,553	Marvell Technology, Inc.	5,543
121,977	NVIDIA Corp.	24,487
4,174	Teradyne, Inc.	1,535
		46,894
SOFTWARE—9.9%
7,975	Autodesk, Inc. *	1,868
9,210	Cadence Design Systems, Inc. *	3,132

⬤

Harbor Human Capital Factor US Large Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
11,615	Intuit, Inc.	$3,671
55,561	Microsoft Corp.	25,820
35,436	Salesforce, Inc.	6,521
38,878	ServiceNow, Inc. *	4,324
6,735	Synopsys, Inc. *	2,618
8,282	Trimble, Inc. *	469
		48,423
SPECIALIZED REITS—0.4%
10,370	Digital Realty Trust, Inc.	1,955
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—6.1%
87,178	Apple, Inc.	26,930
42,739	Hewlett Packard Enterprise Co.	2,047
32,278	HP, Inc.	881
		29,858
TEXTILES, APPAREL & LUXURY GOODS—0.3%
2,743	Amer Sports, Inc. (Finland)*	97
2,124	Lululemon Athletica, Inc. *	252
23,846	NIKE, Inc. Class B	995
		1,344
TOBACCO—1.7%
32,135	Altria Group, Inc.	2,196

COMMON STOCKS—Continued
Shares		Value
TOBACCO—Continued
30,898	Philip Morris International, Inc.	$5,896
		8,092
TRADING COMPANIES & DISTRIBUTORS—0.4%
935	United Rentals, Inc.	1,009
800	WW Grainger, Inc.	1,106
		2,115
TOTAL COMMON STOCKS (Cost $352,704)		487,434

EXCHANGE-TRADED FUNDS—0.5%

CAPITAL MARKETS—0.5%
29,603	State Street Materials Select Sector SPDR ETF	1,493
23,924	State Street Utilities Select Sector SPDR ETF	1,061
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,691)		2,554
TOTAL INVESTMENTS—100.0% (Cost $355,395)		489,988
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		216
TOTAL NET ASSETS—100%		$490,204

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.4%
Shares		Value
AUTOMOBILE COMPONENTS—0.3%
25,031	Adient PLC *	$527
BANKS—9.2%
45,642	Atlantic Union Bankshares Corp.	1,937
41,467	Banc of California, Inc.	794
3,117	Bank First Corp.	476
12,750	Bank of Hawaii Corp.	1,019
11,121	Banner Corp.	783
25,783	First Busey Corp.	796
2,457	First Business Financial Services, Inc.	172
32,405	First Financial Bancorp	1,096
19,986	First Merchants Corp.	862
26,780	Hancock Whitney Corp.	2,062
13,536	Hilltop Holdings, Inc.	534
15,227	Independent Bank Corp.	1,276
16,718	International Bancshares Corp.	1,280
5,257	Mercantile Bank Corp.	316
18,192	OceanFirst Financial Corp.	351
8,963	Origin Bancorp, Inc.	491
11,359	Peoples Bancorp, Inc.	473
28,115	Towne Bank	1,066
		15,784
BEVERAGES—0.6%
5,534	Boston Beer Co., Inc. Class A*	1,014
BIOTECHNOLOGY—8.8%
38,309	Abeona Therapeutics, Inc. *	246
46,575	Agios Pharmaceuticals, Inc. *	1,398
33,369	Entrada Therapeutics, Inc. *	227
57,808	Kura Oncology, Inc. *	521
36,388	Kymera Therapeutics, Inc. *	3,762
97,428	Myriad Genetics, Inc. *	279
33,948	REGENXBIO, Inc. *	329
92,720	Sarepta Therapeutics, Inc. *	1,378
53,311	Twist Bioscience Corp. *	4,881
72,355	Ultragenyx Pharmaceutical, Inc. *	1,802
51,449	Vanda Pharmaceuticals, Inc. *	262
		15,085
BUILDING PRODUCTS—2.2%
118,637	Masterbrand, Inc. *	979
79,183	Resideo Technologies, Inc. *	2,716
		3,695
CAPITAL MARKETS—2.7%
23,254	Moelis & Co. Class A	1,560
23,299	Piper Sandler Cos.	1,766
23,177	Virtu Financial, Inc. Class A	1,361
		4,687
CHEMICALS—3.9%
123,685	Chemours Co.	2,055
18,374	HB Fuller Co.	1,016
15,568	Koppers Holdings, Inc.	763
22,400	Sensient Technologies Corp.	2,770
		6,604
COMMERCIAL SERVICES & SUPPLIES—2.9%
5,316	Cimpress PLC (Ireland)*	524
36,872	GEO Group, Inc. *	1,139
27,632	HNI Corp.	1,244

COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
19,024	Interface, Inc.	$652
24,595	MillerKnoll, Inc.	554
43,496	Pitney Bowes, Inc.	762
		4,875
COMMUNICATIONS EQUIPMENT—2.7%
17,528	Calix, Inc. *	629
34,508	Extreme Networks, Inc. *	1,040
16,183	NetScout Systems, Inc. *	658
30,317	Viasat, Inc. *	2,333
		4,660
CONSTRUCTION & ENGINEERING—1.0%
13,880	Granite Construction, Inc.	1,679
CONSUMER FINANCE—1.4%
14,361	Bread Financial Holdings, Inc.	1,552
7,076	Encore Capital Group, Inc. *	666
4,789	LendingTree, Inc. *	153
13,256	Oportun Financial Corp. *	73
		2,444
DIVERSIFIED CONSUMER SERVICES—2.1%
7,479	American Public Education, Inc. *	363
43,894	Coursera, Inc. *	233
9,612	Grand Canyon Education, Inc. *	1,397
39,609	Laureate Education, Inc. *	1,517
		3,510
DIVERSIFIED TELECOMMUNICATION SERVICES—0.7%
5,304	Bandwidth, Inc. Class A*	208
20,490	Iridium Communications, Inc.	970
		1,178
ELECTRIC UTILITIES—0.2%
32,844	Hawaiian Electric Industries, Inc. *	424
ELECTRICAL EQUIPMENT—1.1%
8,775	Powell Industries, Inc.	1,831
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.4%
30,242	Arlo Technologies, Inc. *	445
30,539	Avnet, Inc.	2,713
12,685	Daktronics, Inc. *	251
12,591	Itron, Inc. *	1,255
7,724	ScanSource, Inc. *	437
22,916	Vishay Intertechnology, Inc.	784
		5,885
ENERGY EQUIPMENT & SERVICES—3.4%
60,228	Archrock, Inc.	2,154
19,688	Kodiak Gas Services, Inc.	1,156
31,619	Oceaneering International, Inc. *	1,542
19,420	Seadrill Ltd. (Norway)*	871
		5,723
ENTERTAINMENT—0.0%
20,046	Playtika Holding Corp.	80
FINANCIAL SERVICES—2.5%
34,712	Marqeta, Inc. Class A*	603
5,688	Merchants Bancorp	314

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
FINANCIAL SERVICES—Continued
40,916	Radian Group, Inc.	$1,595
48,252	Remitly Global, Inc. *	1,099
83,612	UWM Holdings Corp.	152
9,486	Walker & Dunlop, Inc.	471
		4,234
GAS UTILITIES—0.3%
3,911	Chesapeake Utilities Corp.	519
GROUND TRANSPORTATION—0.8%
8,519	ArcBest Corp.	1,230
42,581	Hertz Global Holdings, Inc. *	67
		1,297
HEALTH CARE EQUIPMENT & SUPPLIES—2.3%
42,408	AtriCure, Inc. *	1,601
28,108	Bioventus, Inc. Class A*	370
26,439	CONMED Corp.	1,224
15,657	Kestra Medical Technologies Ltd. *	358
11,542	Omnicell, Inc. *	408
		3,961
HEALTH CARE PROVIDERS & SERVICES—1.3%
55,457	Aveanna Healthcare Holdings, Inc. *	521
31,765	Castle Biosciences, Inc. *	889
33,671	Privia Health Group, Inc. *	797
		2,207
HEALTH CARE TECHNOLOGY—0.4%
32,306	Evolent Health, Inc. Class A*	100
68,239	GoodRx Holdings, Inc. Class A*	209
16,049	Schrodinger, Inc. *	243
4,691	Simulations Plus, Inc. *	86
		638
HOTEL & RESORT REITS—1.5%
153,684	Apple Hospitality REIT, Inc.	2,537
HOTELS, RESTAURANTS & LEISURE—2.0%
25,751	First Watch Restaurant Group, Inc. *	331
54,707	Genius Sports Ltd. (United Kingdom)*	379
57,183	Global Business Travel Group I *	540
112,881	Sabre Corp. *	209
25,354	Travel & Leisure Co.	1,927
		3,386
HOUSEHOLD DURABLES—0.6%
13,552	Beazer Homes USA, Inc. *	435
11,949	LGI Homes, Inc. *	652
		1,087
HOUSEHOLD PRODUCTS—0.5%
39,001	Energizer Holdings, Inc.	818
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.4%
15,134	Clearway Energy, Inc. Class C	480
13,983	XPLR Infrastructure LP *	167
		647
INSURANCE—2.6%
2,785	American Integrity Insurance Group, Inc.	57
27,340	Baldwin Insurance Group, Inc. *	758

COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
28,029	CNO Financial Group, Inc.	$1,544
11,542	F&G Annuities & Life, Inc.	330
117,344	Genworth Financial, Inc. *	1,153
20,497	Kemper Corp.	582
		4,424
INTERACTIVE MEDIA & SERVICES—1.4%
23,552	Cargurus, Inc. *	854
22,672	Taboola.com Ltd. (Israel)*	114
50,069	TripAdvisor, Inc. *	709
11,742	Ziff Davis, Inc. *	623
12,511	ZipRecruiter, Inc. Class A*	49
		2,349
IT SERVICES—0.4%
14,734	Globant SA *	539
15,798	Grid Dynamics Holdings, Inc. *	109
11,338	Hackett Group, Inc.	122
		770
LEISURE PRODUCTS—1.6%
76,381	Callaway Golf Co. *	1,410
26,559	YETI Holdings, Inc. *	1,300
		2,710
MACHINERY—0.4%
4,130	Hyster-Yale, Inc.	138
10,311	Worthington Enterprises, Inc.	580
		718
MEDIA—1.2%
6,956	AMC Global Media, Inc. *	78
45,231	DoubleVerify Holdings, Inc. *	509
16,284	John Wiley & Sons, Inc. Class A	850
35,633	Magnite, Inc. *	687
		2,124
METALS & MINING—1.2%
40,492	Ryerson Holding Corp.	1,125
26,655	Worthington Steel, Inc.	960
		2,085
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.5%
170,307	Arbor Realty Trust, Inc.	853
MULTI-UTILITIES—1.0%
12,947	Black Hills Corp.	922
10,526	Northwestern Energy Group, Inc.	724
		1,646
OIL, GAS & CONSUMABLE FUELS—2.8%
408,997	Kosmos Energy Ltd. (Ghana)*	1,100
108,933	Magnolia Oil & Gas Corp. Class A	2,801
20,836	World Kinect Corp.	830
		4,731
PAPER & FOREST PRODUCTS—0.3%
12,380	Sylvamo Corp.	463
PASSENGER AIRLINES—1.5%
5,203	Allegiant Travel Co. *	510
10,031	Copa Holdings SA Class A (Panama)	1,417

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PASSENGER AIRLINES—Continued
97,237	JetBlue Airways Corp. *	$586
		2,513
PHARMACEUTICALS—3.8%
24,561	Collegium Pharmaceutical, Inc. *	869
16,293	LENZ Therapeutics, Inc. *	86
214,756	Organon & Co.	2,910
25,203	Phibro Animal Health Corp. Class A	916
29,628	Tarsus Pharmaceuticals, Inc. *	1,749
		6,530
PROFESSIONAL SERVICES—3.6%
11,082	Concentrix Corp.	273
17,651	First Advantage Corp. *	350
7,103	Huron Consulting Group, Inc. *	1,078
3,790	Innodata, Inc. *	238
14,442	Insperity, Inc.	731
6,528	Kforce, Inc.	370
37,359	Legalzoom.com, Inc. *	294
17,430	ManpowerGroup, Inc.	914
35,215	Robert Half, Inc.	1,331
6,434	TaskUS, Inc. Class A (Philippines)	39
49,996	Upwork, Inc. *	458
		6,076
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.1%
34,852	AGNT, Inc.	141
6,015	RE/MAX Holdings, Inc. Class A*	55
		196
RESIDENTIAL REITS—0.4%
11,741	Centerspace	644
RETAIL REITS—3.2%
57,239	InvenTrust Properties Corp.	2,027
79,125	Phillips Edison & Co., Inc.	3,362
		5,389
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.6%
8,807	Silicon Laboratories, Inc. *	1,915
7,450	Synaptics, Inc. *	800
		2,715
SOFTWARE—7.5%
17,322	Alkami Technology, Inc. *	315
26,530	Amplitude, Inc. Class A*	236
29,238	Asana, Inc. Class A*	243
12,105	Blackbaud, Inc. *	518
38,354	Box, Inc. Class A*	1,210
26,390	Braze, Inc. Class A*	658
19,412	Dolby Laboratories, Inc. Class A	1,142

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
5,982	EverCommerce, Inc. *	$74
19,678	JFrog Ltd. (Israel)*	1,570
25,504	N-able, Inc. *	119
27,110	nCino, Inc. *	500
9,250	OneSpan, Inc.	143
23,714	PagerDuty, Inc. *	251
24,647	Porch Group, Inc. *	356
11,889	Progress Software Corp. *	483
20,150	RingCentral, Inc. Class A	1,121
11,452	SPS Commerce, Inc. *	841
32,421	Tenable Holdings, Inc. *	1,058
20,244	Teradata Corp. *	627
18,590	Vertex, Inc. Class A*	240
16,897	Workiva, Inc. *	1,010
29,465	Yext, Inc. *	161
		12,876
SPECIALTY RETAIL—1.1%
8,019	Asbury Automotive Group, Inc. *	1,858
TEXTILES, APPAREL & LUXURY GOODS—0.8%
55,385	Levi Strauss & Co. Class A	1,358
TRADING COMPANIES & DISTRIBUTORS—1.8%
5,820	DXP Enterprises, Inc. *	914
12,488	GATX Corp.	2,234
		3,148
WATER UTILITIES—0.4%
6,313	American States Water Co.	540
2,980	Middlesex Water Co.	171
		711
TOTAL COMMON STOCKS (Cost $142,394)		167,903

EXCHANGE-TRADED FUNDS—1.6%

CAPITAL MARKETS—1.6%
23,629	Invesco S&P SmallCap Energy ETF	1,363
7,659	Invesco S&P SmallCap Financials ETF	513
10,008	Invesco S&P SmallCap Health Care ETF	534
3,567	Invesco S&P SmallCap Materials ETF	343
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,459)		2,753
TOTAL INVESTMENTS—100.0% (Cost $144,853)		170,656
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.0)%		(35)
TOTAL NET ASSETS—100%		$170,621

⬤

Harbor Human Capital Factor US Small Cap ETF
PORTFOLIO OF INVESTMENTS—Continued

AFFILIATED TRANSACTIONS
Certain of the Fund’s investments are considered to be affiliates because the Fund owned more than 5% of the outstanding voting shares of the company during the period November 1, 2025 through July 31, 2026. Transactions during the period in securities of these companies were as follows:

Security Name	Beginning Balance as of 11/01/2025 (000s)	Purchases (000s)	Sales (000s)	Net Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Net Dividend Income (000s)	Ending Balance as of 07/31/2026 (000s)
Invesco S&P SmallCap Energy ETF	$4,774	$2,895	$(7,232)	$565	$361	$41	$1,363
Invesco S&P SmallCap Financials ETF	1,722	1,151	(2,591)	101	130	15	513
Invesco S&P SmallCap Materials ETF	—	1,914	(1,572)	24	(23)	5	343
Invesco S&P SmallCap Utilities & Communication Services ETF	982	523	(1,499)	52	(58)	3	—
Total	$7,478	$6,483	$(12,894)	$742	$410	$64	$2,219
FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Compounders ETF
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.8%
Shares		Value
AEROSPACE & DEFENSE—2.6%
9,406	Rheinmetall AG (Germany)	$12,365
BANKS—7.4%
19,985,000	Bank Central Asia Tbk. PT (Indonesia)	7,025
722,331	HDFC Bank Ltd. ADR (India)[1]	17,285
783,824	NU Holdings Ltd. Class A (Brazil)*	11,232
		35,542
BROADLINE RETAIL—7.9%
577,400	Alibaba Group Holding Ltd. (China)	8,614
7,140	MercadoLibre, Inc. (Brazil)*	13,409
348,918	Prosus NV (China)	16,080
		38,103
BUILDING PRODUCTS—3.4%
447,757	Assa Abloy AB Class B (Sweden)	16,604
CAPITAL MARKETS—3.8%
60,746	Deutsche Boerse AG (Germany)	18,374
CHEMICALS—3.1%
31,681	Linde PLC (United States)	15,156
CONSTRUCTION & ENGINEERING—2.4%
82,703	Vinci SA (France)	11,687
CONSTRUCTION MATERIALS—1.7%
43,755	Heidelberg Materials AG (Germany)	8,123
CONSUMER STAPLES DISTRIBUTION & RETAIL—3.4%
2,465,630	Tesco PLC (United Kingdom)	16,266
ELECTRIC UTILITIES—3.3%
499,101	SSE PLC (United Kingdom)	15,781
ELECTRICAL EQUIPMENT—8.0%
234,500	Contemporary Amperex Technology Co. Ltd. Class H (China)	18,614
59,630	Schneider Electric SE (France)	19,913
		38,527
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.0%
28,900	Keyence Corp. (Japan)	14,740
FOOD PRODUCTS—3.3%
158,425	Nestle SA (United States)	15,875

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—4.2%
131,800	Hoya Corp. (Japan)	$20,440
HOTELS, RESTAURANTS & LEISURE—2.8%
434,463	Compass Group PLC (United Kingdom)	13,777
INDUSTRIAL CONGLOMERATES—4.8%
70,901	Siemens AG (Germany)	23,109
INSURANCE—3.9%
1,868,800	AIA Group Ltd. (Hong Kong)	18,885
PERSONAL CARE PRODUCTS—2.9%
31,086	L’Oreal SA (France)	13,871
PHARMACEUTICALS—7.2%
113,104	AstraZeneca PLC (United Kingdom)	19,256
71,943	Galderma Group AG (Switzerland)	15,640
		34,896
PROFESSIONAL SERVICES—2.8%
382,138	RELX PLC (United Kingdom)	13,427
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—12.1%
16,308	ASML Holding NV (Netherlands)	26,971
78,265	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	31,639
		58,610
SOFTWARE—3.4%
91,741	SAP SE (Germany)	16,681
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.4%
1,864,800	Xiaomi Corp. Class B (China)*,2	6,843
TOTAL COMMON STOCKS (Cost $435,649)		477,682
TOTAL INVESTMENTS—98.8% (Cost $435,649)		477,682
CASH AND OTHER ASSETS, LESS LIABILITIES—1.2%		5,673
TOTAL NET ASSETS—100%		$483,355

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2026, the aggregate value of these securities was $6,843 or 1% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor International Equity ETF
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—96.4%
Shares		Value
AEROSPACE & DEFENSE—11.5%
5,736	BAE Systems PLC (United Kingdom)	$162
4,490	CAE, Inc. (Canada)*	116
2,689	Leonardo SpA (Italy)	171
17,074	Melrose Industries PLC (United Kingdom)	105
356	MTU Aero Engines AG (Germany)	148
467	Safran SA (France)	182
		884
AUTOMOBILE COMPONENTS—2.5%
1,224	Aumovio SE (Germany)*	56
852	Continental AG (Germany)	71
5,100	Denso Corp. (Japan)	63
		190
AUTOMOBILES—0.9%
5,500	BYD Co. Ltd. Class H (China)	66
BANKS—16.0%
14,784	Banco Bradesco SA ADR (Brazil)[1]	53
34,422	Barclays PLC (United Kingdom)	236
3,000	DBS Group Holdings Ltd. (Singapore)	173
3,625	DNB Bank ASA (Norway)	117
1,807	Erste Group Bank AG (Austria)	235
1,793	Grupo Cibest SA ADR (Colombia)[1]	166
9,900	Grupo Financiero Banorte SAB de CV Class O (Mexico)	114
2,024	HDFC Bank Ltd. ADR (India)[1]	48
3,197	ICICI Bank Ltd. ADR (India)[1]	96
		1,238
BEVERAGES—3.6%
27,800	Ambev SA (Brazil)	88
4,293	Diageo PLC (United Kingdom)	94
1,024	Heineken NV (Netherlands)	93
		275
CAPITAL MARKETS—1.3%
1,185	Julius Baer Group Ltd. (Switzerland)	104
CHEMICALS—4.5%
2,700	Nippon Sanso Holdings Corp. (Japan)	98
1,528	Sociedad Quimica y Minera de Chile SA ADR (Chile)[1]	102
1,680	Syensqo SA (Belgium)	149
		349
ELECTRICAL EQUIPMENT—2.7%
1,486	Prysmian SpA (Italy)	206
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.8%
1,291	Halma PLC (United Kingdom)	61
10,000	Hon Hai Precision Industry Co. Ltd. (Taiwan)	78
3,400	Murata Manufacturing Co. Ltd. (Japan)	158
		297
GROUND TRANSPORTATION—1.7%
1,021	Canadian National Railway Co. (Canada)	130
HEALTH CARE EQUIPMENT & SUPPLIES—0.9%
1,565	Siemens Healthineers AG (Germany)[2]	66

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—5.6%
1,851	Amadeus IT Group SA (Spain)	$114
3,513	Carnival Corp. Ltd. (United States)	98
12,301	Entain PLC (United Kingdom)	90
36,000	TravelSky Technology Ltd. Class H (China)	39
2,000	Yum China Holdings, Inc. (China)	95
		436
INDUSTRIAL CONGLOMERATES—2.2%
5,100	Hitachi Ltd. (Japan)	169
INSURANCE—1.5%
12,000	China Life Insurance Co. Ltd. Class H (China)	45
187	Everest Group Ltd. (United States)	70
		115
INTERACTIVE MEDIA & SERVICES—1.0%
673	Baidu, Inc. ADR (China)*,1	75
IT SERVICES—0.7%
483	Capgemini SE (France)	57
LIFE SCIENCES TOOLS & SERVICES—4.6%
1,100	Eurofins Scientific SE (France)	86
810	ICON PLC (United States)*	133
201	Lonza Group AG (Switzerland)	140
		359
METALS & MINING—2.5%
11,160	Norsk Hydro ASA (Norway)	102
937	Rio Tinto PLC ADR (Australia)[1]	91
		193
OIL, GAS & CONSUMABLE FUELS—4.4%
2,771	Equinor ASA ADR (Norway)[1]	114
4,922	Petroleo Brasileiro SA - Petrobras ADR (Brazil)[1]	96
2,783	Shell PLC (United States)	127
		337
PHARMACEUTICALS—3.4%
457	Merck KGaA (Germany)	75
627	Novartis AG ADR (United States)[1]	98
198	Roche Holding AG (United States)	87
		260
PROFESSIONAL SERVICES—1.5%
3,228	RELX PLC (United Kingdom)	114
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—15.7%
13,000	ASE Technology Holding Co. Ltd. (Taiwan)	223
150	ASML Holding NV (Netherlands)	248
2,000	MediaTek, Inc. (Taiwan)	220
6,800	SUMCO Corp. (Japan)	144
5,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	375
		1,210
SOFTWARE—0.8%
508	Check Point Software Technologies Ltd. (Israel)*	65

⬤

Harbor International Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.1%
1,314	Samsung Electronics Co. Ltd. (South Korea)	$242
TOTAL COMMON STOCKS (Cost $5,762)		7,437
TOTAL INVESTMENTS—96.4% (Cost $5,762)		7,437
CASH AND OTHER ASSETS, LESS LIABILITIES—3.6%		276
TOTAL NET ASSETS—100%		$7,713

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2026, the aggregate value of these securities was $66 or 1% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—121.0%
Shares		Value
AEROSPACE & DEFENSE—2.1%
848	ATI, Inc. *,1	$159
307	Carpenter Technology Corp. [1]	160
		319
AIR FREIGHT & LOGISTICS—0.7%
680	Expeditors International of Washington, Inc. [1]	114
BIOTECHNOLOGY—3.8%
2,087	Exelixis, Inc. *	111
1,431	Halozyme Therapeutics, Inc. *	118
992	Incyte Corp. *,1	119
460	Natera, Inc. *,1	123
661	Neurocrine Biosciences, Inc. *,1	110
		581
BROADLINE RETAIL—2.7%
175	Dillard’s, Inc. Class A1	103
1,659	eBay, Inc. [1]	189
1,456	Etsy, Inc. *,1	119
		411
CAPITAL MARKETS—0.8%
465	FactSet Research Systems, Inc. [1]	122
CHEMICALS—1.7%
1,441	Corteva, Inc. [1]	113
15,571	Huntsman Corp.	152
		265
CONSUMER STAPLES DISTRIBUTION & RETAIL—5.4%
233	Casey’s General Stores, Inc. [1]	203
932	Dollar General Corp. [1]	118
1,064	Performance Food Group Co. *,1	122
983	Target Corp. [1]	142
2,463	U.S. Foods Holding Corp. *,1	248
		833
CONTAINERS & PACKAGING—0.8%
1,034	Crown Holdings, Inc. [1]	122
DIVERSIFIED TELECOMMUNICATION SERVICES—5.3%
1,302	Globalstar, Inc. *,1	108
4,386	Iridium Communications, Inc. [1]	208
37,271	Liberty Global Ltd. Class A (Belgium)*,1	395
2,149	Verizon Communications, Inc. [1]	101
		812
ELECTRIC UTILITIES—4.6%
1,542	Edison International [1]	113
1,302	Evergy, Inc. [1]	108
21,890	PG&E Corp. [1]	380
1,065	Pinnacle West Capital Corp. [1]	108
		709
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.3%
576	Arrow Electronics, Inc. *,1	125
325	Jabil, Inc. [1]	102
479	TD SYNNEX Corp. [1]	123
		350
ENERGY EQUIPMENT & SERVICES—1.5%
3,272	TechnipFMC PLC (United Kingdom)[1]	235

COMMON STOCKS—Continued
Shares		Value
ENTERTAINMENT—1.1%
1,137	Roku, Inc. *,1	$165
GAS UTILITIES—1.9%
4,883	MDU Resources Group, Inc. [1]	97
5,387	UGI Corp. [1]	195
		292
GROUND TRANSPORTATION—3.2%
2,393	CSX Corp. [1]	121
467	JB Hunt Transport Services, Inc. [1]	127
1,687	Knight-Swift Transportation Holdings, Inc. [1]	117
3,598	Schneider National, Inc. Class B1	128
		493
HEALTH CARE EQUIPMENT & SUPPLIES—0.8%
4,578	Envista Holdings Corp. *,1	125
HEALTH CARE PROVIDERS & SERVICES—7.0%
468	Cardinal Health, Inc. [1]	108
1,827	Centene Corp. *,1	114
1,171	CVS Health Corp. [1]	122
760	DaVita, Inc. *,1	182
838	Guardant Health, Inc. *,1	136
128	McKesson Corp. [1]	110
637	Quest Diagnostics, Inc. [1]	148
573	Tenet Healthcare Corp. *,1	146
		1,066
HEALTH CARE TECHNOLOGY—2.9%
14,749	Doximity, Inc. Class A*	308
650	Veeva Systems, Inc. Class A*,1	133
		441
HOTELS, RESTAURANTS & LEISURE—7.7%
2,044	Aramark [1]	116
480	Expedia Group, Inc. [1]	141
536	Hilton Worldwide Holdings, Inc. [1]	172
587	Hyatt Hotels Corp. Class A1	102
480	Marriott International, Inc. Class A1	179
1,136	Starbucks Corp.	120
1,594	Travel & Leisure Co. [1]	121
2,153	Viking Holdings Ltd. *,1	225
		1,176
INTERACTIVE MEDIA & SERVICES—0.8%
5,356	Pinterest, Inc. Class A*,1	129
IT SERVICES—0.8%
588	Twilio, Inc. Class A*,1	116
LIFE SCIENCES TOOLS & SERVICES—7.2%
6,914	10X Genomics, Inc. Class A*	327
27,960	Avantor, Inc. *	385
614	Charles River Laboratories International, Inc. *	143
612	Illumina, Inc. *,1	125
340	West Pharmaceutical Services, Inc. [1]	116
		1,096
MEDIA—1.5%
1,571	New York Times Co. Class A1	118
3,655	Sirius XM Holdings, Inc. [1]	108
		226

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
METALS & MINING—16.1%
3,650	Anglogold Ashanti PLC (United Kingdom)[1]	$289
4,017	Aura Minerals, Inc.	219
20,068	First Majestic Silver Corp. (Canada)	302
5,598	Freeport-McMoRan, Inc. [1]	350
26,413	Hecla Mining Co.	373
3,232	Newmont Corp. [1]	303
483	Nucor Corp. [1]	124
290	Reliance, Inc. [1]	118
1,400	Southern Copper Corp. (Peru)	256
540	Steel Dynamics, Inc. [1]	136
		2,470
OIL, GAS & CONSUMABLE FUELS—7.8%
14,561	Antero Midstream Corp. [1]	320
1,333	HF Sinclair Corp.	122
690	Marathon Petroleum Corp. [1]	218
627	Phillips 66 [1]	133
459	Targa Resources Corp. [1]	124
879	Valero Energy Corp. [1]	275
		1,192
PASSENGER AIRLINES—0.9%
1,535	Delta Air Lines, Inc. [1]	134
PHARMACEUTICALS—8.9%
2,007	Bristol-Myers Squibb Co. [1]	131
5,649	Elanco Animal Health, Inc. *	149
92	Eli Lilly & Co. [1]	106
637	Jazz Pharmaceuticals PLC *,1	161
1,018	Johnson & Johnson [1]	261
2,944	Royalty Pharma PLC Class A1	172
21,853	Viatris, Inc.	384
		1,364
SOFTWARE—9.2%
699	Appfolio, Inc. Class A*	126
2,717	Bill Holdings, Inc. *,1	123
637	Crowdstrike Holdings, Inc. Class A*,1	121

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
479	Datadog, Inc. Class A*,1	$128
2,463	Docusign, Inc. *,1	135
4,171	Dropbox, Inc. Class A*,1	136
1,896	Elastic NV *,1	125
845	Fortinet, Inc. *,1	137
382	Palo Alto Networks, Inc. *,1	127
681	Salesforce, Inc. [1]	125
3,944	Unity Software, Inc. *,1	125
		1,408
SPECIALTY RETAIL—8.1%
5,398	Bath & Body Works, Inc. [1]	109
331	Burlington Stores, Inc. *,1	122
2,102	CarMax, Inc. *,1	120
15,341	Gap, Inc. [1]	308
199	Murphy USA, Inc. [1]	121
744	Ross Stores, Inc. [1]	187
760	TJX Cos., Inc. [1]	119
642	Williams-Sonoma, Inc. [1]	147
		1,233
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.4%
279	Dell Technologies, Inc. Class C1	113
2,548	Hewlett Packard Enterprise Co. [1]	122
705	NetApp, Inc. [1]	126
		361
WIRELESS TELECOMMUNICATION SERVICES—1.0%
1,677	Millicom International Cellular SA (Sweden)	160
TOTAL COMMON STOCKS (Cost $16,167)		18,520
TOTAL INVESTMENTS—121.0% (Cost $16,167)		18,520
CASH AND OTHER ASSETS, LESS LIABILITIES—(21.0)%		(3,216)
TOTAL NET ASSETS—100%		$15,304

INVESTMENTS SOLD SHORT

COMMON STOCKS—(73.2)%
Shares		Value
BIOTECHNOLOGY—(2.1)%
(1,592)	Alnylam Pharmaceuticals, Inc. *	$(327)
BROADLINE RETAIL—(4.0)%
(1,366)	Amazon.com, Inc. *	(371)
(3,352)	Ollie’s Bargain Outlet Holdings, Inc. *	(246)
(617)
CHEMICALS—(2.1)%
(14,328)	Mosaic Co.	(317)
COMMUNICATIONS EQUIPMENT—(4.5)%
(3,650)	Applied Optoelectronics, Inc. *	(344)
(475)	Lumentum Holdings, Inc. *	(339)
(683)

COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—(3.7)%
(5,721)	AST SpaceMobile, Inc. *	$(338)
(2,134)	Space Exploration Technologies Corp. Class A*	(231)
(569)
ELECTRIC UTILITIES—(1.6)%
(960)	Constellation Energy Corp.	(252)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—(8.8)%
(1,203)	Advanced Energy Industries, Inc.	(348)
(1,319)	Coherent Corp. *	(347)
(2,420)	Corning, Inc.	(334)
(746)	Fabrinet (Thailand)*	(325)
(1,354)

⬤

Harbor Long-Short Equity ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ENTERTAINMENT—(1.1)%
(4,787)	ROBLOX Corp. Class A*	$(170)
HEALTH CARE EQUIPMENT & SUPPLIES—(3.2)%
(5,429)	Inspire Medical Systems, Inc. *	(273)
(612)	Intuitive Surgical, Inc. *	(216)
(489)
HOTELS, RESTAURANTS & LEISURE—(4.5)%
(1,712)	DoorDash, Inc. Class A*	(336)
(18,720)	Norwegian Cruise Line Holdings Ltd. *	(347)
(683)
INTERACTIVE MEDIA & SERVICES—(1.6)%
(450)	Meta Platforms, Inc. Class A	(251)
IT SERVICES—(4.5)%
(13,325)	Applied Digital Corp. *	(365)
(4,412)	CoreWeave, Inc. Class A*	(317)
(682)
LIFE SCIENCES TOOLS & SERVICES—(2.1)%
(853)	Waters Corp. *	(322)
MEDIA—(3.3)%
(1,757)	Charter Communications, Inc. Class A*	(255)
(13,506)	Trade Desk, Inc. Class A*	(243)
(498)
METALS & MINING—(2.1)%
(7,904)	MP Materials Corp. *	(327)

COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—(3.5)%
(8,617)	Antero Resources Corp. *	$(311)
(2,409)	Expand Energy Corp.	(227)
(538)
PASSENGER AIRLINES—(2.8)%
(28,190)	American Airlines Group, Inc. *	(431)
SOFTWARE—(14.4)%
(18,146)	BitMine Immersion Technologies, Inc.	(314)
(213)	Fair Isaac Corp. *	(239)
(10,047)	IREN Ltd. (Australia)*	(370)
(525)	Microsoft Corp.	(244)
(2,568)	Oracle Corp.	(333)
(2,196)	Palantir Technologies, Inc. Class A*	(270)
(24,276)	Terawulf, Inc. *	(429)
(2,199)
SPECIALTY RETAIL—(3.3)%
(75)	AutoZone, Inc. *	(226)
(1,660)	RH *	(275)
(501)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $12,653)		(11,210)
TOTAL INVESTMENTS SOLD SHORT (PROCEEDS $12,653)		$(11,210)

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
As of July 31, 2026, all or a portion of this security was pledged as collateral for investments sold short. The securities pledged had an aggregate value of $14,765.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Long-Term Growers ETF
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.3%
Shares		Value
AEROSPACE & DEFENSE—4.2%
7,687	Axon Enterprise, Inc. *	$4,057
83,945	Boeing Co. *	18,144
57,676	General Electric Co.	20,767
3,814	TransDigm Group, Inc.	4,784
		47,752
AUTOMOBILES—2.1%
77,532	Tesla, Inc. *	24,129
BANKS—0.7%
20,976	JPMorgan Chase & Co.	7,379
BEVERAGES—0.6%
78,729	Coca-Cola Co.	6,896
BIOTECHNOLOGY—0.7%
40,917	Insmed, Inc. *	4,034
8,807	Vertex Pharmaceuticals, Inc. *	4,202
		8,236
BROADLINE RETAIL—5.8%
231,212	Amazon.com, Inc. *	62,793
1,349	MercadoLibre, Inc. (Brazil)*	2,533
		65,326
CAPITAL MARKETS—1.0%
4,197	Goldman Sachs Group, Inc.	4,274
7,377	LPL Financial Holdings, Inc.	2,609
46,997	Robinhood Markets, Inc. Class A*	4,068
		10,951
COMMUNICATIONS EQUIPMENT—1.0%
62,537	Arista Networks, Inc. *	11,279
CONSTRUCTION & ENGINEERING—1.0%
6,408	Comfort Systems USA, Inc.	11,084
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.5%
6,056	Costco Wholesale Corp.	5,764
102,741	Walmart, Inc.	11,425
		17,189
DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
54,199	Space Exploration Technologies Corp. Class A*	5,874
ELECTRIC UTILITIES—0.4%
16,767	Constellation Energy Corp.	4,406
ELECTRICAL EQUIPMENT—1.0%
7,806	GE Vernova, Inc.	7,730
13,444	Vertiv Holdings Co. Class A	3,248
		10,978
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.8%
95,561	Amphenol Corp. Class A	15,357
17,147	Keysight Technologies, Inc. *	5,471
		20,828
ENTERTAINMENT—2.8%
255,352	Netflix, Inc. *	18,311
22,160	Spotify Technology SA *	11,079

COMMON STOCKS—Continued
Shares		Value
ENTERTAINMENT—Continued
25,866	Walt Disney Co.	$2,488
		31,878
FINANCIAL SERVICES—4.3%
58,150	Mastercard, Inc. Class A	33,326
108,216	Toast, Inc. Class A*	3,492
30,661	Visa, Inc. Class A	11,226
		48,044
GROUND TRANSPORTATION—0.2%
34,223	Uber Technologies, Inc. *	2,408
HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
31,833	Edwards Lifesciences Corp. *	2,740
5,237	Intuitive Surgical, Inc. *	1,850
		4,590
HOTELS, RESTAURANTS & LEISURE—2.0%
20,507	Airbnb, Inc. Class A*	3,107
27,907	DoorDash, Inc. Class A*	5,474
35,768	Hilton Worldwide Holdings, Inc.	11,463
27,104	Starbucks Corp.	2,853
		22,897
INTERACTIVE MEDIA & SERVICES—11.8%
272,861	Alphabet, Inc. Class A	97,174
64,538	Meta Platforms, Inc. Class A	35,929
		133,103
IT SERVICES—3.2%
31,319	Cloudflare, Inc. Class A*	8,737
58,775	Shopify, Inc. Class A (Canada)*	6,885
68,101	Snowflake, Inc. *	19,973
		35,595
LIFE SCIENCES TOOLS & SERVICES—1.9%
42,001	Agilent Technologies, Inc.	5,812
46,812	Danaher Corp.	9,127
11,840	Thermo Fisher Scientific, Inc.	6,800
		21,739
PHARMACEUTICALS—4.8%
22,418	AstraZeneca PLC (United Kingdom)	3,803
40,899	Eli Lilly & Co.	46,987
26,485	Merck & Co., Inc.	3,448
		54,238
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—23.4%
61,039	Advanced Micro Devices, Inc. *	29,064
27,686	Analog Devices, Inc.	10,172
1,972	ASML Holding NV New York Registry Shares (Netherlands)	3,212
183,699	Broadcom, Inc.	71,510
12,302	Credo Technology Group Holding Ltd. *	2,547
14,300	KLA Corp.	2,614
25,486	Lam Research Corp.	7,468
8,538	Micron Technology, Inc.	7,027
606,331	NVIDIA Corp.	121,721
14,531	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	5,874

⬤

Harbor Long-Term Growers ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
9,010	Texas Instruments, Inc.	$2,485
		263,694
SOFTWARE—12.1%
39,540	Cadence Design Systems, Inc. *	13,444
93,562	Crowdstrike Holdings, Inc. Class A*	17,857
47,651	Datadog, Inc. Class A*	12,769
144,956	Microsoft Corp.	67,364
17,807	Oracle Corp.	2,313
91,072	Palantir Technologies, Inc. Class A*	11,207
29,281	Palo Alto Networks, Inc. *	9,716
18,030	ServiceNow, Inc. *	2,006
		136,676
SPECIALIZED REITS—0.4%
26,552	American Tower Corp.	4,603
SPECIALTY RETAIL—1.6%
335,715	Industria de Diseno Textil SA ADR (Spain)[1]	5,486

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
35,359	O’Reilly Automotive, Inc. *	$3,159
57,821	TJX Cos., Inc.	9,097
		17,742
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—8.1%
271,604	Apple, Inc.	83,901
6,533	Sandisk Corp. *	7,937
		91,838
TOTAL COMMON STOCKS (Cost $850,253)		1,121,352
TOTAL INVESTMENTS—99.3% (Cost $850,253)		1,121,352
CASH AND OTHER ASSETS, LESS LIABILITIES—0.7%		7,608
TOTAL NET ASSETS—100%		$1,128,960

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Mid Cap Core ETF
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—96.5%
Shares		Value
AEROSPACE & DEFENSE—7.1%
181	General Dynamics Corp.	$69
1,099	Hexcel Corp.	113
396	Woodward, Inc.	143
		325
AIR FREIGHT & LOGISTICS—1.4%
429	CH Robinson Worldwide, Inc.	63
BANKS—3.4%
588	East West Bancorp, Inc.	77
488	Wintrust Financial Corp.	78
		155
BUILDING PRODUCTS—1.9%
1,234	Masco Corp.	88
CAPITAL MARKETS—6.2%
355	Houlihan Lokey, Inc.	45
434	Intercontinental Exchange, Inc.	66
490	Raymond James Financial, Inc.	86
1,026	Stifel Financial Corp.	85
		282
CHEMICALS—3.8%
552	Albemarle Corp.	65
547	Eastman Chemical Co.	38
1,082	Scotts Miracle-Gro Co.	71
		174
COMMERCIAL SERVICES & SUPPLIES—1.9%
404	Republic Services, Inc.	85
CONSTRUCTION & ENGINEERING—1.7%
98	EMCOR Group, Inc.	78
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.2%
635	Sysco Corp.	54
CONTAINERS & PACKAGING—1.4%
259	Packaging Corp. of America	64
ELECTRICAL EQUIPMENT—3.1%
1,471	Sensata Technologies Holding PLC	68
301	Vertiv Holdings Co. Class A	73
		141
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—5.4%
471	Arrow Electronics, Inc. *	102
452	Keysight Technologies, Inc. *	144
		246
ENERGY EQUIPMENT & SERVICES—1.6%
900	Helmerich & Payne, Inc.	31
841	SLB Ltd.	42
		73
FINANCIAL SERVICES—1.0%
529	Global Payments, Inc.	45
GROUND TRANSPORTATION—1.9%
1,738	CSX Corp.	88

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—5.0%
228	Cencora, Inc.	$71
1,264	Centene Corp. *	79
250	Labcorp Holdings, Inc.	77
		227
HOTELS, RESTAURANTS & LEISURE—1.7%
377	Darden Restaurants, Inc.	77
HOUSEHOLD DURABLES—1.4%
445	Dr. Horton, Inc.	64
INDUSTRIAL REITS—0.8%
2,489	Americold Realty Trust, Inc.	35
INSURANCE—5.0%
190	Progressive Corp.	40
420	Reinsurance Group of America, Inc.	99
274	RenaissanceRe Holdings Ltd. (Bermuda)	88
		227
IT SERVICES—4.2%
670	Akamai Technologies, Inc. *	77
578	Twilio, Inc. Class A*	114
		191
LIFE SCIENCES TOOLS & SERVICES—6.2%
461	Agilent Technologies, Inc.	64
168	Bio-Rad Laboratories, Inc. Class A*	54
447	IQVIA Holdings, Inc. *	105
1,470	Qiagen NV	61
		284
MACHINERY—6.4%
192	Cummins, Inc.	122
385	Dover Corp.	79
218	Snap-on, Inc.	89
		290
MULTI-UTILITIES—1.5%
644	WEC Energy Group, Inc.	70
OFFICE REITS—1.2%
793	BXP, Inc.	56
OIL, GAS & CONSUMABLE FUELS—2.1%
1,460	Devon Energy Corp.	66
749	Murphy Oil Corp.	30
		96
PROFESSIONAL SERVICES—0.8%
234	Broadridge Financial Solutions, Inc.	36
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.3%
723	CBRE Group, Inc. Class A*	106
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.0%
213	Applied Materials, Inc.	108
942	Entegris, Inc.	112
878	Skyworks Solutions, Inc.	55
		275
SOFTWARE—1.4%
167	Synopsys, Inc. *	65

⬤

Harbor Mid Cap Core ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SPECIALIZED REITS—0.9%
217	SBA Communications Corp.	$39
SPECIALTY RETAIL—5.2%
417	Ross Stores, Inc.	105
388	TJX Cos., Inc.	61
140	Ulta Beauty, Inc. *	72
		238
TRADING COMPANIES & DISTRIBUTORS—1.4%
368	GATX Corp.	66
TOTAL COMMON STOCKS (Cost $3,412)		4,403
TOTAL INVESTMENTS—96.5% (Cost $3,412)		4,403
CASH AND OTHER ASSETS, LESS LIABILITIES—3.5%		160
TOTAL NET ASSETS—100%		$4,563

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Mid Cap Value ETF
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.5%
Shares		Value
AEROSPACE & DEFENSE—3.6%
301	Huntington Ingalls Industries, Inc.	$98
2,357	StandardAero, Inc. *	69
		167
AUTOMOBILE COMPONENTS—1.5%
1,125	BorgWarner, Inc.	72
BANKS—5.2%
1,203	Bank OZK	62
761	Pinnacle Financial Partners, Inc.	80
577	Popular, Inc. (Puerto Rico)	101
		243
BUILDING PRODUCTS—1.2%
775	Masco Corp.	55
CAPITAL MARKETS—8.4%
247	FactSet Research Systems, Inc.	65
704	Intercontinental Exchange, Inc.	107
639	Raymond James Financial, Inc.	112
1,333	Stifel Financial Corp.	111
		395
CHEMICALS—4.5%
405	Albemarle Corp.	48
557	CF Industries Holdings, Inc.	70
661	Eastman Chemical Co.	46
740	Scotts Miracle-Gro Co.	48
		212
CONSTRUCTION MATERIALS—1.1%
246	Eagle Materials, Inc.	51
CONSUMER STAPLES DISTRIBUTION & RETAIL—1.5%
846	Sysco Corp.	72
CONTAINERS & PACKAGING—0.7%
623	Sonoco Products Co.	35
DISTRIBUTORS—0.6%
1,321	LKQ Corp.	30
ELECTRICAL EQUIPMENT—3.0%
697	Nextpower, Inc. Class A*	63
379	Regal Rexnord Corp.	78
		141
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—5.7%
1,154	Avnet, Inc.	102
1,439	Flex Ltd. *	164
		266
ENERGY EQUIPMENT & SERVICES—1.5%
3,607	NOV, Inc.	70
FINANCIAL SERVICES—1.5%
832	Global Payments, Inc.	70
GAS UTILITIES—1.4%
384	Atmos Energy Corp.	66
GROUND TRANSPORTATION—3.5%
1,973	CSX Corp.	100

COMMON STOCKS—Continued
Shares		Value
GROUND TRANSPORTATION—Continued
1,740	Schneider National, Inc. Class B	$62
		162
HEALTH CARE PROVIDERS & SERVICES—5.0%
1,157	Centene Corp. *	72
225	Humana, Inc.	82
255	Labcorp Holdings, Inc.	79
		233
HEALTH CARE REITS—0.9%
783	Alexandria Real Estate Equities, Inc.	40
HOTELS, RESTAURANTS & LEISURE—4.2%
483	Darden Restaurants, Inc.	98
307	Royal Caribbean Cruises Ltd.	98
		196
HOUSEHOLD DURABLES—1.3%
412	Dr. Horton, Inc.	59
INSURANCE—5.2%
373	Progressive Corp.	79
374	Reinsurance Group of America, Inc.	89
242	RenaissanceRe Holdings Ltd. (Bermuda)	77
		245
IT SERVICES—1.4%
592	Akamai Technologies, Inc. *	68
LIFE SCIENCES TOOLS & SERVICES—3.8%
291	Charles River Laboratories International, Inc. *	68
465	IQVIA Holdings, Inc. *	109
		177
MACHINERY—6.5%
243	Cummins, Inc.	154
910	Flowserve Corp.	69
202	Snap-on, Inc.	83
		306
MULTI-UTILITIES—1.2%
503	WEC Energy Group, Inc.	55
OFFICE REITS—2.9%
708	BXP, Inc.	49
2,176	Vornado Realty Trust	86
		135
OIL, GAS & CONSUMABLE FUELS—3.3%
1,704	Murphy Oil Corp.	68
938	ONEOK, Inc.	85
		153
PROFESSIONAL SERVICES—2.6%
378	Broadridge Financial Solutions, Inc.	58
464	Jacobs Solutions, Inc.	63
		121
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.0%
634	CBRE Group, Inc. Class A*	93

⬤

Harbor Mid Cap Value ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
RESIDENTIAL REITS—1.2%
195	Essex Property Trust, Inc.	$55
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.8%
203	Applied Materials, Inc.	103
1,496	ON Semiconductor Corp. *	122
		225
SOFTWARE—2.1%
257	Synopsys, Inc. *	100
SPECIALTY RETAIL—3.7%
1,240	Bath & Body Works, Inc.	25
298	Ross Stores, Inc.	75
462	TJX Cos., Inc.	73
		173

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—1.5%
392	GATX Corp.	$70
TOTAL COMMON STOCKS (Cost $3,626)		4,611
TOTAL INVESTMENTS—98.5% (Cost $3,626)		4,611
CASH AND OTHER ASSETS, LESS LIABILITIES—1.5%		72
TOTAL NET ASSETS—100%		$4,683

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Multi-Asset Explorer ETF (Consolidated) (currently, Harbor Multi-Asset Total Return ETF)
CONSOLIDATED PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

EXCHANGE-TRADED FUNDS—99.8%
Shares		Value
ALTERNATIVE FUNDS—6.4%
11,446	iMGP DBi Managed Futures Strategy ETF	$354
10,665	iShares Systematic Alternatives Active ETF	306
		660
COMMODITY FUNDS—5.1%
6,338	Harbor Commodity All-Weather Strategy ETF	203
3,926	SPDR Gold MiniShares Trust *	315
		518
EQUITY FUNDS—67.2%
19,459	Franklin FTSE Japan ETF	766
1,096	Invesco KBW Bank ETF	105
1,677	Invesco Nasdaq 100 ETF	475
15,481	iShares Core MSCI Emerging Markets ETF	1,202
1,633	iShares Core S&P 500 ETF	1,225
1,161	iShares Expanded Tech-Software Sector ETF	110
980	iShares MSCI USA Momentum Factor ETF	294
876	iShares Russell 2000 ETF	255
385	iShares Semiconductor ETF	194
1,062	iShares U.S. Home Construction ETF	100
3,510	State Street Communication Services Select Sector SPDR ETF	380
2,735	State Street SPDR S&P Regional Banking ETF	208

EXCHANGE-TRADED FUNDS—Continued
Shares		Value
EQUITY FUNDS—Continued
3,363	State Street Technology Select Sector SPDR ETF	$590
1,011	VanEck Gold Miners ETF	75
9,688	Vanguard FTSE Europe ETF	878
		6,857
FIXED INCOME FUNDS—21.1%
3,389	Invesco Senior Loan ETF	69
9,054	iShares Broad USD Investment Grade Corporate Bond ETF	455
1,362	State Street SPDR Bloomberg 1-3 Month T-Bills ETF	125
39,808	State Street SPDR Portfolio High Yield Bond ETF	926
2,355	Vanguard Emerging Markets Government Bond ETF	155
7,226	Vanguard Intermediate-Term Treasury ETF	422
		2,152
TOTAL EXCHANGE-TRADED FUNDS (Cost $9,838)		10,187
TOTAL INVESTMENTS—99.8% (Cost $9,838)		10,187
CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		17
TOTAL NET ASSETS—100%		$10,204

AFFILIATED TRANSACTIONS
The following is a summary of the Fund’s transactions with affiliates during the period November 1, 2025 through July 31, 2026.
Security Name	Beginning Balance as of 11/01/2025 (000s)	Purchases (000s)	Sales (000s)	Net Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Net Dividend Income (000s)	Ending Balance as of 07/31/2026 (000s)
Harbor Commodity All-Weather Strategy ETF	$—	$597	$(364)	$(26)	$(4)	$—	$203
FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Osmosis Emerging Markets Resource Efficient ETF
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.1%
Shares		Value
AIR FREIGHT & LOGISTICS—1.1%
3,856	Hyundai Glovis Co. Ltd. (South Korea)	$541
491,600	JD Logistics, Inc. (China)*,1	942
		1,483
AUTOMOBILE COMPONENTS—0.6%
2,516	Hyundai Mobis Co. Ltd. (South Korea)	840
AUTOMOBILES—5.5%
54,348	Kia Corp. (South Korea)	5,028
198,090	NIO, Inc. Class A (China)*	981
421,942	Tata Motors Passenger Vehicles Ltd. (India)	1,504
		7,513
BANKS—10.8%
60,062	Al Rajhi Bank (Saudi Arabia)	1,000
979	Banco de Credito e Inversiones SA (Chile)	70
379,800	Banco do Brasil SA (Brazil)	1,600
73,873	Bank Millennium SA (Poland)*	409
925,000	China CITIC Bank Corp. Ltd. Class H (China)	912
1,581,656	China Construction Bank Corp. Class H (China)	1,858
61,790	Commercial International Bank - Egypt (CIB) (Egypt)	170
436	Credicorp Ltd. (Peru)	175
10,802	Eurobank SA (Greece)	55
130,797	Grupo Financiero Banorte SAB de CV Class O (Mexico)	1,508
38,728	Industrial Bank of Korea (South Korea)	561
35,807	KakaoBank Corp. (South Korea)	555
1,657	Komercni Banka AS (Czech Republic)	83
325,473	Kuwait Finance House KSCP (Kuwait)	826
538,046	Malayan Banking Bhd. (Malaysia)	1,435
31,406	National Bank of Greece SA (Greece)	583
54,842	Nedbank Group Ltd. (South Africa)	928
3,543	OTP Bank Nyrt (Hungary)	524
20,733	Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	621
156,418	Qatar National Bank QPSC (Qatar)	712
		14,585
BEVERAGES—0.0%
2,300	Arca Continental SAB de CV (Mexico)	26
BIOTECHNOLOGY—1.6%
358,500	3SBio, Inc. (China)[1]	765
10,601	Celltrion, Inc. (South Korea)	1,388
		2,153
CAPITAL MARKETS—2.0%
59,028	HDFC Asset Management Co. Ltd. (India)[1]	1,620
1,271	Korea Investment Holdings Co. Ltd. (South Korea)	184
30,237	Multi Commodity Exchange of India Ltd. (India)	853
		2,657
CHEMICALS—1.0%
31,554	Asian Paints Ltd. (India)	905
2,313	LG Chem Ltd. (South Korea)	419
		1,324
COMMUNICATIONS EQUIPMENT—5.7%
64,799	Accton Technology Corp. (Taiwan)	4,261
26,200	Zhongji Innolight Co. Ltd. Class A (China)	3,502
		7,763

COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION & ENGINEERING—1.2%
25,184	Hyundai Engineering & Construction Co. Ltd. (South Korea)	$1,671
DIVERSIFIED TELECOMMUNICATION SERVICES—0.7%
174,732	Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	969
ELECTRICAL EQUIPMENT—0.1%
269	HD Hyundai Electric Co. Ltd. (South Korea)	129
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—5.3%
293,300	Delta Electronics Thailand PCL (Thailand)	2,442
467,900	Foxconn Industrial Internet Co. Ltd. Class A (China)	3,932
249,500	GoerTek, Inc. Class A (China)	854
		7,228
ENTERTAINMENT—0.7%
31,864	International Games System Co. Ltd. Class C (Taiwan)	765
1,415	Krafton, Inc. (South Korea)	241
		1,006
FOOD PRODUCTS—1.6%
4,655	Gruma SAB de CV Class B (Mexico)	70
217,409	Marico Ltd. (India)	1,980
98	Samyang Foods Co. Ltd. (South Korea)	80
		2,130
GAS UTILITIES—1.0%
1,498,000	Kunlun Energy Co. Ltd. (China)	1,383
HOUSEHOLD DURABLES—2.7%
32,062	LG Electronics, Inc. (South Korea)	3,645
INDUSTRIAL CONGLOMERATES—2.7%
14,995	Samsung C&T Corp. (South Korea)	3,697
INSURANCE—7.1%
405,400	BB Seguridade Participacoes SA (Brazil)	3,300
5,242	Bupa Arabia for Cooperative Insurance Co. (Saudi Arabia)	219
158,656	China Life Insurance Co. Ltd. Class H (China)	591
11,610	Co. for Cooperative Insurance (Saudi Arabia)	379
3,429	DB Insurance Co. Ltd. (South Korea)	377
2,926,900	People’s Insurance Co. Group of China Ltd. Class A (China)	3,197
743,904	PICC Property & Casualty Co. Ltd. Class H (China)	1,556
		9,619
INTERACTIVE MEDIA & SERVICES—1.6%
14,563	NAVER Corp. (South Korea)	2,125
IT SERVICES—0.7%
982	Elm Co. (Saudi Arabia)	177
13,755	Persistent Systems Ltd. (India)	798
		975
MACHINERY—0.5%
3,509	Hyundai Rotem Co. Ltd. (South Korea)	329
77,205	Tata Motors Ltd. (India)	352
		681

⬤

Harbor Osmosis Emerging Markets Resource Efficient ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MARINE TRANSPORTATION—0.7%
64,808	HMM Co. Ltd. (South Korea)	$952
METALS & MINING—4.5%
1,415,700	CMOC Group Ltd. Class A (China)	4,096
62,344	Gold Fields Ltd. (South Africa)	2,029
		6,125
OIL, GAS & CONSUMABLE FUELS—4.3%
477,517	Bharat Petroleum Corp. Ltd. (India)	1,602
864,856	Oil & Natural Gas Corp. Ltd. (India)	2,196
289,966	Saudi Arabian Oil Co. (Saudi Arabia)[1]	2,045
		5,843
PASSENGER AIRLINES—1.5%
1,027,986	Eva Airways Corp. (Taiwan)	1,377
90,656	Turk Hava Yollari AO (Turkey)	599
		1,976
PERSONAL CARE PRODUCTS—0.3%
5,145	Amorepacific Corp. (South Korea)	469
PHARMACEUTICALS—0.2%
4,775	Yuhan Corp. (South Korea)	246
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.3%
249,964	Emaar Development PJSC (United Arab Emirates)	882
129,252	Emaar Properties PJSC (United Arab Emirates)	387
120,896	Plaza SA (Chile)	490
		1,759
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—9.2%
34,807	Alchip Technologies Ltd. (Taiwan)	3,296
2,481	SK Hynix, Inc. (South Korea)	2,990
65,907	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	4,945
316,882	United Microelectronics Corp. (Taiwan)	1,186
		12,417
SOFTWARE—0.3%
3,147	Oracle Financial Services Software Ltd. (India)	369

COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—18.2%
302,715	Gigabyte Technology Co. Ltd. (Taiwan)*	$3,152
14,393	King Slide Works Co. Ltd. (Taiwan)	3,496
1,542,047	Lenovo Group Ltd. (China)	4,691
426,029	Quanta Computer, Inc. (Taiwan)	3,842
863,550	Wistron Corp. (Taiwan)	4,703
28,505	Wiwynn Corp. (Taiwan)	4,754
		24,638
WIRELESS TELECOMMUNICATION SERVICES—4.4%
188,607	Bharti Airtel Ltd. (India)	3,890
155,100	TIM SA (Brazil)	595
154,775	Vodacom Group Ltd. (South Africa)	1,499
		5,984
TOTAL COMMON STOCKS (Cost $119,402)		134,380

PREFERRED STOCKS—0.2%

BANKS—0.2%
6,454	Grupo Cibest SA (Colombia)	152
47,200	Itausa SA (Brazil)	129
		281
CONTAINERS & PACKAGING—0.0%
1	Klabin SA (Brazil)	—
TOTAL PREFERRED STOCKS (Cost $242)		281
TOTAL INVESTMENTS—99.3% (Cost $119,644)		134,661
CASH AND OTHER ASSETS, LESS LIABILITIES—0.7%		952
TOTAL NET ASSETS—100%		$135,613

⬤

Harbor Osmosis Emerging Markets Resource Efficient ETF
PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2026. Transfers into or out of Level 3, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred.
Valuation Description	Beginning Balance as of 11/01/2025 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3[h] (000s)	Ending Balance as of 07/31/2026 (000s)
Common Stock	$1,491	$4,287	$(5,684)	$—	$403	$(145)	$—	$(352)	$—

*
Non-income producing security
h
Transferred into Level 3 due to the unavailability of observable market data for pricing or transferred out of Level 3 due to availability of observable market data for pricing.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2026, the aggregate value of these securities was $5,372 or 4% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Osmosis International Resource Efficient ETF
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.0%
Shares		Value
AEROSPACE & DEFENSE—1.6%
10,343	Airbus SE (France)	$2,412
AUTOMOBILE COMPONENTS—3.1%
378,572	Denso Corp. (Japan)	4,682
AUTOMOBILES—3.3%
90,714	Mercedes-Benz Group AG (Germany)	4,888
BANKS—16.3%
34,426	Banco Bilbao Vizcaya Argentaria SA (Spain)	961
57,430	Banco BPM SpA (Italy)	1,045
311,433	Banco Comercial Portugues SA Class R (Portugal)	382
87,834	Banco de Sabadell SA (Spain)	337
270,694	Banco Santander SA (Spain)	3,845
479,806	Barclays PLC (United Kingdom)	3,290
15,736	HSBC Holdings PLC (United Kingdom)	334
94,307	Intesa Sanpaolo SpA (Italy)	711
2,486	KBC Group NV (Belgium)	357
221,200	Lloyds Banking Group PLC (United Kingdom)	342
145,832	NatWest Group PLC (United Kingdom)	1,387
10,987	Royal Bank of Canada (Canada)	2,300
24,552	Societe Generale SA (France)	2,302
24,159	Toronto-Dominion Bank (Canada)	2,896
40,654	UniCredit SpA (Italy)	3,826
		24,315
BEVERAGES—1.4%
1,968	Anheuser-Busch InBev SA (Belgium)	171
84,634	Diageo PLC (United Kingdom)	1,864
		2,035
BIOTECHNOLOGY—3.3%
98,943	Swedish Orphan Biovitrum AB (Sweden)*	4,890
BUILDING PRODUCTS—1.6%
2,245	Belimo Holding AG (Switzerland)	2,333
CAPITAL MARKETS—3.6%
20,740	3i Group PLC (United Kingdom)	800
19,000	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	990
192,200	Singapore Exchange Ltd. (Singapore)	3,666
		5,456
CHEMICALS—2.0%
41,840	Akzo Nobel NV (Netherlands)	2,930
16	Nitto Denko Corp. (Japan)	—
		2,930
CONSUMER STAPLES DISTRIBUTION & RETAIL—0.8%
50,424	Kesko OYJ Class B (Finland)	1,255
DIVERSIFIED TELECOMMUNICATION SERVICES—1.2%
2,310	Swisscom AG (Switzerland)	1,777
ELECTRICAL EQUIPMENT—2.7%
3,167	ABB Ltd. (Switzerland)	312
136,248	Vestas Wind Systems AS (Denmark)	3,669
		3,981
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.1%
2,347	Celestica, Inc. (Canada)*	777

COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—Continued
10,400	Keyence Corp. (Japan)	$5,304
		6,081
FINANCIAL SERVICES—0.8%
11,584	Industrivarden AB Class C (Sweden)	662
13,296	Investor AB Class B (Sweden)	574
		1,236
GAS UTILITIES—1.4%
54,400	Tokyo Gas Co. Ltd. (Japan)	2,126
HEALTH CARE EQUIPMENT & SUPPLIES—3.7%
15,427	Koninklijke Philips NV (Netherlands)	404
19,016	Sonova Holding AG (Switzerland)	5,175
		5,579
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.2%
13,698	Orsted AS (Denmark)*,1	306
INDUSTRIAL CONGLOMERATES—0.1%
2,960	Smiths Group PLC (United Kingdom)	105
INSURANCE—7.0%
253	Fairfax Financial Holdings Ltd. (Canada)	424
69,205	Manulife Financial Corp. (Canada)	3,074
1,022,861	Medibank Pvt Ltd. (Australia)	3,721
69,963	QBE Insurance Group Ltd. (Australia)	1,217
155,704	Sampo OYJ Class A (Finland)	1,728
1,955	Swiss Re AG (United States)	326
		10,490
IT SERVICES—2.8%
146,700	Obic Co. Ltd. (Japan)	4,172
MACHINERY—1.2%
47,600	Daifuku Co. Ltd. (Japan)	1,790
MARINE TRANSPORTATION—0.5%
19,200	Kawasaki Kisen Kaisha Ltd. (Japan)	344
1,721	Kuehne & Nagel International AG (Switzerland)	438
		782
MEDIA—1.0%
14,494	Publicis Groupe SA (France)	1,548
METALS & MINING—5.8%
625,729	Glencore PLC (United Kingdom)*	4,579
73,676	Lundin Gold, Inc. (Canada)	4,125
		8,704
MULTI-UTILITIES—2.1%
632,779	Centrica PLC (United Kingdom)	1,322
81,788	E.ON SE (Germany)	1,765
		3,087
OFFICE REITS—1.9%
32,712	Gecina SA (France)	2,827
OIL, GAS & CONSUMABLE FUELS—5.3%
58,114	Enbridge, Inc. (Canada)	3,162
56,370	Equinor ASA (Norway)	2,298

⬤

Harbor Osmosis International Resource Efficient ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
103,333	Woodside Energy Group Ltd. (Australia)	$2,396
		7,856
PERSONAL CARE PRODUCTS—3.5%
11,592	L’Oreal SA (France)	5,173
PHARMACEUTICALS—3.0%
18,851	AstraZeneca PLC (United Kingdom)	3,209
3,065	Roche Holding AG (United States)	1,341
		4,550
PROFESSIONAL SERVICES—3.6%
64,808	Recruit Holdings Co. Ltd. (Japan)	5,112
7,713	RELX PLC (United Kingdom)	271
		5,383
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.0%
20	Daito Trust Construction Co. Ltd. (Japan)	—
2,704	Hulic Co. Ltd. (Japan)	30
		30
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.6%
1,250	ASML Holding NV (Netherlands)	2,067
4,751	Infineon Technologies AG (Germany)	338
		2,405
SOFTWARE—1.3%
13,082	Check Point Software Technologies Ltd. (Israel)*	1,663
26,264	Sage Group PLC (United Kingdom)	345
		2,008

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—0.2%
9,055	Zalando SE (Germany)*,1	$295
TEXTILES, APPAREL & LUXURY GOODS—0.0%
232	Moncler SpA (Italy)	13
TRADING COMPANIES & DISTRIBUTORS—5.7%
22,945	AerCap Holdings NV (Ireland)	3,462
119,258	Toyota Tsusho Corp. (Japan)	5,039
		8,501
WIRELESS TELECOMMUNICATION SERVICES—0.3%
268,153	Vodafone Group PLC (United Kingdom)	426
TOTAL COMMON STOCKS (Cost $121,610)		146,427

PREFERRED STOCKS—1.8%

(Cost $2,833)
AUTOMOBILES—1.8%
55,982	Dr. Ing hc F Porsche AG (Germany)	2,740
TOTAL INVESTMENTS—99.8% (Cost $124,443)		149,167
CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		286
TOTAL NET ASSETS—100%		$149,453

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2026, the aggregate value of these securities was $601 or less than 1% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor PanAgora Dynamic Large Cap Core ETF
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—99.8%
Shares		Value
AEROSPACE & DEFENSE—2.4%
20,859	General Electric Co.	$7,511
12,192	HEICO Corp.	4,345
8,834	Howmet Aerospace, Inc.	2,493
25,551	RTX Corp.	5,499
		19,848
AIR FREIGHT & LOGISTICS—0.4%
9,989	FedEx Corp.	3,071
AUTOMOBILE COMPONENTS—0.4%
57,544	BorgWarner, Inc.	3,668
7	Versigent PLC *	—
		3,668
AUTOMOBILES—1.9%
86,755	General Motors Co.	7,709
26,639	Tesla, Inc. *	8,290
		15,999
BANKS—4.2%
128,247	Bank of America Corp.	7,945
13,664	Central BanCo, Inc.	448
40,384	Citigroup, Inc.	5,349
15,263	JPMorgan Chase & Co.	5,369
58,097	KeyCorp	1,313
28,034	M&T Bank Corp.	6,905
23,191	Popular, Inc. (Puerto Rico)	4,063
29,368	Wells Fargo & Co.	2,539
9,303	Wintrust Financial Corp.	1,484
		35,415
BEVERAGES—0.3%
27,811	Monster Beverage Corp. *	2,680
BIOTECHNOLOGY—2.6%
43,209	AbbVie, Inc.	10,843
35,285	Gilead Sciences, Inc.	4,595
57,450	Incyte Corp. *	6,866
		22,304
BROADLINE RETAIL—4.2%
107,438	Amazon.com, Inc. *	29,178
57,174	eBay, Inc.	6,518
		35,696
BUILDING PRODUCTS—1.1%
12,395	Allegion PLC	1,951
48,887	Johnson Controls International PLC	7,170
		9,121
CAPITAL MARKETS—4.2%
10,116	Ameriprise Financial, Inc.	5,522
51,815	Bank of New York Mellon Corp.	8,100
4,235	Evercore, Inc. Class A	1,358
39,112	Interactive Brokers Group, Inc. Class A	3,441
38,093	Northern Trust Corp.	6,940
40,142	State Street Corp.	7,392
33,948	Stifel Financial Corp.	2,815
		35,568

COMMON STOCKS—Continued
Shares		Value
CHEMICALS—0.6%
36,895	DuPont de Nemours, Inc.	$5,055
COMMUNICATIONS EQUIPMENT—0.5%
14,830	Arista Networks, Inc. *	2,675
4,891	Ciena Corp. *	1,844
		4,519
CONSTRUCTION & ENGINEERING—0.7%
2,697	Comfort Systems USA, Inc.	4,665
1,849	Quanta Services, Inc.	1,234
		5,899
CONSTRUCTION MATERIALS—0.2%
15,938	CRH PLC	1,514
CONSUMER FINANCE—0.9%
10,843	Ally Financial, Inc.	470
2,772	American Express Co.	932
86,845	Synchrony Financial	6,582
		7,984
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.8%
6,795	Casey’s General Stores, Inc.	5,918
4,425	Costco Wholesale Corp.	4,212
41,265	Kroger Co.	2,383
73,267	Maplebear, Inc. *	3,268
68,523	Walmart, Inc.	7,620
		23,401
CONTAINERS & PACKAGING—0.8%
6,077	Avery Dennison Corp.	1,031
33,686	Ball Corp.	2,186
27,625	Crown Holdings, Inc.	3,256
		6,473
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
75,528	Comcast Corp. Class A	1,810
31,888	Iridium Communications, Inc.	1,509
		3,319
ELECTRIC UTILITIES—1.3%
98,307	NextEra Energy, Inc.	8,545
19,397	NRG Energy, Inc.	2,605
		11,150
ELECTRICAL EQUIPMENT—0.8%
13,710	AMETEK, Inc.	3,314
3,856	Rockwell Automation, Inc.	1,851
6,215	Vertiv Holdings Co. Class A	1,501
		6,666
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.5%
15,534	Amphenol Corp. Class A	2,496
17,720	Flex Ltd. *	2,016
11,097	Keysight Technologies, Inc. *	3,541
16,338	TD SYNNEX Corp.	4,177
75	Zebra Technologies Corp. Class A*	22
		12,252
ENERGY EQUIPMENT & SERVICES—0.0%
3,262	Baker Hughes Co.	197

⬤

Harbor PanAgora Dynamic Large Cap Core ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ENTERTAINMENT—0.2%
28,560	Netflix, Inc. *	$2,048
FINANCIAL SERVICES—1.9%
12,078	Berkshire Hathaway, Inc. Class B*	6,178
18,473	Block, Inc. *	1,501
6,029	Jack Henry & Associates, Inc.	929
10,525	Mastercard, Inc. Class A	6,032
3,907	Visa, Inc. Class A	1,430
		16,070
FOOD PRODUCTS—0.2%
30,498	Tyson Foods, Inc. Class A	1,768
GROUND TRANSPORTATION—0.0%
5	Fedex Freight Holding Co., Inc. *	1
HEALTH CARE EQUIPMENT & SUPPLIES—0.2%
10,730	Dexcom, Inc. *	896
10,513	Globus Medical, Inc. Class A*	828
		1,724
HEALTH CARE PROVIDERS & SERVICES—1.7%
20,500	Centene Corp. *	1,275
20,350	CVS Health Corp.	2,125
6,247	McKesson Corp.	5,349
13,747	UnitedHealth Group, Inc.	5,697
		14,446
HEALTH CARE REITS—0.4%
33,744	Ventas, Inc.	3,155
HOTEL & RESORT REITS—0.5%
166,133	Host Hotels & Resorts, Inc.	4,175
HOTELS, RESTAURANTS & LEISURE—1.2%
25,278	Booking Holdings, Inc.	4,876
8,104	Expedia Group, Inc.	2,388
8,365	Royal Caribbean Cruises Ltd.	2,663
		9,927
HOUSEHOLD DURABLES—0.5%
8,658	Garmin Ltd.	2,543
242	NVR, Inc. *	1,488
		4,031
INSURANCE—2.3%
11,188	Allstate Corp.	2,955
10	Axis Capital Holdings Ltd.	1
43,107	Hartford Insurance Group, Inc.	6,117
67,001	MetLife, Inc.	6,441
11,002	RenaissanceRe Holdings Ltd. (Bermuda)	3,520
		19,034
INTERACTIVE MEDIA & SERVICES—8.5%
150,118	Alphabet, Inc. Class A	53,462
32,053	Meta Platforms, Inc. Class A	17,844
		71,306
IT SERVICES—0.1%
8,741	GoDaddy, Inc. Class A*	723
MACHINERY—2.6%
2,394	Caterpillar, Inc.	1,950

COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
10,017	Cummins, Inc.	$6,353
33,649	Graco, Inc.	2,671
11,644	Oshkosh Corp.	1,658
3,970	Parker-Hannifin Corp.	3,877
19,899	Westinghouse Air Brake Technologies Corp.	5,788
		22,297
METALS & MINING—0.9%
42,681	Newmont Corp.	4,000
8,803	Reliance, Inc.	3,575
		7,575
MULTI-UTILITIES—0.9%
55,425	Consolidated Edison, Inc.	6,033
13,682	DTE Energy Co.	1,941
		7,974
OIL, GAS & CONSUMABLE FUELS—2.9%
19,664	Chevron Corp.	3,871
6,886	Devon Energy Corp.	311
55,485	EOG Resources, Inc.	8,250
37,746	ExxonMobil Holdings Corp.	5,867
20,024	Marathon Petroleum Corp.	6,337
		24,636
PASSENGER AIRLINES—0.0%
285	Delta Air Lines, Inc.	25
PHARMACEUTICALS—3.7%
43,716	Bristol-Myers Squibb Co.	2,855
13,459	Eli Lilly & Co.	15,462
49,264	Johnson & Johnson	12,629
		30,946
PROFESSIONAL SERVICES—0.0%
34	Genpact Ltd.	1
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.1%
2,856	Jones Lang LaSalle, Inc. *	1,014
RETAIL REITS—0.0%
1,004	Kimco Realty Corp.	26
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—17.2%
19,347	Advanced Micro Devices, Inc. *	9,212
21,631	Analog Devices, Inc.	7,948
11,359	Applied Materials, Inc.	5,767
66,878	Broadcom, Inc.	26,034
28,571	Intel Corp. *	2,577
27,620	Lam Research Corp.	8,093
16,654	Micron Technology, Inc.	13,707
4	MKS, Inc.	1
335,493	NVIDIA Corp.	67,350
13,798	QUALCOMM, Inc.	2,037
8,103	Texas Instruments, Inc.	2,234
		144,960
SOFTWARE—9.0%
8,654	Autodesk, Inc. *	2,027
4,356	Crowdstrike Holdings, Inc. Class A*	831
50,652	Elastic NV *	3,332
42,732	Fortinet, Inc. *	6,921

⬤

Harbor PanAgora Dynamic Large Cap Core ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
13,398	Intuit, Inc.	$4,235
96,902	Microsoft Corp.	45,032
14,723	Palantir Technologies, Inc. Class A*	1,812
70,981	RingCentral, Inc. Class A	3,948
34,557	ServiceNow, Inc. *	3,844
35,933	Zoom Communications, Inc. *	3,452
		75,434
SPECIALIZED REITS—0.6%
1,195	Equinix, Inc.	1,218
9,860	Iron Mountain, Inc.	1,206
18,436	Lamar Advertising Co. Class A	2,949
		5,373
SPECIALTY RETAIL—0.9%
78,808	Gap, Inc.	1,583
23,075	Ross Stores, Inc.	5,794
		7,377
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—8.8%
207,676	Apple, Inc.	64,153

COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—Continued
13,191	Dell Technologies, Inc. Class C	$5,347
8,063	Western Digital Corp.	4,393
		73,893
TEXTILES, APPAREL & LUXURY GOODS—0.2%
11,342	Tapestry, Inc.	1,728
TOBACCO—2.1%
100,050	Altria Group, Inc.	6,836
55,600	Philip Morris International, Inc.	10,610
		17,446
TOTAL COMMON STOCKS (Cost $708,351)		840,912
TOTAL INVESTMENTS—99.8% (Cost $708,351)		840,912
CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		1,796
TOTAL NET ASSETS—100%		$842,708

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor SMID Cap Core ETF
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.8%
Shares		Value
AEROSPACE & DEFENSE—12.5%
1,007	Hexcel Corp.	$104
314	Huntington Ingalls Industries, Inc.	103
424	Moog, Inc. Class A	165
2,537	StandardAero, Inc. *	74
425	Woodward, Inc.	153
		599
AUTOMOBILE COMPONENTS—2.2%
1,610	BorgWarner, Inc.	103
BANKS—5.3%
594	East West Bancorp, Inc.	78
1,233	Webster Financial Corp.	95
506	Wintrust Financial Corp.	81
		254
BUILDING PRODUCTS—1.4%
1,121	A.O. Smith Corp.	67
CAPITAL MARKETS—3.6%
507	Houlihan Lokey, Inc.	64
615	Raymond James Financial, Inc.	108
		172
CHEMICALS—5.9%
442	Albemarle Corp.	52
852	Cabot Corp.	75
838	CF Industries Holdings, Inc.	105
682	Eastman Chemical Co.	48
		280
COMMERCIAL SERVICES & SUPPLIES—1.4%
327	Republic Services, Inc.	69
CONSTRUCTION & ENGINEERING—3.7%
90	EMCOR Group, Inc.	72
215	Valmont Industries, Inc.	103
		175
CONSUMER FINANCE—2.0%
481	FirstCash Holdings, Inc.	98
CONTAINERS & PACKAGING—1.3%
1,086	Sonoco Products Co.	61
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—5.0%
516	Arrow Electronics, Inc. *	112
191	Teledyne Technologies, Inc. *	125
		237
ENERGY EQUIPMENT & SERVICES—2.9%
3,834	Archrock, Inc.	137
FINANCIAL SERVICES—1.4%
349	WEX, Inc. *	65
GAS UTILITIES—1.5%
3,722	MDU Resources Group, Inc.	74
GROUND TRANSPORTATION—2.8%
520	Ryder System, Inc.	133

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—0.8%
838	CONMED Corp.	$39
HEALTH CARE PROVIDERS & SERVICES—1.3%
1,011	Centene Corp. *	63
HOTELS, RESTAURANTS & LEISURE—3.9%
382	Darden Restaurants, Inc.	78
1,561	Papa John’s International, Inc.	47
2,950	Penn Entertainment, Inc. *	60
		185
HOUSEHOLD DURABLES—1.0%
352	Dr. Horton, Inc.	50
INSURANCE—2.4%
495	Reinsurance Group of America, Inc.	117
IT SERVICES—1.5%
641	Akamai Technologies, Inc. *	74
LIFE SCIENCES TOOLS & SERVICES—7.0%
6,133	Avantor, Inc. *	85
219	Bio-Rad Laboratories, Inc. Class A*	71
443	Charles River Laboratories International, Inc. *	103
1,887	Qiagen NV	78
		337
MACHINERY—5.0%
469	Albany International Corp. Class A	35
503	Middleby Corp. *	67
503	Midera Food Processing, Inc. *	24
275	Snap-on, Inc.	113
		239
MULTI-UTILITIES—1.1%
464	WEC Energy Group, Inc.	51
OFFICE REITS—2.6%
897	BXP, Inc.	63
1,573	COPT Defense Properties	60
		123
PROFESSIONAL SERVICES—3.4%
165	CACI International, Inc. Class A*	82
1,626	Insperity, Inc.	83
		165
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.2%
706	CBRE Group, Inc. Class A*	104
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.0%
654	Cirrus Logic, Inc. *	85
1,067	FormFactor, Inc. *	113
73	Monolithic Power Systems, Inc.	104
1,005	ON Semiconductor Corp. *	82
		384
SOFTWARE—2.4%
2,461	Box, Inc. Class A*	77
97	Synopsys, Inc. *	38
		115

⬤

Harbor SMID Cap Core ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SPECIALIZED REITS—1.2%
315	SBA Communications Corp.	$57
TRADING COMPANIES & DISTRIBUTORS—2.1%
570	GATX Corp.	102
TOTAL COMMON STOCKS (Cost $3,640)		4,729
TOTAL INVESTMENTS—98.8% (Cost $3,640)		4,729
CASH AND OTHER ASSETS, LESS LIABILITIES—1.2%		57
TOTAL NET ASSETS—100%		$4,786

RIGHTS/WARRANTS
Description	Shares	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Hologic, Inc.*	1,003	$0.00	02/07/2028	$—	$—[x]
FAIR VALUE MEASUREMENTS
As of July 31, 2026, the investment in Hologic, Inc. (as disclosed in the preceding Rights/Warrants schedule) was classified as Level 3 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
x
Fair valued in accordance with the fair value pricing procedures applicable to the Funds.
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor SMID Cap Value ETF
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—98.2%
Shares		Value
AEROSPACE & DEFENSE—4.4%
287	Huntington Ingalls Industries, Inc.	$94
447	Moog, Inc. Class A	174
		268
AUTOMOBILE COMPONENTS—1.2%
1,198	BorgWarner, Inc.	76
BANKS—10.3%
938	Pathward Financial, Inc.	83
838	Pinnacle Financial Partners, Inc.	88
857	Popular, Inc. (Puerto Rico)	150
659	UMB Financial Corp.	96
2,363	United Bankshares, Inc.	114
2,244	WesBanco, Inc.	93
		624
BUILDING PRODUCTS—1.5%
1,240	Masco Corp.	89
CAPITAL MARKETS—3.2%
393	Raymond James Financial, Inc.	69
1,484	Stifel Financial Corp.	123
		192
CHEMICALS—3.8%
1,011	Cabot Corp.	89
889	Eastman Chemical Co.	62
1,204	Scotts Miracle-Gro Co.	79
		230
COMMUNICATIONS EQUIPMENT—2.9%
2,553	Digi International, Inc. *	178
CONSTRUCTION MATERIALS—1.5%
436	Eagle Materials, Inc.	89
CONSUMER FINANCE—1.5%
440	FirstCash Holdings, Inc.	90
CONSUMER STAPLES DISTRIBUTION & RETAIL—2.3%
1,245	Performance Food Group Co. *	142
CONTAINERS & PACKAGING—1.2%
1,321	Sonoco Products Co.	74
DISTRIBUTORS—1.0%
2,803	LKQ Corp.	63
ELECTRICAL EQUIPMENT—7.1%
349	Acuity, Inc.	115
1,274	Atkore, Inc.	93
1,395	Nextpower, Inc. Class A*	125
466	Regal Rexnord Corp.	96
		429
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—10.2%
539	Advanced Energy Industries, Inc.	156
1,810	Avnet, Inc.	161
1,086	Flex Ltd. *	123
965	Sanmina Corp. *	179
		619

COMMON STOCKS—Continued
Shares		Value
ENERGY EQUIPMENT & SERVICES—1.2%
3,891	NOV, Inc.	$76
FINANCIAL SERVICES—1.3%
413	WEX, Inc. *	77
FOOD PRODUCTS—1.8%
1,854	Darling Ingredients, Inc. *	112
GAS UTILITIES—3.3%
554	Atmos Energy Corp.	96
5,105	MDU Resources Group, Inc.	102
		198
GROUND TRANSPORTATION—1.6%
2,668	Schneider National, Inc. Class B	95
HEALTH CARE PROVIDERS & SERVICES—1.4%
283	Labcorp Holdings, Inc.	88
HEALTH CARE REITS—0.9%
1,087	Alexandria Real Estate Equities, Inc.	56
HOTEL & RESORT REITS—0.9%
2,911	Pebblebrook Hotel Trust	56
HOTELS, RESTAURANTS & LEISURE—1.1%
340	Darden Restaurants, Inc.	69
HOUSEHOLD DURABLES—1.0%
438	Dr. Horton, Inc.	63
INDUSTRIAL REITS—2.7%
429	EastGroup Properties, Inc.	90
1,941	STAG Industrial, Inc.	74
		164
INSURANCE—3.9%
575	Reinsurance Group of America, Inc.	136
317	RenaissanceRe Holdings Ltd. (Bermuda)	102
		238
LIFE SCIENCES TOOLS & SERVICES—1.6%
415	Charles River Laboratories International, Inc. *	97
MACHINERY—8.7%
930	Albany International Corp. Class A	69
1,270	Flowserve Corp.	97
606	Middleby Corp. *	81
1,801	Midera Food Processing, Inc. *	86
263	Snap-on, Inc.	108
661	Timken Co.	91
		532
OFFICE REITS—2.1%
3,180	Vornado Realty Trust	125
OIL, GAS & CONSUMABLE FUELS—2.9%
286	Diamondback Energy, Inc.	58
2,980	Murphy Oil Corp.	118
		176
PROFESSIONAL SERVICES—3.3%
854	Jacobs Solutions, Inc.	115

⬤

Harbor SMID Cap Value ETF
PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—Continued
1,283	TriNet Group, Inc.	$85
		200
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.8%
740	CBRE Group, Inc. Class A*	109
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.5%
767	Entegris, Inc.	91
SOFTWARE—1.2%
184	Synopsys, Inc. *	72

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—1.9%
659	GATX Corp.	$118
TOTAL COMMON STOCKS (Cost $4,607)		5,975
TOTAL INVESTMENTS—98.2% (Cost $4,607)		5,975
CASH AND OTHER ASSETS, LESS LIABILITIES—1.8%		111
TOTAL NET ASSETS—100%		$6,086

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

⬤

Harbor Transformative Technologies ETF
PORTFOLIO OF INVESTMENTS—July 31, 2026 (Unaudited)

Value and Cost in Thousands

COMMON STOCKS—96.1%
Shares		Value
AUTOMOBILES—2.2%
440	Tesla, Inc. *	$137
BIOTECHNOLOGY—1.6%
2,169	Roivant Sciences Ltd. *	73
56	Vertex Pharmaceuticals, Inc. *	27
		100
BROADLINE RETAIL—6.0%
1,409	Amazon.com, Inc. *	383
COMMUNICATIONS EQUIPMENT—2.7%
945	Arista Networks, Inc. *	170
DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
313	Space Exploration Technologies Corp. Class A*	34
ELECTRIC UTILITIES—1.2%
281	Constellation Energy Corp.	74
ELECTRICAL EQUIPMENT—0.7%
187	Vertiv Holdings Co. Class A	45
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.4%
275	Keysight Technologies, Inc. *	88
ENTERTAINMENT—1.1%
1,009	Netflix, Inc. *	72
FINANCIAL SERVICES—1.1%
117	Mastercard, Inc. Class A	67
HEALTH CARE EQUIPMENT & SUPPLIES—1.1%
204	Intuitive Surgical, Inc. *	72
HOTELS, RESTAURANTS & LEISURE—1.0%
428	Airbnb, Inc. Class A*	65
INTERACTIVE MEDIA & SERVICES—9.1%
1,140	Alphabet, Inc. Class A	406
308	Meta Platforms, Inc. Class A	171
		577
IT SERVICES—5.8%
237	Cloudflare, Inc. Class A*	66
352	Quantinuum, Inc. Class A*	18
684	Shopify, Inc. Class A (Canada)*	80
710	Snowflake, Inc. *	208
		372

COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—0.8%
310	AstraZeneca PLC (United Kingdom)	$53
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—34.8%
588	Advanced Micro Devices, Inc. *	280
283	Analog Devices, Inc.	104
230	ARM Holdings PLC ADR*,1	55
76	ASML Holding NV New York Registry Shares (Netherlands)	124
861	Broadcom, Inc.	335
90	Cerebras Systems, Inc. Class A*	18
412	Credo Technology Group Holding Ltd. *	85
896	Lam Research Corp.	262
939	Lattice Semiconductor Corp. *	117
72	Micron Technology, Inc.	59
2,085	NVIDIA Corp.	419
517	Onto Innovation, Inc. *	134
536	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	217
		2,209
SOFTWARE—16.8%
243	Cadence Design Systems, Inc. *	83
700	Crowdstrike Holdings, Inc. Class A*	134
659	Datadog, Inc. Class A*	176
733	Microsoft Corp.	341
485	Oracle Corp.	63
441	Palantir Technologies, Inc. Class A*	54
317	Palo Alto Networks, Inc. *	105
1,767	Samsara, Inc. Class A*	66
424	ServiceNow, Inc. *	47
		1,069
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—8.2%
1,689	Apple, Inc.	522
TOTAL COMMON STOCKS (Cost $4,589)		6,109
TOTAL INVESTMENTS—96.1% (Cost $4,589)		6,109
CASH AND OTHER ASSETS, LESS LIABILITIES—3.9%		247
TOTAL NET ASSETS—100%		$6,356

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2026 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*
Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

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Harbor ETF Trust
Notes to Portfolios of Investments—July 31, 2026 (Unaudited)

NOTE 1—ORGANIZATIONAL MATTERS
Harbor ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of July 31, 2026, the Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds”, respectively).  The shares of each Fund are listed and traded on NYSE Arca, Inc. with the exception of shares of Harbor Commodity All-Weather Strategy ETF, Harbor Dividend Growth Leaders ETF, Harbor Long-Term Growers ETF, and Harbor PanAgora Dynamic Large Cap Core ETF which are listed and traded on NYSE. Harbor Capital Advisors, Inc. (the “Advisor” or “Harbor Capital”) is the investment adviser for the Funds.
Harbor Active Commodity ETF (Consolidated)
Harbor Active Small Cap ETF
Harbor Active Small Cap Growth ETF
Harbor AI Inflection Strategy ETF
Harbor Alpha Layering ETF (Consolidated)
Harbor AlphaEdge™ Large Cap Value ETF
Harbor AlphaEdge™ Small Cap Earners ETF (currently, Harbor Small Cap Earners ETF)
Harbor Ares Systematic High Yield ETF
Harbor Ares Systematic Multi-Sector Income ETF
Harbor Commodity All-Weather Strategy ETF (Consolidated)
Harbor Disciplined Bond ETF
Harbor Dividend Growth Leaders ETF
Harbor Emerging Markets Equity ETF
Harbor Emerging Markets Select ETF
Harbor Health Care ETF
Harbor Human Capital Factor US Large Cap ETF
Harbor Human Capital Factor US Small Cap ETF
Harbor International Compounders ETF
Harbor International Equity ETF
Harbor Long-Short Equity ETF
Harbor Long-Term Growers ETF
Harbor Mid Cap Core ETF
Harbor Mid Cap Value ETF
Harbor Multi-Asset Explorer ETF (Consolidated) (currently, Harbor Multi-Asset Total Return ETF)
Harbor Osmosis Emerging Markets Resource Efficient ETF
Harbor Osmosis International Resource Efficient ETF
Harbor PanAgora Dynamic Large Cap Core ETF
Harbor SMID Cap Core ETF
Harbor SMID Cap Value ETF
Harbor Transformative Technologies ETF
NOTE 2—SIGNIFICANT ACCOUNTING POLICIES
Security Valuation
Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Advisor to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts, options, rights and warrants, and centrally cleared swaps agreements) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom London Stock Exchange securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition) are valued using evaluated prices furnished by a pricing vendor. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with

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Harbor ETF Trust
Notes to Portfolios of Investments—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued
similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term debt securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter (“OTC”) swap agreements value is generally determined by a pricing vendor using a series of techniques, including simulation pricing models, or by the counterparties to the OTC swap agreements, typically using its own proprietary models. The pricing models may use inputs such as underlying asset prices, indices, exchange rates, interest rates, yield curves, and credit spreads, that are observed from actively quoted markets. OTC swap agreements are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities fair value determinations are made by the Advisor as designated by the Board of Trustees pursuant to the Investment Company Act. Fair value determinations for investments which incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–Quoted prices in active markets for identical securities.
Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual or semi-annual financial statements on Harbor Capital’s website at harborcapital.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

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